                           FOUNTAIN SQUARE(R) FUNDS


[PICTURE APPEARS HERE]

QUALITY GROWTH FUND

EQUITY INCOME FUND

BALANCED FUND

MID CAP FUND

INTERNATIONAL EQUITY FUND

BOND FUND FOR INCOME

QUALITY BOND FUND

U.S. GOVERNMENT SECURITIES FUND

MUNICIPAL BOND FUND

OHIO TAX FREE BOND FUND

COMMERCIAL PAPER FUND

GOVERNMENT CASH RESERVES FUND

U.S. TREASURY OBLIGATIONS FUND


                      Semi-Annual Report to Shareholders

                                          January 31, 1998

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fountain Square Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fountain Square Funds are distributed by BISYS Fund Services.

Fifth Third Bank serves as Investment Advisor to the Funds and receives a fee for its services.

Fountain Square Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter from the Chief Investment Officer
--------------------------------------------------------------------------------

Dear Shareholder:

   We are pleased to present the Fountain Square Funds Semi-Annual Report for the six months ended January 31, 1998. This letter offers us an opportunity to comment on recent market conditions and to review some of the principles that have continued to guide our investment strategy. It also gives us a chance to explain our outlook for the coming months, as well as our strategy based on that outlook.

Gains accompanied by volatility

   The financial markets continued to post gains during the recent period, with the Standard & Poor's 500 delivering a total return of 3.56%. The Fountain Square Funds also performed well during the period.

   The stock market's positive return over the past six months was due to several factors. For one, continued economic growth coupled with low inflation provided an attractive environment for investors. Increased worker productivity allowed companies to increase wages without raising prices. Interest rates also declined significantly during the period, with the yield on the 30-year Treasury bond falling by 50 basis points. Good corporate earnings--reflecting increased productivity due to firms' large investments in technology--also helped boost stock prices. And strong money flows into stocks and mutual funds benefited equities.

   The gains of the market were accompanied by increasing volatility, however, due to severe economic and currency problems in Asian countries. In particular, investors worried that weak Asian economies would hurt corporate profits in the United States. Such concerns caused stock prices to fluctuate significantly during the period.

A long-term focus

   Despite the stock market's recent volatility, we resisted the temptation to focus too closely on short-term events. As always, we managed the Funds with long-term performance in mind. Our disciplined approach of buying shares of consistent, high-quality growth companies trading at attractive valuations again benefited the Funds' performances.

   The Funds' strong performances reflect our strategy, which calls for identifying long-term trends driving the stock market and investing in high-quality growth companies that may benefit from those trends. For example, we have invested heavily in shares of health-care firms and financial services companies, which should benefit as aging baby-boomers spend more on their health and invest more for their retirement. We also have invested in shares of companies that supply or benefit from productivity-enhancing technology, such as computers.

   We also continued to take a long-term approach to bonds, taking advantage of opportunities without exposing shareholders to unnecessary risk. For example, we invested in fixed-income securities with strong credit ratings. We also avoided large interest rate bets that would require us to deviate greatly from the average maturity of the Funds' benchmarks. Instead, we took advantage of opportunities in specific sectors or maturity ranges, while maintaining relatively stable average maturities.

Letter from the Chief Investment Officer continued
--------------------------------------------------------------------------------

  Looking ahead

       During the next several months, we expect wage costs and productivity gains to balance out, keeping inflation low. Yields on long-term bonds likely will remain between 5.5% and 6.5%, although they could drift slightly lower than that range.

       We will keep a careful watch on how the recent economic turmoil in Asia affects corporate earnings in the United States. Although we may see a slight decline in United States GDP (Gross Domestic Product) growth this year, we do not foresee a recession. We expect companies to continue to post positive earnings growth in 1998, although the gains likely will be more modest than in the past. For example, we estimate the Standard & Poor's 500 Stock Index's(*) overall earnings growth rate will be 5% to 8%, although, we believe the earnings of the quality growth companies in which our Funds invest could increase by 8% to 10%.

       We believe that stock valuations are still reasonable if earnings growth stays positive. Although valuation measures such as price-to-earnings ratios are historically high, inflation is low enough to warrant those valuations.

       However, it is worth mentioning that the stock market has become more volatile during the past several months, due in part to the Asian economic crisis. What's more, we are far along in the economic cycle, having recently completed our seventh consecutive year of economic expansion. In that environment, we continue to stress the importance of holding a variety of assets in your portfolio.

       In particular, now may be a good time to examine your exposure to international markets. Although returns from overseas markets during recent years have been weak relative to returns at home, exposure to international stocks is an important component of a diversified portfolio. Moreover, such stocks may begin to perform well in the coming year.

       Thank you for your continued confidence in us. We will continue to manage the Funds with a disciplined, long-term approach and will do our best to help you meet your financial goals.

       Sincerely,

       /s/ James D. Berghausen, CFA

       James D. Berghausen, CFA
       Chief Investment Officer
       Fifth Third Bank

        (*)Standard & Poor's 500 Stock Index is an unmanaged market Index. This index does not include transaction costs associates with buying and selling securities, nor does it include any management fees.

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                                       3

Investment Reviews
--------------------------------------------------------------------------------

  Fountain Square Quality Growth Fund

       The Fund posted a total return of 4.30% on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. The Fund's return compared to a total return of 3.56% for the Standard & Poor's 500 Index, one of the Fund's benchmarks.

       The stock market's performance was more sluggish than it has been recently due to already high valuations and concerns that economic problems in Southeast Asia would hamper domestic growth. Within that environment, we continued to invest in shares of high-quality companies with strong earnings growth rates, while keeping an eye on the valuations of our holdings.

       That approach resulted in an overweighting in the technology, health-care, financial services and capital goods sectors. The decision to overweight health-care stocks was driven by attractive valuations in the sector, accelerating growth rates and strong product cycles of such companies as Schering-Plough Corp. (4.0% of net assets as of January 31, 1998) and American Home Products (3.4%). In the financial services sector, the Fund's investment in Cincinnati Financial (2.2%) helped boost performance.

       We continued to underweight sectors with limited growth potential, high valuations and a high degree of economic sensitivity. These sectors included utilities, energy, consumer staples and basic materials.

       Looking forward, we expect returns in the stock market during the next 12 to 18 months to be closer to their historical averages. We will continue to emphasize shares of relatively large, high-quality growth companies with low economic sensitivity, high earnings visibility and above-average earnings dividend growth. We will also continue to carefully monitor the valuations of the Fund's investments, in an effort to avoid holding overvalued stocks. This should help improve downside protection.

       As of January 31, 1998, the Fund's top holdings were Intel Corp. (5.1%), Freddie Mac (4.4%), Cisco Systems (4.2%), Johnson & Johnson (4.1%) and Schering-Plough Corp. (4.0%)./2/

       /1/ With the maximum sales charge of 4.50%, the Fund's total return for Investment A Shares was -0.40% for the six-month period.

       /2/ The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------

     Growth of $10,000 Invested in the Fountain Square Quality Growth Fund

                           [LINE GRAPH APPEARS HERE]

                   Lipper Growth              S&P/BARRA            S&P 500            Investment            Investment
Date               Funds Average             Growth Index        Stock Index           A Shares*             C Shares**
-----------------------------------------------------------------------------------------------------------------------
Jan-88                10,000                    10,000              10,000               9,550                10,000
Jan-89                11,651                    11,760              12,013              10,974                11,440
Jan-90                13,036                    13,848              13,742              12,519                12,984
Jan-91                14,259                    15,619              14,893              14,405                14,877
Jan-92                18,503                    20,021              18,274              18,358                18,889
Jan-93                20,231                    21,565              20,195              19,929                20,439
Jan-94                23,069                    22,641              22,790              20,545                21,070
Jan-95                22,048                    23,427              22,920              20,564                21,090
Jan-96                29,550                    32,783              31,757              26,950                27,639
Jan-97                36,342                    42,208              40,132              34,563                35,217
Jan-98                43,594                    55,232              50,951              44,434                44,948

     Average Annual Total Return for the Period Ended January 31, 1998/1/

---------------------------------------------------------------------------------------
                                                  Investment A*          Investment C**
                                                  -------------          --------------
         1 Year......................................22.75%..................27.63%
         5 Year......................................16.32%..................17.08%
         10 Year.....................................16.10%..................16.23%
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/1/ The quoted performance of the Quality Growth Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Quality Growth Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*  Reflects the maximum sales charge of 4.50%.

** Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum front-end sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

The Fund's performance is measured against the Standard & Poor's 500 Stock Index, S&P/BARRA Growth Index, both of which are unmanaged indices generally representative of the stock market, and the Lipper Growth Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The S&P's 500 Stock Index and the S&P/BARRA Growth Index do not reflect the deduction of fees associated with a mutual fund. The Lipper Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Equity Income Fund

   The Fund posted a total return of 12.61% on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. The Fund's total return compared favorably to a 4.33% return for Lipper Equity Income Funds Average, and a 3.56% return for the S&P 500 Stock Index.

   The environment during the period was favorable for the Fund, as falling interest rates and continued earnings growth drove stock performance. Investors, fearing that the financial crisis in Southeast Asia could lead to slower U.S. economic growth, favored stocks of firms with above-average earnings and dividend growth.

   The Fund overweighted financial services, utilities and health-care stocks. These shares benefited from investors' flight-to-quality, as well as from falling interest rates. In particular, Cincinnati Financial Corp. (1.2% of net assets as of January 31, 1998) helped boost the Fund's performance; its stock rose over 120% during 1997, boosted by its addition to the S&P 500 Stock Index on December 17, 1997. Ameritech Corp. (5.2%) performed well in the telecommunications sector. In addition, shares of pharmaceutical companies, such as Merck & Co., Inc. (1.8%), also boosted the Fund's returns.

   We expect earnings growth to drive the stock market's performance during the coming months. We will continue to emphasize stocks of high-quality firms that have potential to consistently increase their earnings and dividends. We expect that earnings increases of roughly 7 to 10% will support stock price gains in a similar range.

   As of January 31, 1998, the Fund's top five holdings were Ameritech Corp. (5.2%), Mellon Bank Corp. (5.2%), Fannie Mae (4.5%), GATX Corp. (4.4%), and Alltel Corp. (4.3%)./2/

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the Investment A Shares was 7.55% for the six-month period.
   /2/ The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------

     Growth of $10,000 Invested in the Fountain Square Equity Income Fund

                           [LINE GRAPH APPEARS HERE]


              Lipper Equity Income            S&P 500                  Investment           Investment C
Date              Funds Average             Stock Index                 A Shares*            C Shares**
--------------------------------------------------------------------------------------------------------
Jan-88               10,000                   10,000                      9,550                10,000
Jan-89               11,527                   12,013                     11,288                11,715
Jan-90               12,579                   13,742                     12,749                13,096
Jan-91               12,624                   14,893                     13,606                13,853
Jan-92               15,400                   18,274                     16,550                16,682
Jan-93               17,194                   20,195                     17,547                17,506
Jan-94               19,991                   22,790                     18,405                18,196
Jan-95               19,334                   22,920                     18,034                17,661
Jan-96               25,265                   31,757                     23,713                23,007
Jan-97               30,325                   40,132                     28,279                27,172
Jan-98               36,816                   50,951                     38,103                36,374


     Average Annual Total Return for the Period Ended January 31, 1998/1/

------------------------------------------------------------------------------
                                         Investment A*          Investment C**
                                         -------------          --------------
1 Year......................................28.73%..................33.87%
5 Year......................................15.70%..................15.75%
10 Year.....................................14.32%..................13.79%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
/1/ The quoted performance of the Equity Income Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Equity Income Fund's commencement of operations on 1/27/97, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*  Reflects the maximum sales charge of 4.50%.

** Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500 Stock Index and the Lipper Equity Income Funds Average. The S&P 500 Stock Index is an unmanaged index that is generally representative of the U.S. Stock Market as a whole. The Lipper Equity Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The S&P 500 Stock Index does not reflect the deduction of fees associated with a mutual fund. The Lipper Equity Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Balanced Fund

   The Fund posted a total return of 3.43% on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. The Fund's return compared to a 3.56% total return for the Standard & Poor's 500 Index, one of the Fund's benchmarks.

   We maintained the Fund's asset allocation of 65% equities and 35% fixed-income securities during the period. The Fund's stock holdings included a 65% to 70% stake in shares of large, high-quality growth companies. We also increased our position in shares of fast-growing mid-cap firms, taking advantage of attractive valuations among such stocks. We overweighted the technology, health-care, financial services and capital goods sectors. The Fund was underweighted in utilities, energy, consumer staples, communication services and basic materials companies.

   The Fund's fixed-income holdings primarily were a mix of U.S. Treasury securities and high-quality corporate issues, with some select mortgage-backed bonds.

   During the coming months, we anticipate that stocks could outperform bonds. Therefore, we will continue to invest most of the portfolio in shares of high-quality, large and medium-sized growth companies trading at reasonable valuations. We will increase the Fund's exposure to mid-cap stocks, due to their attractive valuations and high earnings visibility. However, we also will continue to invest a reasonable percentage of the portfolio in high-quality Treasury and corporate fixed-income securities in an effort to help mitigate risk to shareholders.

   As of January 31, 1998, the Fund's top five equity holdings were Intel (2.7% of net assets), Freddie Mac (2.3%), Cisco Systems (2.2%), Johnson & Johnson (2.1%) and Bank of New York (2.0%).(2)

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the
       Investment A Shares was -1.22% for the six-month period.
   /2/ The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------
        Growth of $10,000 Invested in the Fountain Square Balanced Fund


                           [LINE GRAPH APPEARS HERE]

Balanced Fund

                Lehman Brothers     Lipper Balanced    S&P/BARRA       S&P 500     Investment A  Investment C
              Aggregate Bond Index   Funds Average   Growth Index    Stock Index     Shares*       Shares**
--------------------------------------------------------------------------------------------------------------
Jan-88             10,000              10,000          10,000         10,000         9,550         10,000
--------------------------------------------------------------------------------------------------------------
Jan-89             10,572              11,002          11,760         12,013        10,947         11,435
--------------------------------------------------------------------------------------------------------------
Jan-90             11,784              12,079          13,848         13,742        12,733         13,228
--------------------------------------------------------------------------------------------------------------
Jan-91             13,165              13,049          15,619         14,893        14,849         15,380
--------------------------------------------------------------------------------------------------------------
Jan-92             14,880              15,738          20,021         18,274        18,548         19,114
--------------------------------------------------------------------------------------------------------------
Jan-93             16,513              17,264          21,565         20,195        20,659         21,221
--------------------------------------------------------------------------------------------------------------
Jan-94             18,022              19,530          22,641         22,790        21,525         22,112
--------------------------------------------------------------------------------------------------------------
Jan-95             17,604              18,779          23,427         22,920        21,320         21,901
--------------------------------------------------------------------------------------------------------------
Jan-96             20,587              23,732          32,783         31,757        26,632         27,359
--------------------------------------------------------------------------------------------------------------
Jan-97             21,257              27,359          42,208         40,132        31,232         31,911
--------------------------------------------------------------------------------------------------------------
Jan-98             23,541              32,179          55,232         50,951        37,962         38,523
--------------------------------------------------------------------------------------------------------------

     Average Annual Total Return for the Period Ended January 31, 1998(1)
--------------------------------------------------------------------------------
                                          Investment A*       Investment C**
                                          ------------        ------------
     1 Year..................................16.06%...............20.72%
     5 Year..................................11.91%...............12.66%
     10 Year.................................14.27%...............14.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/1/ The quoted performance of the Balanced Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Balanced Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*  Reflects the maximum sales charge of 4.50%.

** Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum front-end sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

The Fund's performance is measured against the Standard & Poor's 500 Stock Index, S&P/BARRA Growth Index, both of which are unmanaged indices generally representative of the stock market; the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole, and the Lipper Balanced Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The S&P 500 Stock Index, the S&P/BARRA Growth Index and the Lehman Brothers Aggregate Bond Index do not reflect the deduction of fees associated with a mutual fund. The Lipper Balanced Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Mid Cap Fund

   During the six months ended January 31, 1998, the Fund's total return was 7.19% for the Investment A Share class (before deduction of sales charge)./1/ That return compared to a 4.47% total return for the Standard & Poor's MidCap 400 Index, one of the Fund's benchmarks.

   Shares of medium-sized firms performed well during the period, due to attractive valuations and improving earnings for such firms. Furthermore, the economic crisis in Southeast Asia caused many investors to shift assets from shares of large, multinational firms with strong international exposure, to shares of companies with less international exposure-and that group included stocks of many mid-sized companies.

   We continued to invest in shares of high-quality, medium-sized companies with above-average growth prospects trading at attractive valuations. This approach led us to overweight the financial services, technology, consumer cyclicals and capital goods sectors. Stocks that helped boost the Fund's return during the period included American Bankers Insurance Group (5.1% of net assets) and Cincinnati Financial (2.6%) in the financial services sector; Comair Holdings (4.5%) in the transportation and Casey's General Stores (2.3%) in the consumer cyclicals sector./2/

   We underweighted the basic materials, communication services, energy and utilities sectors. We believe these sectors offered limited growth potential during the period.

   We expect shares of high-quality, medium-sized growth companies to perform well relative to large- company stocks in the coming months. We believe mid-cap stocks in general offer more attractive valuations, stronger earnings growth potential and less exposure to international economies. We will continue to invest in companies with potentially sustainable above-average growth rates when their shares trade at attractive prices.

   As of January 31, 1998, the Fund's top five holdings were American Bankers Insurance Group (5.1%), Fiserv (4.9%), Comair Holdings (4.5%), First Tennessee National (4.3%) and Cardinal Health (4.1%)./2/

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the
       Investment A Shares was 2.36% for the six-month period.
   /2/ The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------

        Growth of $10,000 Invested in the Fountain Square Mid Cap Fund

                           [LINE GRAPH APPEARS HERE]

Mid Cap Fund

            Lipper MidCap     Standard & Poor's   Investment A   Investment C
            Funds Average     MidCap 400 Index       Shares *      Shares **
--------------------------------------------------------------------------------
Jan-88        10,000              10,000              9,550         10,000
--------------------------------------------------------------------------------
Jan-89        11,911              12,345             11,764         12,248
--------------------------------------------------------------------------------
Jan-90        13,360              14,340             13,486         13,991
--------------------------------------------------------------------------------
Jan-91        14,576              16,038             15,835         16,353
--------------------------------------------------------------------------------
Jan-92        20,617              22,704             21,918         22,546
--------------------------------------------------------------------------------
Jan-93        22,629              25,279             22,902         23,486
--------------------------------------------------------------------------------
Jan-94        26,517              29,117             23,535         24,135
--------------------------------------------------------------------------------
Jan-95        25,294              27,722             23,667         24,270
--------------------------------------------------------------------------------
Jan-96        33,353              36,448             29,850         30,612
--------------------------------------------------------------------------------
Jan-97        39,908              44,432             35,231         35,972
--------------------------------------------------------------------------------
Jan-98        44,603              55,560             45,801         46,419
--------------------------------------------------------------------------------



     Average Annual Total Return for the Period Ended January 31, 1998/1/
--------------------------------------------------------------------------------
                                         Investment A*          Investment C**
                                         ------------           ------------
1 Year......................................24.15%.................29.04%
5 Year......................................13.82%.................14.59%
10 Year.....................................16.44%.................16.59%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/1/ The quoted performance of the Mid Cap Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Mid Cap Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*    Reflects the maximum sales charge of 4.50%.

**   Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum front-end sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

The Fund's performance is measured against the Standard & Poor's MidCap 400 Index, an unmanaged index generally representative of the mid-cap sector of the U.S. stock market, and the Lipper MidCap Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Standard & Poor's MidCap 400 Index does not reflect the deduction of fees associated with a mutual fund. The Lipper MidCap Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square International Equity Fund+

   The Fund posted a -2.50% loss on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. That compared to a -5.69% return for the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index.

   Foreign markets were very volatile, especially late in the period. There was a divergence of returns between Europe and Asia: European stocks gained 12.6% in local currency terms, while stock markets in the Far East (ex-Japan) declined 28%. Japan's market fell 16%. Many Asian currencies also declined significantly.

   The Fund outperformed its benchmark, in part because we sold its stake in Malaysia during the second quarter. Malaysia's market was down 65% in U.S. dollar terms during the period. In September, we sold the Fund's entire position in Hong Kong. That move helped the Fund, as Hong Kong's market lost 43% during the period. The Fund also benefited from its relatively low investment in Japan, and from our strategy of hedging some of the Fund's currency exposure. The currency-hedging strategy added more than a full percentage point to the Fund's return.

   Late in the period, we increased the Fund's exposure to Japan to roughly equal the weighting of our benchmark. That shift reflected our belief that Japanese stocks are undervalued. For example, the price-to-book and price-to-sales ratios of the market are the cheapest of any developed market in the EAFE index.

   The Fund also benefited from its overweighting in Europe. Italy (which delivered a 25.7% return in U.S. dollar terms during the period) and Spain (18.9% return) were overweighted, while the Fund had neutral weightings in France (3% return) and Germany (flat return). During the period, we trimmed the Fund's overweight in the United Kingdom (12.5% return) to neutral, in part due to concerns that the pound is somewhat overvalued./2/

   The Fund's holdings within each country are broadly diversified among industries and sectors. This reflects our belief that an emphasis on choosing the right allocation among countries rather than the right individual stocks will determine the Fund's performance.

   We will continue to emphasize countries that offer attractive valuations and good fundamentals. Although valuations in Europe are higher than they have been historically, they look reasonable compared to interest rates and earnings growth rates. As a result, we will retain the Fund's overweighting in Europe. The Fund will remain underweight in Asia, because we have doubts about Asian companies' chances for earnings growth and think that those markets will trade lower. We also will continue to use currency hedging as a defensive measure. The Fund remains underweighted in the United States compared to global markets, because we are concerned about the outlook for domestic earnings growth; moreover, U.S. stock valuations are expensive after seven years of gains.

   The Fund's top five holdings as of January 31, 1998, were Novartis (1.8% of net assets), Glaxo Holdings (1.6%), Nippon Telegraph (1.6%), British Petroleum Company (1.5%) and Lloyds (1.5)./2/

   +   International investing involves increased risk and volatility.

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the Investment A Shares was -6.88% for the six-month period.

   /2/ The composition of the Fund's portfolio is subject to change.

  Growth of $10,000 Invested in the Fountain Square International Equity Fund


                           [LINE GRAPH APPEARS HERE]


                  Investment           Investment          Morgan Stanley
                  C Shares**           A Shares*      International EAFE Index
--------------------------------------------------------------------------------
8/18/94             10,000                9,550                10,000
 Jan-95              9,010                8,605                 9,449
 Jan-96             10,830               10,344                11,007
 Jan-97             11,072               10,647                11,251
 Jan-98             12,620               12,180                12,443


     Average Annual Total Return for the Period Ended January 31, 1998/1/
--------------------------------------------------------------------------------
                                            Investment A*        Investment C**
                                            ------------         ------------
1 Year.......................................... 9.29% ............. 13.98%
Start of Performance (8/18/94).................. 5.87% .............. 6.96%




--------------------------------------------------------------------------------
   *Reflects the maximum sales charge of 4.50%.

   **Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares were also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. The maximum sales charge for Investment A Shares is 4.50%.

   The International Equity Fund's performance is measured against the Morgan Stanley Capital International EAFE Index, an unmanaged index generally representative of the foreign stock market. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Bond Fund For Income

   During the six months ended January 31, 1998, the Fund distributed income of $0.36 per share. Its net asset value per share increased from $12.19 to $12.25, for a total return of 3.95% on Investment A Shares (before deduction of sales charge)./1/ That return compares to a 4.27% return for the Fund's benchmark, the Lehman Brothers Intermediate Government Corporate Bond Index, and a 3.46% return for the Lipper Short-Intermediate Investment Grade Bond Funds Average.

   The economy grew at a moderate pace, and inflation remained low during the period. Furthermore, investors worried that the severe economic turmoil in Asia would eventually slow economic growth in the United States. Therefore, interest rates declined, and bond prices rose significantly.

   The Fund seeks to provide shareholders with stable current income, and therefore takes a somewhat cautious approach. For example, the Fund's average maturity began the period at 4.1 years and finished at 4 years. Meanwhile, the Fund's already high average credit quality rose from AA2 to AA1. That strategy benefited the Fund, as investors worried about the Asian crisis flocked to high-quality issues./2/

   At the same time, we took steps to maintain the Fund's commitment to providing shareholders with attractive levels of current income. In particular, we overweighted the Fund's exposure to corporate bonds relative to its index. Corporate bonds made up 44.9% of the Fund's net assets as of January 31, 1998; that compares to 38.8% for the benchmark. Treasury securities made up only 26% of the portfolio at the end of the period, versus 64% of the benchmark./2/

   We expect that the bond market will be volatile during the coming months. Bond prices already have climbed to reflect the possibility that the Asian crisis will reduce the growth rate of the U.S. economy. As of yet, however, there is no economic data to confirm that hypothesis. Thus, investors likely will react strongly to economic data that supports or weakens the argument that there is a clear connection between the Asian crisis and our domestic economy.

   On balance, we expect that interest rates will remain stable or perhaps decline slightly by the end of the year. We do not foresee any reduction in short-term rates by the Federal Reserve in the near term; however, the Fed could lower rates later in the year if the economy slows. In that environment, we will extend the Fund's average maturity modestly to lock-in higher yields as rates fall. We will continue to focus on issues with strong credit quality to help reduce risk to shareholders. We also will emphasize corporate bonds in the Fund's portfolio, to help provide an attractive level of current income to shareholders.

   /1/With the maximum sales charge of 4.50%, the Fund's total return for the Investment A Shares was 2.55% for the six-month period.

   /2/The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------

    Growth of $10,000 Invested in the Fountain Square Bond Fund For Income

                           [LINE GRAPH APPEARS HERE]

                                                Lipper
                                          Short-Intermediate
                                              Investment       Lehman Brothers
              Investment      Investment      Grade Bond      Intermediate Gov't
              C Shares**      A Shares*      Funds Average     Corporate Index
Jan-88          10,000           9,550           10,000            10,000
Jan-89          10,455          10,085           10,419            10,521
Jan-90          11,366          11,065           11,349            11,664
Jan-91          12,376          12,164           12,412            12,947
Jan-92          13,741          13,649           13,931            14,557
Jan-93          14,964          15,016           15,395            16,049
Jan-94          15,946          16,591           16,786            17,308
Jan-95          14,893          15,238           16,255            17,066
Jan-96          17,055          17,630           18,242            19,519
Jan-97          17,127          17,882           18,855            20,216
Jan-98          18,413          19,384           20,202            22,007


     Average Annual Total Return for the Period Ended January 31, 1998/1/

   ------------------------------------------------------------------------
                                           Investment A*    Investment C**
                                           ------------    ------------
    1 Year.....................................3.51% .............7.52%
    5 Year.....................................4.27% .............4.24%
    10 Year....................................6.85% .............6.29%
   ------------------------------------------------------------------------

--------------------------------------------------------------------------------

   /1/ The quoted performance of the Bond Fund for Income includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Bond Fund For Income's commencement of operations on 1/27/97, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

   * Reflects the maximum sales charge of 4.50%.

   ** Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares were also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower.

   The Fund's performance is measured against the Lehman Brothers Intermediate Government Corporate Index, an unmanaged index generally representative of the performance of the bond market as a whole. The Fund's performance is also measured against the Lipper Short-Intermediate Investment Grade Bond Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Lehman Brothers Intermediate Government Corporate Index does not reflect the deduction of fees associated with a mutual fund. The Lipper Short-Intermediate Investment Grade Bond Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Quality Bond Fund

   The Fund delivered a total return of 4.40% on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. That return reflected an income distribution of $0.29 per share and an increase in the Fund's net asset value from $9.85 to $9.98 per share. The Fund's benchmark, the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average, returned 4.90% and 4.21%, respectively, for the period.

   Interest rates declined considerably during most of the period, due to moderate economic growth, continued low inflation and investor concerns that financial turmoil in Asia would ultimately slow U.S. economic growth. The yield on the 30-year Treasury bond fell to 5.87% at the end of the period, down from 6.30% in August. As a result, bond prices-which generally move in the opposite direction of rates-rose significantly.

   The average maturity of the Fund fell from 8.5 years on August 1, 1997, to 7 years by January 31, 1998. The Fund benefited from shifts in the yield curve, which allowed it to outperform the Fund's index without increasing shareholders' risk over the period. For example, 30-year securities offered a very slight yield to maturity advantage--only 0.22 percentage points--over two-year securities early in the period. Therefore, we sold the Fund's 30-year positions and purchased shorter-term securities. When the yield advantage on long-term securities increased in January, we increased our holdings in longer-term bonds.

   We continued to hold issues with very strong credit quality, to help reduce risks to shareholders. The average credit quality of the Fund's holdings during the period remained high at AA1. The Fund also benefited from our decision to underweight mortgage securities, which typically underperform Treasuries when interest rates decline. In general, we were underweighted in agency securities and overweighted in Treasuries and high-quality corporate securities.

   Looking ahead, interest rates likely will remain relatively stable or perhaps decline somewhat during the next 12 months. We believe Federal Reserve policy will be neutral in the short term, although they may act to reduce short-term rates if the economy slows later in the year. Meanwhile, we believe the bond market will react strongly to any piece of economic data that portrays continued vibrant economy by decreasing prices. That is because investors have already priced in the possibility of an economic slowdown in the United States due to the Asian crisis--but there is no economic data out yet to back that up.

   We will continue to focus on high-quality Treasury and corporate bonds, underweighting mortgage-backed securities and taking advantage of yield discrepancies that occur between different maturity sectors of the market. In addition, we will maintain a neutral to relatively long average maturity, since we believe that interest rates will eventually trend downward.

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the Investment A shares was -0.29% for the six-month period.

--------------------------------------------------------------------------------

      Growth of $10,000 Invested in the Fountain Square Quality Bond Fund


                           [LINE GRAPH APPEARS HERE]

          Lehman Brothers        Lipper Intermediate
         Intermediate Govt.     Investment Grade Debt     Investment A   Investment C
          Corporate Index          Funds Average            Shares *       Shares **
---------------------------------------------------------------------------------------
Jan-88        10,000                  10,000                 9,550          10,000
---------------------------------------------------------------------------------------
Jan-89        10,521                  10,416                10,008          10,426
---------------------------------------------------------------------------------------
Jan-90        11,664                  11,381                10,953          11,366
---------------------------------------------------------------------------------------
Jan-91        12,947                  12,486                12,013          12,408
---------------------------------------------------------------------------------------
Jan-92        14,557                  14,186                13,459          13,847
---------------------------------------------------------------------------------------
Jan-93        16,049                  15,755                14,704          15,081
---------------------------------------------------------------------------------------
Jan-94        17,308                  17,401                15,783          16,166
---------------------------------------------------------------------------------------
Jan-95        17,066                  16,692                15,259          15,650
---------------------------------------------------------------------------------------
Jan-96        19,519                  19,442                17,526          18,011
---------------------------------------------------------------------------------------
Jan-97        20,216                  20,139                17,809          18,200
---------------------------------------------------------------------------------------
Jan-98        22,007                  22,170                19,504          19,743
---------------------------------------------------------------------------------------

     Average Annual Total Return for the Period Ended January 31, 1998/1/
--------------------------------------------------------------------------------
                                        Investment A*       Investment C**
                                        ------------       ------------
  1 Year...................................4.54%.................8.48%
  5 Year...................................4.84%.................5.54%
  10 Year..................................6.92%.................7.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   /1/ The quoted performance of the Quality Bond Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Quality Bond Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

   *   Reflects the maximum sales charge of 4.50%.

   ** Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum front-end sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

   The Fund's performance is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the performance of the bond market as a whole, and the Lipper Intermediate Investment Grade Debt Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Lehman Brothers Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund. The Lipper Intermediate Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fountain Square U.S. Government Securities Fund

   During the six months ended January 31, 1998, the Fund distributed $0.27 per share. Its net asset value per share increased from $9.75 to $9.87, for a total return of 4.10% on Investment A Shares (before deduction of sales charge)./1/ The return compares to 4.27% and 3.58% returns for the Fund's benchmarks, the Lehman Brothers Intermediate Government Bond Index and the Lipper Short-Intermediate Government Bond Funds Average, respectively.

   Although bond prices declined early in the period, prices rose considerably beginning in October. The rally reflected a number of factors, including continued moderate economic growth and low inflation. In addition, the financial crisis in Asia seemed likely to lead to slower economic growth in the United States. Those factors prevented the Federal Reserve from taking any action that would boost interest rates.

   We extended the Fund's average maturity from 2.9 years to 3.1 years early in the period as interest rates rose. That strategy benefited the Fund as rates declined later. We also continued to take advantage of shifts in the relative yields of securities with different maturities. For example, we shifted assets from seven-year Treasury bonds to four-year Treasury bonds when the latter seemed to offer a more attractive outlook. At the same time, we put more cash to work in the bond market to avoid reducing the overall average maturity of the portfolio.

   The Fund maintained an AAA average credit rating. We underweighted callable securities and mortgage issues in favor of Treasuries, which made up 57.1% of the Fund's net assets at the end of the period. That approach also helped boost the Fund's returns, as the Asian crisis encouraged a flight by investors to the highest quality issues./2/

   Looking ahead, we will keep a close eye on inflationary pressures. Most economists believe that any wage pressures will be dampened by slower economic growth in the United States due to fallout from the Asian crisis. However, we will watch closely for inflationary signs that contradict that outlook.

   We expect interest rates to continue to decline over the long term. However, bond market volatility will likely offer opportunities to make trades that will enhance the Fund's returns. In particular, we will lengthen the portfolio slightly when bond prices decline, and shorten the Fund's average maturity when the market rallies. As always, we seek to maintain a steady income for shareholders while managing the Fund's total return.

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the
       Investment A Shares was -0.59% for the six-month period.
   /2/ The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------

      Growth of $10,000 Invested in the Fountain Square U.S. Government
                                Securities Fund

                           [LINE GRAPH APPEARS HERE]

          Lehman Brothers       Lipper Short-Intermediate
         Intermediate Govt.       U.S. Government Bond    Investment A   Investment C
             Bond Index             Funds Average            Shares *       Shares **
---------------------------------------------------------------------------------------
Jan-88        10,000                  10,000                 9,550          10,000
---------------------------------------------------------------------------------------
Jan-89        10,486                  10,299                 9,937          10,327
---------------------------------------------------------------------------------------
Jan-90        11,627                  11,287                10,737          11,105
---------------------------------------------------------------------------------------
Jan-91        12,950                  12,508                11,737          12,101
---------------------------------------------------------------------------------------
Jan-92        14,484                  13,874                12,738          13,070
---------------------------------------------------------------------------------------
Jan-93        15,929                  15,113                13,553          13,863
---------------------------------------------------------------------------------------
Jan-94        17,085                  16,070                14,385          14,713
---------------------------------------------------------------------------------------
Jan-95        16,893                  15,868                14,131          14,453
---------------------------------------------------------------------------------------
Jan-96        19,179                  17,730                15,877          16,240
---------------------------------------------------------------------------------------
Jan-97        19,866                  18,434                16,215          16,482
---------------------------------------------------------------------------------------
Jan-98        21,596                  19,823                17,536          17,658
---------------------------------------------------------------------------------------






     Average Annual Total Return for the Period Ended January 31, 1998/1/
--------------------------------------------------------------------------------
                                         Investment A*       Investment C**
                                         ------------        ------------
 1 Year.....................................3.33%................7.14%
 5 Year.....................................4.32%................4.96%
 10 Year....................................5.78%................5.86%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   /1/ The quoted performance of the U.S Government Securities Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the U.S. Government Securities Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

   *Reflects the maximum sales charge of 4.50%.

   **Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum front-end sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

   The Fund's performance is measured against the Lehman Brothers Intermediate Government Bond Index, an unmanaged index generally representative of intermediate-term government bonds and the Lipper Short-Intermediate U.S. Government Bond Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Lehman Brothers Intermediate Government Bond Index does not reflect the deduction of fees associated with a mutual fund. The Lipper Short-Intermediate U.S. Government Bond Funds Average and the Fund's performance reflect the deduction for fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Municipal Bond Fund/+/

   During the six months ended January 31, 1998, the Fund delivered a total return of 2.97% on Investment A Shares (before deduction of sales charge)./1/ Its net asset value remained steady at $12.33 per share, and shareholders received an income distribution of $0.27. The Fund's return compared to 3.61% and 4.21% total returns for its benchmarks, the Lehman Brothers 7-Year Municipal Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average, respectively.

   Municipal bond yields rose early in the period, along with yields on Treasury securities. But while Treasury rates fell sharply beginning in October due to the crisis in Asia, municipal bond yields remained relatively stable. Yields on 10-year Treasury bonds declined 0.49 percentage points during the period, from 6.6% to 5.5%. By contrast, yields on comparable municipal bonds declined only slightly, from 4.5% to 4.3%. One reason was that investors were eager to take shelter in the highest quality issues, such as Treasuries. In addition, a relatively heavy supply of municipal issues in January helped support tax-exempt yields.

   At the end of November, 30-year municipal bonds yielded 85% of the yield on 30-year Treasuries. But as Treasury yields declined, that percentage rose to 90%, making municipal bonds more attractive relative to Treasuries. Although the percentage declined again to 84% in December, municipal bonds remained attractive.

   We lengthened the Fund's duration from 5.62 years to around 5.98% years when yields rose during August. We maintained a similar duration through December as the municipal market rallied. But we allowed new cash flow to gradually shorten the Fund's duration in January.

   We maintained the Fund's high credit quality, with an overall credit rating of AA1. We enhanced the credit quality of the portfolio by purchasing select insured bonds and by shifting some assets from revenue bonds into general obligation bonds (GOs). The Fund's growing assets also allowed us to take larger positions, helping to keep trading costs lower.

   We expect that as the Treasury bond market becomes less volatile, the ratio of municipal bond yields to Treasury yields will return to normal from its relatively high current level. However, U.S. interest rates are not likely to decline further until we see the domestic economy slowing in response to the Asian crisis. As always, we will continue to pursue the Fund's primary objective--seeking to protect shareholders' income stream while seeking attractive opportunities to boost the Fund's yield.

   /+/ Some or all of the income may be subject to the federal alternative minimum tax and to certain state and local taxes.

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the Investment A Shares was -1.67% for the six-month period.

--------------------------------------------------------------------------------

     Growth of $10,000 Invested in the Fountain Square Municipal Bond Fund

                           [LINE GRAPH APPEARS HERE]

                                                                                     Lehman Brothers
                                                          Lipper Intermediate       Municipal Bond Index/
              Investment             Investment              Municipal Debt         Lehman Brothers 7-Year
Date           C Shares**             A Shares*              Funds Average          Municipal Bond Index
----          -----------            ----------           -------------------       ---------------------
Jan-88          10,000                 9,550                    10,000                    10,000
Jan-89          10,295                 9,936                    10,508                    10,857
Jan-90          10,873                10,591                    11,198                    11,729
Jan-91          11,538                11,362                    12,120                    13,114
Jan-92          12,497                12,429                    13,287                    14,463
Jan-93          13,124                13,187                    14,464                    15,817
Jan-94          13,838                14,023                    15,931                    17,400
Jan-95          13,444                13,779                    15,493                    17,054
Jan-96          14,514                15,013                    17,344                    19,293
Jan-97          14,846                15,514                    17,890                    20,013
Jan-98          15,847                16,681                    18,731                    21,694

     Average Annual Total Return for the Period Ended January 31, 1998/1/

   -------------------------------------------------------------------------
                                           Investment A*     Investment C**
                                           ------------      ------------
    1 Year....................................2.68%..............6.74%
    5 Year....................................3.86%..............3.84%
    10 Year...................................5.25%..............4.71%
   -------------------------------------------------------------------------

--------------------------------------------------------------------------------

   /1/ The quoted performance of the Municipal Bond Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Municipal Bond Fund's commencement of operations on 1/27/97, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

   * Reflects the maximum sales charge of 4.50%.

   ** Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares were also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower.

   The Fund's performance is measured against the Lehman Brothers Municipal Bond Index, from 1/31/88 to 1/31/90, prior to the creation of the Lehman Brothers 7-Year Municipal Bond Index against which the performance is now measured. Both Lehman Brothers indices are unmanaged indices that are generally representative of municipal bonds with intermediate maturities. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Lehman Brothers Municipal Bond Index and the Lehman Brothers 7-Year Municipal Bond Index do not reflect the deduction of fees associated with a mutual fund. The Lipper Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Ohio Tax Free Bond Fund/+/

   The Fund posted a total return of 3.04% on Investment A Shares (before deduction of sales charge)/1/ during the six months ended January 31, 1998. That return reflected an income distribution of $0.22 per share and an increase in the Fund's net asset value from $10.31 to $10.36 per share. The Fund's benchmarks the Lehman Brothers 7-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average, returned 3.61% and 3.18%, respectively, for the period.

   The Ohio municipal market reflected many of the factors that drove the performance of the broader tax-exempt market. Tax-exempt bond yields rose early in the period, along with yields on Treasury securities. But the two sectors of the bond market diverged somewhat after that: Treasury rates fell significantly beginning in October due to the Asian economic crisis, while municipal bond yields remained relatively stable.

   For example, yields on 10-year Treasury bonds declined 0.49% during the period, from 6.0% to 5.5%. By contrast, yields on Ohio 10-year general obligation bonds (GOs) declined more modestly, from 4.5% to 4.3%. The difference reflected the fact that investors, worried by the Asian crisis, were eager to take shelter in the highest quality issues. Moreover, the Ohio tax-exempt market saw heavy issuance in January, which helped support yields.

   We lengthened the Fund's duration from 5.62 years to around 5.78 years when yields rose in August. We maintained a similar duration through December as the municipal market rallied. However, we allowed new cash flow to gradually shorten the Fund's duration in January.

   We maintained the Fund's high credit quality, with an average rating of AA. We boosted that rating by adding to the Fund's insured bonds, which were relatively inexpensive, compared to non-insured bonds of comparable quality. In addition, the Fund's assets continued to grow, allowing us to take larger positions, which helps to keep trading costs lower.

   Ohio's economy remains strong and diverse, and we will continue to maintain the Fund's high credit quality by purchasing insured bonds and GOs when they are trading at attractive prices. We also will look for opportunities to shift from callable securities to non-callable issues. That approach is designed to help the Fund take advantage of interest rate declines, which are likely to occur as the Asian financial crisis affects the U.S. economy. In addition, we will look for chances to sell small odd-lot positions when they can fetch attractive prices, and use the proceeds to purchase larger blocks of individual securities.

   If the large supply of Ohio municipal issues pushes rates to attractive levels, we may extend the Fund's duration. However, we will keep an eye on economic forces, and will act to reduce the Fund's risks if inflationary pressures threaten to cause a slump in the municipal market.

   /+/ Some or all of the income may be subject to the federal alternative minimum tax and to certain state and local taxes.

   /1/ With the maximum sales charge of 4.50%, the Fund's total return for the Investment A Shares was -1.60% for the six-month period.

--------------------------------------------------------------------------------

   Growth of $10,000 Invested in the Fountain Square Ohio Tax Free Bond Fund

                           [LINE GRAPH APPEARS HERE]

                                                                     Lehman Brothers
                                            Lipper Intermediate   Municipal Bond Index/
               Investment       Investment     Municipal Debt    Lehman Brothers 7-Year   Lehman Brothers 5-Year
Date           C Shares**       A Shares*      Funds Average      Municipal Bond Index     Municipal Bond Index
----           ----------       ----------  -------------------   ---------------------   ----------------------
Jan-88          10,000            9,550            10,000               10,000                   10,000
Jan-89          10,388           10,013            10,508               10,857                   10,540
Jan-90          11,054           10,693            11,198               11,729                   11,353
Jan-91          11,748           11,414            12,120               13,114                   12,402
Jan-92          12,843           12,529            13,287               14,463                   13,657
Jan-93          13,551           13,277            14,464               15,817                   14,822
Jan-94          14,531           14,253            15,931               17,400                   16,068
Jan-95          14,083           13,813            15,493               17,054                   15,917
Jan-96          15,878           15,573            17,344               19,293                   17,730
Jan-97          16,145           15,931            17,890               20,013                   18,359
Jan-98          17,257           17,148            18,731               21,694                   19,644

     Average Annual Total Return for the Period Ended January 31, 1998(1)

   ------------------------------------------------------------------------
                                          Investment A*     Investment C**
                                          ------------      ------------
     1 Year...................................2.85%.............6.89%
     5 Year...................................4.29%.............4.95%
     10 Year..................................5.54%.............5.61%
   ------------------------------------------------------------------------

--------------------------------------------------------------------------------

   /1/ The quoted performance of the Ohio Tax Free Bond Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 1/31/88 and prior to the Ohio Tax Free Bond Fund's commencement of operations on 5/27/93, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

   * Reflects the maximum sales charge of 4.50%.

   ** Investment C Shares were initially offered April 19, 1996. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. The Investment A Shares are subject to a maximum sales charge of 4.50%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 1.00% of the average daily net asset value of Investment C Shares. If these 12b-1 fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.35% of the average daily net asset value of Investment A Shares.

   The Fund's performance is measured against the Lehman Brothers Municipal Bond Index from 1/31/88 to 1/31/90, prior to the creation of the Lehman Brothers 7-Year Municipal Bond Index, against which the Fund's performance is now measured. The Fund's performance is also measured against the Lehman 5-Year Municipal Bond Index. The Lehman Brothers indices are unmanaged indices generally representative of the intermediate-term municipal bond market. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. falling into this category. The Lehman Brothers 5-Year and Lehman 7-Year Municipal Bond Indices do not reflect the deduction of fees associated with a mutual fund. The Lipper Intermediate Municipal Debt Funds Average and the Fund's performance do reflect the deduction of fees for these value-added services.

   Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fountain Square Money Market Funds/+/

   At the start of the recent six-month period ended January 31, 1998, investors were uncertain about the strength of the economy and were concerned about the potential for wage inflation and the possibility that the Federal Reserve would change short-term interest rates. However, moderate economic growth, low inflation and news of economic turmoil in Asia caused interest rates to decline until late December. In that environment, Fed policy remained unchanged.

   In late December, short-term rates temporarily increased due to certain year-end anomalies. For example, the Federal Funds Rate tends to spike during the final days of December, boosting rates on discount notes and commercial paper. Rates continued to be volatile in January, due in part to investor concerns about the Asian currency crisis.

   During the period, the Funds' average maturities ranged between 35 and 45 days--a neutral, fairly conservative position relative to the Funds' peer group. We did not feel that economic signals were clear enough to justify a large bet on the direction of interest rates. That conservative strategy benefited the Funds' returns, as very short-term overnight securities traded better than longer-term issues during much of the period.

   We further boosted returns in the Commercial Paper Fund by increasing our investments in various types of commercial paper and repo's. That helped the Fund capture extra yield when yields rose in late December.

   We do not expect the Fed to make any changes to short-term rates until at least midsummer. At that point, second-quarter corporate earnings will be released, which will indicate the effects of the Asian crisis on our economy. Meanwhile, we will maintain the Funds' current strategies, in an effort to provide attractive yields to shareholders without exposing them to unnecessary risk.

   Fountain Square Commercial Paper Fund is a no-load money market mutual fund that invests primarily in high-quality commercial paper. Commercial paper represents very short-term loans made by banks and other corporations.

   Fountain Square Government Cash Reserves Fund is a no-load money market mutual fund that invests in short-term U.S. government securities. The Fund limits its investments to U.S. government securities paying interest that generally would be exempt from state income taxes.

   Fountain Square U.S. Treasury Obligations Fund is a no-load money market fund that invests in short-term U.S. Treasury obligations and repurchase agreements fully collateralized by such Treasury securities.


   /+/ Investments in the Funds are neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

Fountain Square Quality Growth Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

Shares or
Principal                         Security                         Market
 Amount                          Description                        Value
---------  ----------------------------------------------------  -----------


Common Stocks -- 97.0%
--------------------------------------------------------------
           Banking -- 7.7%
           ---------------------------------------------------
  330,000  Bank of New York Co., Inc.                            $17,881,875
           ---------------------------------------------------
   72,000  Mellon Bank Corp.                                       4,347,000
           ---------------------------------------------------
  390,000  Norwest Corp.                                          14,235,000
           ---------------------------------------------------   -----------
              Total                                               36,463,875
           ---------------------------------------------------   -----------
           Business Services -- 1.0%
           ---------------------------------------------------
  110,000  Cintas Corp.                                            4,592,500
           ---------------------------------------------------   -----------
           Chemicals -- 3.8%
           ---------------------------------------------------
  430,000  Praxair, Inc.                                          17,818,125
           ---------------------------------------------------   -----------
           Computer Software & Services -- 7.9%
           ---------------------------------------------------
  420,000  First Data Corp.                                       12,862,499
           ---------------------------------------------------
   41,400  Microsoft Corp. (b)                                     6,176,363
           ---------------------------------------------------
  575,000  Oracle Corp. (b)                                       13,368,749
           ---------------------------------------------------
  115,000  Sun Microsystems, Inc. (b)                              5,512,813
           ---------------------------------------------------   -----------
              Total                                               37,920,424
           ---------------------------------------------------   -----------
           Computer Systems & Equipment -- 6.6%
           ---------------------------------------------------
  315,000  Cisco Systems (b)                                      19,864,688
           ---------------------------------------------------
   92,000  Diebold, Inc.                                           4,577,000
           ---------------------------------------------------
  115,000  Hewlett-Packard Co.                                     6,900,000
           ---------------------------------------------------   -----------
              Total                                               31,341,688
           ---------------------------------------------------   -----------
           Consumer Products -- 7.9%
           ---------------------------------------------------
  150,000  Conagra, Inc.                                           4,743,750
           ---------------------------------------------------
  240,000  Crown Cork & Seal Co., Inc.                            11,880,000
           ---------------------------------------------------
  340,000  Newell Co.                                             13,961,249
           ---------------------------------------------------
   28,000  Procter & Gamble Co.                                    2,194,500
           ---------------------------------------------------
  150,000  Sherwin Williams Co.                                    4,275,000
           ---------------------------------------------------   -----------
              Total                                               37,054,499
           ---------------------------------------------------   -----------
           Electrical Equipment -- 3.6%
           ---------------------------------------------------
  150,000  Emerson Electric Co.                                    9,075,000
           ---------------------------------------------------
  105,000  General Electric Co.                                    8,137,500
           ---------------------------------------------------   -----------
              Total                                               17,212,500
           ---------------------------------------------------   -----------



                                -- Continued --

Fountain Square Quality Growth Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                         Market
 Amount                          Description                        Value
---------  ---------------------------------------------------   -----------
Common Stocks--Continued
--------------------------------------------------------------
           Electronics -- 7.9%
           ---------------------------------------------------
  315,000  Adaptec, Inc. (b)                                       7,028,438
           ---------------------------------------------------
  300,000  Intel Corp.                                            24,300,000
           ---------------------------------------------------
  210,000  Molex, Inc.                                             5,722,500
           ---------------------------------------------------   -----------
              Total                                               37,050,938
           ---------------------------------------------------   -----------
           Financial -- 4.4%
           ---------------------------------------------------
  470,000  Federal Home Loan Mortgage Corp.                       20,915,000
           ---------------------------------------------------   -----------
           Insurance -- 7.4%
           ---------------------------------------------------
   50,000  Allstate Corp.                                          4,425,000
           ---------------------------------------------------
   46,000  American International Group, Inc.                      5,074,375
           ---------------------------------------------------
   82,000  Cincinnati Financial Corp.                             10,455,000
           ---------------------------------------------------
  220,000  MGIC Investment Corp.                                  14,877,500
           ---------------------------------------------------   -----------
              Total                                               34,831,875
           ---------------------------------------------------   -----------
           Manufacturing -- 5.1%
           ---------------------------------------------------
  380,000  Federal Signal Corp.                                    8,526,250
           ---------------------------------------------------
  220,000  Illinois Tool Works                                    12,251,250
           ---------------------------------------------------
  117,000  Zebra Technologies Corp., Class A (b)                   3,246,750
           ---------------------------------------------------   -----------
              Total                                               24,024,250
           ---------------------------------------------------   -----------
           Media/Publishing -- 2.7%
           ---------------------------------------------------
  255,000  Interpublic Group of Cos., Inc.                        12,510,938
           ---------------------------------------------------   -----------
           Medical Devices -- 2.7%
           ---------------------------------------------------
  195,000  Guidant Corp.                                          12,528,750
           ---------------------------------------------------   -----------
           Medical Distribution -- 1.5%
           ---------------------------------------------------
   90,000  Cardinal Health, Inc.                                   6,969,375
           ---------------------------------------------------   -----------
           Oil & Gas -- 2.7%
           ---------------------------------------------------
   45,000  Chevron Corp.                                           3,366,563
           ---------------------------------------------------
  136,000  Mobil Corp.                                             9,265,000
           ---------------------------------------------------
              Total                                               12,631,563
           ---------------------------------------------------   -----------
           Oil & Gas Extraction -- 0.7%
           ---------------------------------------------------
  120,000  Ensco International                                     3,255,000
           ---------------------------------------------------   -----------
           Pharmaceuticals -- 16.8%
           ---------------------------------------------------
  170,000  American Home Products                                 16,224,375
           ---------------------------------------------------
   40,000  Amgen, Inc. (b)                                         2,000,000
           ---------------------------------------------------
  290,000  Johnson & Johnson                                      19,411,874
           ---------------------------------------------------
  145,000  Pfizer, Inc.                                           11,880,938
           ---------------------------------------------------
  260,000  Schering - Plough Corp.                                18,817,500
           ---------------------------------------------------


                                -- Continued --

Fountain Square Quality Growth Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                         Market
 Amount                          Description                        Value
---------  ---------------------------------------------------   -----------
Common Stocks--Continued
--------------------------------------------------------------
   75,000  Warner Lambert, Inc.                                   11,287,500
           ---------------------------------------------------   -----------
              Total                                               79,622,187
           ---------------------------------------------------   -----------
           Retail -- 3.0%
           ---------------------------------------------------
  235,000  Home Depot, Inc.                                       14,173,438
           ---------------------------------------------------   -----------
           Telecommunications -- 1.7%
           ---------------------------------------------------
  225,000  Cincinnati Bell                                         8,071,875
           ---------------------------------------------------   -----------
           Transportation -- 1.9%
           ---------------------------------------------------
  310,000  Comair Holdings, Inc.                                   8,738,125
           ---------------------------------------------------   -----------
           Total Common Stocks                                   457,726,925
           ---------------------------------------------------   -----------
Demand Notes -- 0.0%
--------------------------------------------------------------
           Miscellaneous -- 0.0%
           ---------------------------------------------------
    6,849  General Electric Demand Note                                6,849
           ---------------------------------------------------    ----------
           Total Demand Notes                                          6,849
           ---------------------------------------------------    ----------
Repurchase Agreements -- 3.0%
--------------------------------------------------------------
14,026,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
           (at amortized cost), collateralized by U.S.
           Treasury Bills due 7/2/98 with a value of
           $14,309,100.                                           14,026,000
           ---------------------------------------------------   -----------
           Total Repurchase Agreements                            14,026,000
           ---------------------------------------------------   -----------
           Total Investments (Cost $326,005,150) (a) -- 100.0%   471,759,774
           ---------------------------------------------------
           Other assets in excess of liabilities -- 0.0%             192,473
           ---------------------------------------------------   -----------
           TOTAL NET ASSETS -- 100.0%                           $471,952,247
           ===================================================   ===========

Percentages indicated are based on net assets of $471,952,247.

(a) The cost of investments for federal tax purposes amounts to $326,005,150. The net unrealized appreciation of investments on federal tax basis amounts to $145,754,624, which is composed of $158,299,691 appreciation and $12,545,067 depreciation at January 31, 1998.

(b)  Non-income producing security.

See notes to financial statements.

Fountain Square Equity Income Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------


 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------- ---------------------------------------------------      --------
Common Stock -- 98.2%
--------------------------------------------------------------
           Banking -- 13.7%
           ---------------------------------------------------
  105,000  Bank of New York Co., Inc.                             $5,689,688
           ---------------------------------------------------
    9,800  First Tennessee National Corp.                            576,975
           ---------------------------------------------------
  114,000  Mellon Bank Corp.                                       6,882,749
           ---------------------------------------------------
  142,000  Norwest Bank                                            5,183,000
           ---------------------------------------------------   -----------
              Total                                               18,332,412
           ---------------------------------------------------   -----------
           Chemicals -- 3.8%
           ---------------------------------------------------
  312,500  RPM, Inc.                                               5,000,000
           ---------------------------------------------------   -----------
           Electrical Equipment -- 8.1%
           ---------------------------------------------------
   65,000  Emerson Electric Co.                                    3,932,500
           ---------------------------------------------------
   40,000  General Electric Co.                                    3,100,000
           ---------------------------------------------------
   75,000  Hubbell, Inc. Class B                                   3,754,688
           ---------------------------------------------------   -----------
              Total                                               10,787,188
           ---------------------------------------------------   -----------
           Financial Services -- 9.7%
           ---------------------------------------------------
   90,000  A.G. Edwards, Inc.                                      3,408,750
           ---------------------------------------------------
   96,000  Federal National Mortgage Assoc.                        5,928,000
           ---------------------------------------------------
  162,000  United Asset Management Corp.                           3,564,000
           ---------------------------------------------------   -----------
              Total                                               12,900,750
           ---------------------------------------------------   -----------
           Food -- 4.5%
           ---------------------------------------------------
   45,000  Conagra, Inc.                                           1,423,125
           ---------------------------------------------------
   82,000  H.J. Heinz Co.                                          4,545,875
           ---------------------------------------------------   -----------
              Total                                                5,969,000
           ---------------------------------------------------   -----------
           Insurance -- 4.8%
           ---------------------------------------------------
   50,000  American General Corp.                                  2,818,750
           ---------------------------------------------------
   12,000  Cincinnati Financial Corp.                              1,530,000
           ---------------------------------------------------
   40,300  Safeco Corp.                                            2,012,481
           ---------------------------------------------------   -----------
              Total                                                6,361,231
           ---------------------------------------------------   -----------
           Manufacturing -- 3.2%
           ---------------------------------------------------
  190,000  Federal Signal Corp.                                    4,263,125
           ---------------------------------------------------   -----------



                                 -- Continued --

Fountain Square Equity Income Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------- -------------------------------------------------------  --------
Common Stocks--Continued
------------------------------------------------------------------
           Office Equipment & Supplies -- 6.6%
           ---------------------------------------------------
   94,000  Avery Dennison Corp.                                    4,218,250
           ---------------------------------------------------
  100,000  Pitney-Bowes, Inc.                                      4,587,500
           ---------------------------------------------------   -----------
              Total                                                8,805,750
           ---------------------------------------------------   -----------
           Oil & Gas -- 9.3%
           ---------------------------------------------------
   42,000  Amoco Corp.                                             3,417,750
           ---------------------------------------------------
   65,000  Chevron Corp.                                           4,862,813
           ---------------------------------------------------
   60,000  Mobil Corp.                                             4,087,500
           ---------------------------------------------------   -----------
              Total                                               12,368,063
           ---------------------------------------------------   -----------
           Pharmaceuticals -- 7.9%
           ---------------------------------------------------
   14,000  Abbott Labs                                               991,375
           ---------------------------------------------------
   38,900  Johnson & Johnson                                       2,603,869
           ---------------------------------------------------
   20,000  Merck & Co., Inc.                                       2,345,000
           ---------------------------------------------------
   20,000  Pfizer, Inc.                                            1,638,750
           ---------------------------------------------------
   40,000  Schering - Plough Corp.                                 2,895,000
           ---------------------------------------------------   -----------
              Total                                               10,473,994
           ---------------------------------------------------   -----------
           Retail -- 3.0%
           ---------------------------------------------------
   60,000  J.C. Penney Co., Inc.                                   4,042,500
           ---------------------------------------------------   -----------
           Telecommunications -- 12.5%
           ---------------------------------------------------
  135,000  Alltel Corp.                                            5,771,250
           ---------------------------------------------------
  162,000  Ameritech Corp.                                         6,955,875
           ---------------------------------------------------
   42,500  Bell Atlantic Corp.                                     3,933,906
           ---------------------------------------------------   -----------
              Total                                               16,661,031
           ---------------------------------------------------   -----------
           Transportation -- 4.4%
           ---------------------------------------------------
   80,000  GATX Corp.                                              5,805,000
           ---------------------------------------------------   -----------
           Utilities/Electric -- 5.3%
           ---------------------------------------------------
   90,000  Cinergy Corp.                                           3,105,000
           ---------------------------------------------------
   60,000  Duke Power                                              3,251,250
           ---------------------------------------------------
   17,000  KU Energy Corp.                                           637,500
           ---------------------------------------------------   -----------
              Total                                                6,993,750
           ---------------------------------------------------   -----------
           Utilities/Natural Gas -- 1.4%
           ---------------------------------------------------
   94,000  AGL Resources, Inc.                                     1,862,375
           ---------------------------------------------------   -----------
           Total Common Stock                                    130,626,169
           ---------------------------------------------------   -----------

                                -- Continued --

Fountain Square Equity Income Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------- -------------------------------------------------------  --------
Repurchase Agreements -- 1.5%
------------------------------------------------------------------
1,930,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury
          Bills due 7/2/98 with a value of $1,971,476.             1,930,000
           ---------------------------------------------------  ------------
           Total Repurchase Agreements                             1,930,000
           ---------------------------------------------------  ------------
           Total Investments (Cost $87,581,820) (a) -- 99.7%     132,556,169
           ---------------------------------------------------  ------------
           Other assets in excess of liabilities -- 0.3%             338,741
           ---------------------------------------------------  ------------
           TOTAL NET ASSETS -- 100.0%                           $132,894,910
           ===================================================  ============

Percentages indicated are based on net assets of $132,894,910.

*The cost of investments for federal tax purposes amounts to $87,581,820. The net unrealized appreciation of investments on federal tax basis amounts to $44,974,349, which is composed of $45,605,048 appreciation and $630,699 depreciation at January 31, 1998.

See notes to financial statements.

Fountain Square Balanced Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

Shares or
Principal                         Security                            Market
 Amount                          Description                           Value
---------  -------------------------------------------------------  -----------
Common Stocks -- 62.1%
------------------------------------------------------------------
           Banking -- 5.5%
           -------------------------------------------------------
   55,000  Bank of New York Co., Inc.                                $2,980,313
           -------------------------------------------------------
   35,000  First Tennessee National Corp.                             2,060,625
           -------------------------------------------------------
   13,000  Mellon Bank Corp.                                            784,875
           -------------------------------------------------------
   70,000  Norwest Corp.                                              2,555,000
           -------------------------------------------------------   ----------
              Total                                                   8,380,813
           -------------------------------------------------------   ----------
           Business Services -- 0.3%
           -------------------------------------------------------
   10,000  Cintas Corp.                                                 417,500
           -------------------------------------------------------   ----------
           Chemicals -- 1.9%
           -------------------------------------------------------
   70,000  Praxair, Inc.                                              2,900,625
           -------------------------------------------------------   ----------
           Computer Software & Services -- 6.1%
           -------------------------------------------------------
   35,000  Electronics for Imaging, Inc.                                586,250
           -------------------------------------------------------
   65,000  First Data Corp.                                           1,990,625
           -------------------------------------------------------
   50,000  Fiserv, Inc. (b)                                           2,593,750
           -------------------------------------------------------
    4,800  Microsoft Corp. (b)                                          716,100
           -------------------------------------------------------
   84,000  Oracle Corp. (b)                                           1,953,000
           -------------------------------------------------------
   25,000  Reynolds & Reynolds Co., Class A                             496,875
           -------------------------------------------------------
   20,000  Sun Microsystems, Inc. (b)                                   958,750
           -------------------------------------------------------   ----------
              Total                                                   9,295,350
           -------------------------------------------------------   ----------
           Computer Systems & Equipment -- 3.3%
           -------------------------------------------------------
   52,500  Cisco Systems (b)                                          3,310,781
           -------------------------------------------------------
   16,000  Diebold, Inc.                                                796,000
           -------------------------------------------------------
   16,000  Hewlett-Packard Co.                                          960,000
           -------------------------------------------------------   ----------
              Total                                                   5,066,781
           -------------------------------------------------------   ----------
           Consumer Products -- 3.5%
           -------------------------------------------------------
   29,000  Conagra, Inc.                                                917,125
           -------------------------------------------------------
   38,000  Crown Cork & Seal Co., Inc.                                1,881,000
           -------------------------------------------------------
   40,000  Newell Co.                                                 1,642,500
           -------------------------------------------------------
    4,000  Procter & Gamble Co.                                         313,500
           -------------------------------------------------------
   20,000  Sherwin Williams Co.                                         570,000
           -------------------------------------------------------   ----------
              Total                                                   5,324,125
           -------------------------------------------------------   ----------
           Distributors -- 0.3%
           -------------------------------------------------------
   12,000  Fastenal Co.                                                 527,250
           -------------------------------------------------------   ----------

                                -- Continued --

Fountain Square Balanced Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                           Value
---------  -------------------------------------------------------  ------------
Common Stocks--Continued
------------------------------------------------------------------
           Electrical Equipment -- 2.2%
           -------------------------------------------------------
   20,000  Belden, Inc.                                                 762,500
           -------------------------------------------------------
   25,000  Emerson Electric Co.                                       1,512,500
           -------------------------------------------------------
   14,000  General Electric Co.                                       1,085,000
           -------------------------------------------------------   ----------
              Total                                                   3,360,000
           -------------------------------------------------------   ----------
           Electronics -- 7.2%
           -------------------------------------------------------
  105,000  Adaptec, Inc. (b)                                          2,342,813
           -------------------------------------------------------
   60,000  Computer Products, Inc. (b)                                1,447,500
           -------------------------------------------------------
   20,000  Flextronics, International (b)                               712,500
           -------------------------------------------------------
   50,000  Intel Corp.                                                4,049,999
           -------------------------------------------------------
   50,000  Molex, Inc.                                                1,362,500
           -------------------------------------------------------
   15,000  QLogic Corp. (b)                                             485,625
           -------------------------------------------------------
   27,562  Vishay Intertechnology, Inc. (b)                             578,802
           -------------------------------------------------------   ----------
              Total                                                  10,979,739
           -------------------------------------------------------   ----------
           Financial -- 2.3%
           -------------------------------------------------------
   77,000  Federal Home Loan Mortgage Corporation                     3,426,500
           -------------------------------------------------------   ----------
           General Building Contractors -- 0.5%
           -------------------------------------------------------
   45,000  Clayton Homes Inc.                                           753,750
           -------------------------------------------------------   ----------
           Healthcare -- 1.1%
           -------------------------------------------------------
   17,000  First Health Group Corp.                                     809,625
           -------------------------------------------------------
   15,000  STERIS Corp. (b)                                             785,625
           -------------------------------------------------------   ----------
              Total                                                   1,595,250
           -------------------------------------------------------   ----------
           Insurance -- 4.3%
           -------------------------------------------------------
   10,000  Allstate Corp.                                               885,000
           -------------------------------------------------------
   40,000  American Bankers Insurance Group, Inc.                     2,210,000
           -------------------------------------------------------
    8,000  Cincinnati Financial Corp.                                 1,020,000
           -------------------------------------------------------
   36,000  MGIC Investment Corp.                                      2,434,500
           -------------------------------------------------------   ----------
              Total                                                   6,549,500
           -------------------------------------------------------   ----------
           Manufacturing -- 2.8%
           -------------------------------------------------------
   40,000  Federal Signal Corp.                                         897,500
           -------------------------------------------------------
   35,000  Illinois Tool Works                                        1,949,063
           -------------------------------------------------------
   50,000  Zebra Technologies Corp., Class A (b)                      1,387,500
           -------------------------------------------------------   ----------
              Total                                                   4,234,063
           -------------------------------------------------------   ----------
           Media/Publishing -- 1.4%
           -------------------------------------------------------
   42,000  Interpublic Group of Cos., Inc.                            2,060,625
           -------------------------------------------------------   ----------

                                -- Continued --

Fountain Square Balanced Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                            Market
  Amount                         Description                           Value
---------  -------------------------------------------------------  -----------
Common Stocks--Continued
------------------------------------------------------------------
           Medical Devices -- 1.6%
           -------------------------------------------------------
   38,000  Guidant Corp.                                               2,441,500
           -------------------------------------------------------   -----------
           Medical Distribution -- 0.5%
           -------------------------------------------------------
    9,000  Cardinal Health, Inc.                                         696,938
           -------------------------------------------------------   -----------
           Oil & Gas -- 2.6%
           -------------------------------------------------------
    8,000  Chevron Corp.                                                 598,500
           -------------------------------------------------------
   18,000  ENSCO International                                           488,250
           -------------------------------------------------------
   25,000  Global Marine                                                 573,438
           -------------------------------------------------------
   22,000  Mobil Corp.                                                 1,498,750
           -------------------------------------------------------
   40,000  Varco International, Inc. (b)                                 820,000
           -------------------------------------------------------   -----------
              Total                                                    3,978,938
           -------------------------------------------------------   -----------
           Pharmaceuticals -- 8.5%
           -------------------------------------------------------
   27,000  American Home Products                                      2,576,813
           -------------------------------------------------------
    8,000  Amgen, Inc.                                                   400,000
           -------------------------------------------------------
   47,000  Johnson & Johnson                                           3,146,062
           -------------------------------------------------------
   20,000  Pfizer, Inc.                                                1,638,750
           -------------------------------------------------------
   40,000  Schering - Plough Corp.                                     2,894,999
           -------------------------------------------------------
   14,000  Warner Lambert, Inc.                                        2,107,000
           -------------------------------------------------------   -----------
              Total                                                   12,763,624
           -------------------------------------------------------   -----------
           Retail -- 3.4%
           -------------------------------------------------------
   60,000  Consolidated Stores Corp. (b)                               2,467,500
           -------------------------------------------------------
   20,000  Dollar General                                                727,500
           -------------------------------------------------------
   33,000  Home Depot, Inc.                                            1,990,313
           -------------------------------------------------------   -----------
              Total                                                    5,185,313
           -------------------------------------------------------   -----------
           Telecommunications -- 1.3%
           -------------------------------------------------------
   15,000  Century Telephone Enterprises                                 791,250
           -------------------------------------------------------
   32,000  Cincinnati Bell                                             1,148,000
           -------------------------------------------------------   -----------
              Total                                                    1,939,250
           -------------------------------------------------------   -----------
           Transportation -- 1.5%
           -------------------------------------------------------
   80,000  Comair Holdings, Inc.                                       2,255,000
           -------------------------------------------------------   -----------
           Total Common Stocks                                        94,132,434
           -------------------------------------------------------   -----------

                                -- Continued --

Fountain Square Balanced Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                           Market
 Amount                          Description                          Value
---------  -------------------------------------------------------  --------
Asset Backed Securities -- 1.5%
--------------------------------------------------------------
           Financial -- 1.5%
           ---------------------------------------------------
1,500,000  Cityscape, Series 1996-3, 7.15%, 8/25/11                1,547,299
           ---------------------------------------------------
  750,000  GE Capital Management, 6.94%, 3/25/27                     763,500
           ---------------------------------------------------   -----------
           Total Asset Backed Securities                           2,310,799
           ---------------------------------------------------   -----------
Corporate Bonds -- 5.7%
--------------------------------------------------------------
           Financial -- 4.0%
           ---------------------------------------------------
   46,000  Bankers Trust New York Corp., 9.20%, 7/15/99               48,040
           ---------------------------------------------------
1,500,000  CIT Group Holdings, 6.25%, 3/28/01                      1,517,382
           ---------------------------------------------------
2,000,000  First Union Corp., 7.00%, 3/15/06                       2,076,147
           ---------------------------------------------------
  500,000  Ford Motor Credit, Floating Rate Note, 11/9/98
           (5.65%, 2/9/98)(c)                                        499,518
           ---------------------------------------------------
1,000,000  General Motors Acceptance Corp., 6.63%, 10/1/02         1,026,027
           ---------------------------------------------------
1,000,000  Sears Roebuck, 6.54%, 2/20/03                           1,024,002
           ---------------------------------------------------   -----------
              Total                                                6,191,116
           ---------------------------------------------------   -----------
           Manufacturing -- 1.0%
           ---------------------------------------------------
  500,000  IBP, Inc., 6.13%, 2/1/06                                  499,679
           ---------------------------------------------------
1,000,000  Texas Instruments, 6.88%, 7/15/00                       1,026,120
           ---------------------------------------------------
              Total                                                1,525,799
           ---------------------------------------------------   -----------
           Utility -- 0.7%
           ---------------------------------------------------
1,000,000  Georgia Power, 6.88%, 9/1/02                            1,016,668
           ---------------------------------------------------   -----------
           Total Corporate Bonds                                   8,733,583
           ---------------------------------------------------   -----------
Mortgage Backed Securities -- 0.4%
-------------------------------------------------------------
           U.S. Government Agencies -- 0.4%
           ---------------------------------------------------
    5,177  Federal Home Loan Mortgage Corp., 9.50%, 10/1/02,
           Pool #38-0009                                               5,352
           ---------------------------------------------------
   11,117  Federal Home Loan Mortgage Corp., 8.00%, 8/1/08,
           Pool #27-2525                                              11,528
           ---------------------------------------------------
  653,243  Federal National Mortgage Association, 6.00%,
           4/1/11, Dwarf Pool 344185                                 647,396
           ---------------------------------------------------   -----------
           Total Mortgage Backed Securities                          664,276
           ---------------------------------------------------   -----------
U.S. Government Securities -- 17.2%
--------------------------------------------------------------
           U.S. Government Agencies -- 7.9%
           ---------------------------------------------------
2,000,000  Federal National Mortgage Association, 6.80%,
           8/27/12                                                 2,113,168
           ---------------------------------------------------
1,939,700  Federal National Mortgage Association, 7.00%,
           7/18/27                                                 1,963,248
           ---------------------------------------------------
1,244,595  Government National Mortgage Association, 7.50%,
           8/15/27, Pool #449006                                   1,282,182
           ---------------------------------------------------
6,457,081  Government National Mortgage Association, 7.50%,
           9/15/27, Pool #451459                                   6,652,084
           ---------------------------------------------------   -----------
              Total                                               12,010,682
           ---------------------------------------------------   -----------

                                -- Continued --

Fountain Square Balanced Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                           Market
 Amount                          Description                          Value
---------  -------------------------------------------------------  --------
U.S. Government Securities--Continued
--------------------------------------------------------------
           U.S. Treasury Bonds -- 5.9%
           ---------------------------------------------------
8,750,000  6.00%, 2/15/26                                          8,892,188
           ---------------------------------------------------   -----------
           U.S. Treasury Notes -- 3.4%
           ---------------------------------------------------
5,000,000  6.50%, 8/31/01                                          5,178,125
           ---------------------------------------------------   -----------
           Total U.S. Government Securities                       26,080,995
           ---------------------------------------------------   -----------
Repurchase Agreement -- 15.4%
--------------------------------------------------------------
23,444,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
           (at amortized cost), collateralized by U.S.
           Treasury Bills due 7/2/98 with a value of
           $23,916,988.                                           23,444,000
           ---------------------------------------------------   -----------
           Total Repurchase Agreement                             23,444,000
           ---------------------------------------------------   -----------
           Total Investments (Cost $128,997,043) (a)-- 102.3%    155,366,087
           ---------------------------------------------------
           Liabilities in excess of other assets -- (2.3)%        (3,459,930)
           ---------------------------------------------------   -----------
           TOTAL NET ASSETS-- 100.0%                            $151,906,157
           ===================================================  ============

Percentages indicated are based on net assets of $151,906,157.

(a) The cost of investments for federal tax purposes amounts to $128,997,043. The net unrealized appreciation of investments on federal tax basis amounts to $26,369,044, which is composed of $30,417,659 appreciation and $4,048,615 depreciation at January 31, 1998.

(b)  Non-income producing security.

(c)  Current rate and next reset date shown.

See notes to financial statements.

Fountain Square Mid Cap Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------


 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------  -------------------------------------------------------  --------
Common Stocks -- 96.5%
--------------------------------------------------------------
           Banking -- 7.1%
           ---------------------------------------------------
  155,000  First Tennessee National Corp.                         $9,125,625
           ---------------------------------------------------
  100,000  Firstar Corp.                                           3,881,250
           ---------------------------------------------------
   52,000  Regions Financial Corp.                                 2,034,500
           ---------------------------------------------------   -----------
              Total                                               15,041,375
           ---------------------------------------------------   -----------
           Business Services -- 5.5%
           ---------------------------------------------------
  123,000  Cintas Corp.                                            5,135,250
           ---------------------------------------------------
  160,000  Omnicom Group                                           6,490,000
           ---------------------------------------------------   -----------
              Total                                               11,625,250
           ---------------------------------------------------   -----------
           Chemicals -- 0.5%
           ---------------------------------------------------
   68,750  RPM, Inc.                                               1,100,000
           ---------------------------------------------------   -----------
           Computer Software & Services -- 7.1%
           ---------------------------------------------------
  150,000  Electronics for Imaging, Inc.                           2,512,500
           ---------------------------------------------------
  200,000  Fiserv, Inc. (b)                                       10,375,000
           ---------------------------------------------------
  110,000  Reynolds & Reynolds Co., Class A                        2,186,250
           ---------------------------------------------------   -----------
              Total                                               15,073,750
           ---------------------------------------------------   -----------
           Computer Systems & Equipment -- 3.3%
           ---------------------------------------------------
  140,000  Diebold, Inc.                                           6,965,000
           ---------------------------------------------------   -----------
           Consumer Products -- 1.8%
           ---------------------------------------------------
   95,000  Newell Co.                                              3,900,938
           ---------------------------------------------------   -----------
           Distributors -- 1.7%
           ---------------------------------------------------
   82,000  Fastenal Co.                                            3,602,875
           ---------------------------------------------------   -----------
           Electrical Equipment -- 3.4%
           ---------------------------------------------------
  190,000  Belden, Inc.                                            7,243,750
           ---------------------------------------------------   -----------
           Electronics -- 12.6%
           ---------------------------------------------------
  267,000  Adaptec, Inc. (b)                                       5,957,437
           ---------------------------------------------------
  246,000  Computer Products, Inc. (b)                             5,934,750
           ---------------------------------------------------
  120,000  Flextronics, International (b)                          4,275,000
           ---------------------------------------------------
  110,000  Molex, Inc.                                             2,997,500
           ---------------------------------------------------
   82,000  QLogic Corp. (b)                                        2,654,750
           ---------------------------------------------------
  235,725  Vishay Intertechnology, Inc. (b)                        4,950,225
           ---------------------------------------------------   -----------
              Total                                               26,769,662
           ---------------------------------------------------   -----------

                                 -- Continued --

Fountain Square Mid Cap Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------  -------------------------------------------------------  --------
Common Stocks--Continued
--------------------------------------------------------------
           General Building Contractors -- 1.4%
           ---------------------------------------------------
  180,000  Clayton Homes Inc.                                      3,015,000
           ---------------------------------------------------   -----------
           Healthcare -- 7.5%
           ---------------------------------------------------
  320,000  Ballard Medical Products                                8,040,000
           ---------------------------------------------------
   68,000  First Health Group Corp.                                3,238,500
           ---------------------------------------------------
   90,000  STERIS Corp. (b)                                        4,713,750
           ---------------------------------------------------   -----------
              Total                                               15,992,250
           ---------------------------------------------------   -----------
           Insurance -- 14.3%
           ---------------------------------------------------
  196,000  American Bankers Insurance Group, Inc.                 10,828,999
           ---------------------------------------------------
   43,000  Cincinnati Financial Corp.                              5,482,500
           ---------------------------------------------------
  115,000  MGIC Investment Corp.                                   7,776,875
           ---------------------------------------------------
  216,000  Mutual Risk Management, Limited                         6,439,500
           ---------------------------------------------------   -----------
              Total                                               30,527,874
           ---------------------------------------------------   -----------
           Manufacturing -- 7.6%
           ---------------------------------------------------
   60,000  Applied Industrial Technologies, Inc.                   1,593,750
           ---------------------------------------------------
  100,000  Chart Industries, Inc.                                  2,150,000
           ---------------------------------------------------
  187,000  Federal Signal Corp.                                    4,195,813
           ---------------------------------------------------
   50,000  OM Group, Inc.                                          1,915,625
           ---------------------------------------------------
  228,000  Zebra Technologies Corp., Class A (b)                   6,327,000
           ---------------------------------------------------   -----------
              Total                                               16,182,188
           ---------------------------------------------------   -----------
           Medical Distribution -- 4.1%
           ---------------------------------------------------
  112,000  Cardinal Health, Inc.                                   8,673,000
           ---------------------------------------------------   -----------
           Natural Gas -- 0.8%
           ---------------------------------------------------
   40,000  Questar Corp.                                           1,665,000
           ---------------------------------------------------   -----------
           Oil & Gas -- 2.2%
           ---------------------------------------------------
  113,000  Global Marine (b)                                       2,591,938
           ---------------------------------------------------
  100,000  Varco International, Inc. (b)                           2,050,000
           ---------------------------------------------------   -----------
              Total                                                4,641,938
           ---------------------------------------------------   -----------
           Retail -- 8.4%
           ---------------------------------------------------
  172,000  Casey's General Stores                                  4,837,500
           ---------------------------------------------------
  170,000  Consolidated Stores Corp. (b)                           6,991,250
           ---------------------------------------------------
  165,000  Dollar General                                          6,001,875
           ---------------------------------------------------   -----------
              Total                                               17,830,625
           ---------------------------------------------------   -----------
           Telecommunications -- 1.7%
           ---------------------------------------------------
   70,000  Century Telephone Enterprises                           3,692,500
           ---------------------------------------------------   -----------

                                 -- Continued --

Fountain Square Mid Cap Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------  ---------------------------------------------------      --------
Common Stocks--Continued
--------------------------------------------------------------
           Transportation -- 5.5%
           ---------------------------------------------------
  340,000  Comair Holdings, Inc.                                   9,583,750
           ---------------------------------------------------
   30,000  GATX Corp.                                              2,176,875
           ---------------------------------------------------  ------------
              Total                                               11,760,625
           ---------------------------------------------------  ------------
           Total Common Stocks                                   205,303,600
           ---------------------------------------------------  ------------
Repurchase Agreements -- 6.1%
--------------------------------------------------------------
12,907,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
           (at amortized cost), collateralized by U.S.
           Treasury Bills due 7/2/98 with a value of
           $13,169,264.                                           12,907,000
           ---------------------------------------------------  ------------
           Total Repurchase Agreements                            12,907,000
           ---------------------------------------------------  ------------
           Total Investments (Cost $164,107,482) (a) -- 102.6%   218,210,600
           ---------------------------------------------------
           Liabilities in excess of other assets -- (2.6)%       (5,575,377)
           ---------------------------------------------------  ------------
           TOTAL NET ASSETS -- 100.0%                           $212,635,223
           ===================================================  ============

Percentages indicated are based on net assets of $212,635,223.

(a) The cost of investments for federal tax purposes amounts to $164,107,482. The net unrealized appreciation of investments on federal tax basis amounts to $54,103,118, which is composed of $61,806,636 appreciation and $7,703,518 depreciation at January 31, 1998.

(b)  Non-income producing security.

See notes to financial statements.

Fountain Square International Equity Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks -- 90.7%
------------------------------------------------------------------
           Australia -- 1.8%
           -------------------------------------------------------
   10,300  Amcor, Ltd.                                                 $46,730
           -------------------------------------------------------
    4,800  Australian Gas & Light                                       36,811
           -------------------------------------------------------
   14,000  Australian National Industries, Ltd.                         13,049
           -------------------------------------------------------
   18,913  Boral, Ltd.                                                  47,440
           -------------------------------------------------------
    3,500  Brambles Industries, Ltd.                                    71,240
           -------------------------------------------------------
   29,587  Broken Hill Proprietary Co., Ltd.                           292,658
           -------------------------------------------------------
    7,695  Burns Philp & Co., Ltd.                                       1,055
           -------------------------------------------------------
   12,060  Coca Cola Amatil, Ltd.                                       97,942
           -------------------------------------------------------
   16,938  Coles Myer, Ltd.                                             85,448
           -------------------------------------------------------
   15,866  Crown, Ltd. (b)                                               7,611
           -------------------------------------------------------
   17,400  CSR, Ltd.                                                    61,174
           -------------------------------------------------------
   29,600  Fosters Brewing Group                                        62,886
           -------------------------------------------------------
   19,300  General Property Trust Units                                 37,181
           -------------------------------------------------------
   14,981  Gio Australia Holdings, Ltd.                                 40,247
           -------------------------------------------------------
   19,205  Goodman Fielder Wattie, Ltd.                                 30,285
           -------------------------------------------------------
    3,200  Howard Smith, Ltd.                                           26,646
           -------------------------------------------------------
    4,600  ICI Australia, Ltd.                                          33,247
           -------------------------------------------------------
    3,900  Leighton Holdings                                            14,112
           -------------------------------------------------------
    3,888  Lend Lease Corp.                                             91,083
           -------------------------------------------------------
   22,413  M.I.M. Holdings, Ltd.                                        13,978
           -------------------------------------------------------
   34,555  National Australia Bank, Ltd.                               477,897
           -------------------------------------------------------
    4,134  Newcrest Mining, Ltd. (b)                                     5,241
           -------------------------------------------------------
   28,365  News Corp., Ltd. (b)                                        178,649
           -------------------------------------------------------
   24,753  Normandy Mining, Ltd.                                        29,009
           -------------------------------------------------------
   10,641  North, Ltd.                                                  30,264
           -------------------------------------------------------
   14,100  Pacific Dunlop, Ltd.                                         29,956
           -------------------------------------------------------
   14,400  Pioneer International                                        36,219
           -------------------------------------------------------
    3,500  Plutonic Resources, Ltd.                                     11,274
           -------------------------------------------------------
    3,110  Renison Goldfields Consolidated, Ltd.                         5,286
           -------------------------------------------------------
    5,100  Rio Tinto, Ltd.                                              67,653
           -------------------------------------------------------
    9,512  Santos, Ltd.                                                 40,482
           -------------------------------------------------------
    2,000  Sons of Gwalia, Ltd.                                          5,962
           -------------------------------------------------------
    9,845  Southcorp. Holdings, Ltd.                                    37,109
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
    5,100  TABCORP Holdings, Ltd.                                       25,865
           -------------------------------------------------------
   57,500  Telstra Corp.                                               130,830
           -------------------------------------------------------
   15,445  Western Mining, Ltd.                                         54,534
           -------------------------------------------------------
    1,219  Westfield Trust                                               2,431
           -------------------------------------------------------
   19,454  Westfield Trust                                              41,064
           -------------------------------------------------------
   26,800  Westpac Banking Corp., Ltd.                                 183,669
           -------------------------------------------------------   ---------
              Total                                                  2,504,217
           -------------------------------------------------------   ---------
           Austria -- 0.6%
           -------------------------------------------------------
      500  Austrian Airlines                                            11,507
           -------------------------------------------------------
    1,500  Bank Austria                                                 84,902
           -------------------------------------------------------
    1,332  Bank of Austria AG (b)                                       75,186
           -------------------------------------------------------
      500  Banl Austria                                                 28,262
           -------------------------------------------------------
      100  Bau Holding                                                   4,432
           -------------------------------------------------------
      200  BAU Holdings AG                                              11,040
           -------------------------------------------------------
      400  Boehler-Uddeholm                                             24,071
           -------------------------------------------------------
      100  BWT AG                                                       16,716
           -------------------------------------------------------
      200  EA-Generali AG                                               53,181
           -------------------------------------------------------
      900  Flughafen Wein AG                                            37,856
           -------------------------------------------------------
      200  Lenzing AG (b)                                               11,896
           -------------------------------------------------------
      400  Mayr-Melnhof Karton AG                                       22,283
           -------------------------------------------------------
      100  Mikro Systemeintl AG                                          5,660
           -------------------------------------------------------
      200  Oesterreichische Brau-Beteiligun                             10,418
           -------------------------------------------------------
    1,100  Oesterreichische Elektrizitaetsw                            120,333
           -------------------------------------------------------
      800  OMV AG                                                      105,801
           -------------------------------------------------------
      500  Redex Herallith                                              18,077
           -------------------------------------------------------
      300  Steyr-Daimler-Purch AG                                        9,447
           -------------------------------------------------------
      500  Va Technologies                                              71,141
           -------------------------------------------------------
      300  Weinerberger Baustoffindustrie                               55,280
           -------------------------------------------------------   ---------
              Total                                                    777,489
           -------------------------------------------------------   ---------
           France -- 7.8%
           -------------------------------------------------------
      933  Accor SA                                                    183,795
           -------------------------------------------------------
    1,769  Air Liquid                                                  279,710
           -------------------------------------------------------
    3,541  Alcatel Alsthom                                             470,242
           -------------------------------------------------------
    7,488  AXA SA                                                      622,571
           -------------------------------------------------------
    4,853  Banque Nationale De Paris                                   250,973
           -------------------------------------------------------
    1,246  BIC                                                          91,262
           -------------------------------------------------------
      637  Bouygues                                                     81,160
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
      790  Canal Plus                                                  159,496
           -------------------------------------------------------
      927  Carrefour SA                                                501,202
           -------------------------------------------------------
    2,180  Casino Guichard Perrachon                                   121,071
           -------------------------------------------------------
    2,030  De St. Gobain                                               267,925
           -------------------------------------------------------
      718  Eridania Beghin-Say SA                                      127,837
           -------------------------------------------------------
      264  Essilor International                                        80,468
           -------------------------------------------------------
       95  Eurafrance                                                   38,329
           -------------------------------------------------------
    2,608  Financiere De Paribas SA                                    233,450
           -------------------------------------------------------
   15,447  France Telecom SA (b)                                       659,815
           -------------------------------------------------------
    2,922  Generale Des Eaux                                           424,314
           -------------------------------------------------------
    1,844  Groupe Danone                                               361,751
           -------------------------------------------------------
    1,735  Havas SA                                                    124,046
           -------------------------------------------------------
      383  Imetal                                                       48,109
           -------------------------------------------------------
    1,435  L'OREAL                                                     580,608
           -------------------------------------------------------
    2,293  La Farge-Coppee                                             146,149
           -------------------------------------------------------
    2,611  La Gardere Groupe Sca                                        92,549
           -------------------------------------------------------
      734  Le Grand SA                                                 146,152
           -------------------------------------------------------
    2,065  Lvmh Moet Vuitton Hennessy Lous                             378,121
           -------------------------------------------------------
    2,925  Lyonnaise Des Eaux SA                                       348,304
           -------------------------------------------------------
    2,875  Michelin Class B, Registered                                153,330
           -------------------------------------------------------
      201  Pathe SA                                                     34,277
           -------------------------------------------------------
    1,621  Pernod Ricard                                               103,795
           -------------------------------------------------------
    1,231  Peugeot SA                                                  161,666
           -------------------------------------------------------
      504  Pinault-Printemps-Redoute SA                                296,373
           -------------------------------------------------------
      448  Promodes                                                    188,069
           -------------------------------------------------------
    7,822  Rhone Poulenc SA                                            357,751
           -------------------------------------------------------
      118  Sagem SA                                                     61,679
           -------------------------------------------------------
    2,560  Sanofi SA                                                   282,260
           -------------------------------------------------------
    3,133  Schneider SA                                                182,493
           -------------------------------------------------------
      582  Simco-Union SA, Registered                                   45,632
           -------------------------------------------------------
    5,926  Societe Elf Aquitane SA                                     669,844
           -------------------------------------------------------
    2,244  Societe Generale                                            291,770
           -------------------------------------------------------
      190  Sodexho SA                                                  102,417
           -------------------------------------------------------
    2,880  Thomson CSF                                                  98,791
           -------------------------------------------------------
    5,664  Total SA, Class B                                           590,268
           -------------------------------------------------------
    5,964  Unisor Sacilor SA                                            82,027
           -------------------------------------------------------
    1,563  Valeo SA                                                    109,348
           -------------------------------------------------------  ----------
              Total                                                 10,631,199
           -------------------------------------------------------  ----------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
------------------------------------------------------------------   ---------
Common Stocks--Continued
------------------------------------------------------------------
           Germany -- 8.4%
           -------------------------------------------------------
    1,000  Adidas                                                      147,154
           -------------------------------------------------------
      700  Agiva AG (b)                                                 11,967
           -------------------------------------------------------
    4,650  Allianz AG                                                1,379,984
           -------------------------------------------------------
      200  Amb Aachener Muenchner                                       21,772
           -------------------------------------------------------
   12,150  BASF AG                                                     410,758
           -------------------------------------------------------
   14,850  Bayer AG                                                    558,496
           -------------------------------------------------------
    4,950  Bayerisch Hypotheken & Wechsek Bank AG                      239,375
           -------------------------------------------------------
    5,950  Bayerische Vereins Ag                                       379,196
           -------------------------------------------------------
    1,300  Bilfinger & Berger                                           35,487
           -------------------------------------------------------
      150  Brau & Brunnen (b)                                           13,539
           -------------------------------------------------------
      600  CKAG Konzern AG                                              55,437
           -------------------------------------------------------
    1,650  Continental Gummiwerke AG                                    37,910
           -------------------------------------------------------
   10,950  Dailmer Benz AG                                             763,141
           -------------------------------------------------------
    2,000  Degussa AG                                                  105,689
           -------------------------------------------------------
   10,350  Deutsche Bank AG                                            674,048
           -------------------------------------------------------
   47,896  Deutsche Telekom                                            835,816
           -------------------------------------------------------
    9,300  Dresdner Bank AG                                            413,613
           -------------------------------------------------------
    1,140  Heidelberger Zement                                          82,943
           -------------------------------------------------------
    2,150  Hochtief AG                                                  78,213
           -------------------------------------------------------
      200  Karstadt AG                                                  67,286
           -------------------------------------------------------
    1,050  Kloeckner Humboldt Deutz AG (b)                               7,295
           -------------------------------------------------------
      200  Linde AG                                                    119,583
           -------------------------------------------------------
    7,400  Lufthansa AG                                                133,183
           -------------------------------------------------------
      300  Man AG                                                       80,579
           -------------------------------------------------------
      750  Mannesmann AG                                               427,514
           -------------------------------------------------------
    3,850  Merck KGaA                                                  133,949
           -------------------------------------------------------
    4,796  Metro AG                                                    189,687
           -------------------------------------------------------
    1,700  Muenchener Rueckver                                         692,829
           -------------------------------------------------------
      400  Preussag AG                                                 128,664
           -------------------------------------------------------
    7,250  RWE AG                                                      404,934
           -------------------------------------------------------
    1,342  SAP AG                                                      457,951
           -------------------------------------------------------
    1,650  Schering AG                                                 170,505
           -------------------------------------------------------
   11,350  Siemens AG                                                  693,538
           -------------------------------------------------------
      100  STRABAG AG (b)                                                7,166
           -------------------------------------------------------
      700  Thyssen AG                                                  146,662
           -------------------------------------------------------
   10,600  VEBA AG                                                     737,588
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
------------------------------------------------------------------   ---------
Common Stocks--Continued
------------------------------------------------------------------
      550  Viag AG                                                     319,828
           -------------------------------------------------------
      600  Volkswagen AG                                               345,621
           -------------------------------------------------------
              Total                                                 11,508,900
           -------------------------------------------------------  ----------
           Great Britain -- 23.2%
           -------------------------------------------------------
   36,400  Abbey National PLC                                          718,335
           -------------------------------------------------------
   18,250  Arjo Wiggins Appleton PLC                                    45,057
           -------------------------------------------------------
   12,975  Associated British Foods PLC                                127,815
           -------------------------------------------------------
   80,615  B.A.T. Industries PLC                                       734,817
           -------------------------------------------------------
   44,195  Barclays PLC                                              1,333,177
           -------------------------------------------------------
   28,600  Bass PLC                                                    440,489
           -------------------------------------------------------
   18,186  BICC Group PLC, Registered                                   41,479
           -------------------------------------------------------
   33,842  Blue Circle Industries PLC                                  177,062
           -------------------------------------------------------
   18,219  BOC Group PLC                                               269,731
           -------------------------------------------------------
   28,600  Boots Co. PLC                                               402,379
           -------------------------------------------------------
   18,250  BPB Industries PLC                                           89,815
           -------------------------------------------------------
   12,990  British Aerospace PLC                                       337,058
           -------------------------------------------------------
   31,199  British Airways PLC                                         261,428
           -------------------------------------------------------
  101,007  British Gas                                                 541,683
           -------------------------------------------------------
  149,173  British Petroleum Co. PLC                                 2,009,722
           -------------------------------------------------------
   41,600  British Sky Broadcasting Group PLC                          245,878
           -------------------------------------------------------
   52,025  British Steel PLC                                           112,068
           -------------------------------------------------------
  150,900  British Telecommunications PLC                            1,440,239
           -------------------------------------------------------
  109,271  BTR PLC                                                     290,766
           -------------------------------------------------------
    7,785  Burmah Castrol PLC                                          128,303
           -------------------------------------------------------
   65,072  Cable & Wireless PLC                                        619,206
           -------------------------------------------------------
   28,598  Cadbury Schweppes PLC                                       333,383
           -------------------------------------------------------
   20,845  Caradon PLC                                                  55,042
           -------------------------------------------------------
  114,475  Centrica PLC (b)                                            200,736
           -------------------------------------------------------
   23,444  Coats Viyella PLC                                            34,498
           -------------------------------------------------------
   18,192  Commercial Union PLC                                        293,275
           -------------------------------------------------------
   12,975  Courtaulds PLC                                               53,672
           -------------------------------------------------------
    2,611  De La Rue, LTD.                                              15,731
           -------------------------------------------------------
   12,987  EMI Group PLC                                                95,446
           -------------------------------------------------------
        1  Energy Group PLC                                                 12
           -------------------------------------------------------
   75,450  General Electric Co. PLC                                    470,313
           -------------------------------------------------------
   15,630  GKN PLC                                                     318,927
           -------------------------------------------------------
   83,250  Glaxo Holdings PLC                                        2,225,464
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
   18,233  Granada Group PLC                                           283,652
           -------------------------------------------------------
   31,225  Great Universal Stores PLC                                  377,281
           -------------------------------------------------------
   20,827  Guardian Royal Exchange PLC                                 134,251
           -------------------------------------------------------
   91,407  Guinness PLC (b)                                            816,748
           -------------------------------------------------------
   15,629  Hanson PLC                                                   68,355
           -------------------------------------------------------
   33,775  Harrison & Crossfield PLC                                    72,065
           -------------------------------------------------------
   57,244  HSBC Holdings PLC                                         1,412,334
           -------------------------------------------------------
   23,425  Imperial Chemical Industries PLC                            358,104
           -------------------------------------------------------
   31,209  Ladbroke Group PLC                                          147,085
           -------------------------------------------------------
   20,800  Land Securities PLC                                         379,530
           -------------------------------------------------------
   20,800  LASMO PLC                                                    89,271
           -------------------------------------------------------
   31,225  Legal & General Group PLC                                   330,568
           -------------------------------------------------------
  143,075  Lloyds TSB Group PLC                                      1,991,897
           -------------------------------------------------------
   20,833  Lonrho PLC                                                   32,870
           -------------------------------------------------------
   91,050  Marks & Spencer PLC                                         858,218
           -------------------------------------------------------
   15,625  MEPC PLC, Registered                                        154,431
           -------------------------------------------------------
   36,400  National Power PLC                                          391,305
           -------------------------------------------------------
   21,259  Peninsular & Oriental Steam Navigation Co.                  241,919
           -------------------------------------------------------
   39,042  Pilkington PLC                                               73,409
           -------------------------------------------------------
   52,063  Prudential Corp. PLC                                        696,733
           -------------------------------------------------------
   23,425  Rank Group PLC                                              112,506
           -------------------------------------------------------
   36,400  Reed International PLC                                      374,046
           -------------------------------------------------------
   44,225  Reuters Holdings PLC                                        397,332
           -------------------------------------------------------
   15,625  Rexam PLC                                                    65,272
           -------------------------------------------------------
   31,215  Rio Tinto PLC, Registered                                   397,320
           -------------------------------------------------------
    7,800  RMC Group PLC                                               101,259
           -------------------------------------------------------
   36,407  Royal & Sun Alliance Insurance Group PLC                    408,345
           -------------------------------------------------------
   13,047  Royal Bank of Scotland Group PLC                            183,347
           -------------------------------------------------------
   23,412  Safeway PLC                                                 145,937
           -------------------------------------------------------
   41,612  Sainsbury (J) PLC                                           337,797
           -------------------------------------------------------
    5,175  Schroder PLC                                                164,231
           -------------------------------------------------------
   26,010  Scottish Power PLC                                          223,264
           -------------------------------------------------------
   52,025  Sears PLC                                                    42,956
           -------------------------------------------------------
   15,614  Sedgwick Group PLC                                           37,017
           -------------------------------------------------------
   12,975  Slough Estates PLC                                           83,478
           -------------------------------------------------------
  137,910  SmithCline Beecham                                        1,758,769
           -------------------------------------------------------
   12,990  Southern Electric PLC                                       112,884
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  ------------------------------------------------------     --------
Common Stocks--Continued
-----------------------------------------------------------------
   13,003  T.I. Group PLC                                               94,500
           ------------------------------------------------------
   36,389  Tarmac PLC                                                   61,430
           ------------------------------------------------------
   20,780  Taylor Woodrow PLC                                           60,306
           ------------------------------------------------------
   49,451  Tesco PLC                                                   434,380
           ------------------------------------------------------
   18,193  Thames Water PLC                                            260,720
           ------------------------------------------------------
   12,989  Thorn PLC                                                    30,581
           ------------------------------------------------------
   75,550  Unilever                                                    595,079
           ------------------------------------------------------
   18,245  United Utilities Group PLC                                  242,075
           ------------------------------------------------------
   85,839  Vodafone Group PLC                                          660,683
           ------------------------------------------------------
   23,425  Zeneca Group PLC                                            913,453
           ------------------------------------------------------  -----------
              Total                                                 31,671,999
           ------------------------------------------------------  -----------
           Indonesia -- 0.0%
           ------------------------------------------------------
   19,000  Mulia Industrindo                                               950
           ------------------------------------------------------  -----------
           Italy -- 7.4%
           ------------------------------------------------------
    5,700  Assicuratrice Industrial                                     68,751
           ------------------------------------------------------
   38,440  Assicurazioni Generali SpA                                1,048,800
           ------------------------------------------------------
   60,100  Banca Commerciale Italiana                                  246,299
           ------------------------------------------------------
   26,200  Banco Ambrosiano Veneto                                     121,320
           ------------------------------------------------------
    7,676  Benetton Group SpA                                          135,791
           ------------------------------------------------------
    6,400  Burgo (Cartiere) SpA                                         41,880
           ------------------------------------------------------
  104,500  Credito Italiano (b)                                        390,589
           ------------------------------------------------------
   28,000  Edison SpA                                                  182,293
           ------------------------------------------------------
  331,000  Ente Nazional Indrocarburi SpA                            1,931,024
           ------------------------------------------------------
    7,000  Falck, Accia & Ferriere Lombarde                             40,449
           ------------------------------------------------------
  141,830  Fiat SpA                                                    469,162
           ------------------------------------------------------
   31,720  Fiat SpA, di risp                                            62,094
           ------------------------------------------------------
   11,000  Impregilo SpA                                                 9,492
           ------------------------------------------------------
   36,600  Istituto Bancario san Paolo di Torina                       399,439
           ------------------------------------------------------
   26,450  Istituto Mobiliare Italiano                                 365,232
           ------------------------------------------------------
  175,600  Istituto Nazionale delle Assicurazioni                      387,571
           ------------------------------------------------------
   10,150  Italcementi SpA                                              77,676
           ------------------------------------------------------
    6,850  Italcementi SpA, di risp                                     24,122
           ------------------------------------------------------
   28,300  Italgas SpA                                                 111,427
           ------------------------------------------------------
   19,900  Magneti Marelli SpA                                          37,852
           ------------------------------------------------------
   50,000  Mediaset SpA                                                266,741
           ------------------------------------------------------
   21,000  Mediobanca Banca SpA                                        193,318
           ------------------------------------------------------
  119,154  Montedison SpA                                              113,917
           ------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  ------------------------------------------------------     --------
Common Stocks--Continued
-----------------------------------------------------------------
   41,500  Montedison SpA, di risp                                      29,941
           ------------------------------------------------------
  107,680  Olivetti Ing & Co. SpA (b)                                   89,213
           ------------------------------------------------------
   67,480  Parmalat Finanziaria SpA                                    106,464
           ------------------------------------------------------
   70,000  Pirelli SpA                                                 183,807
           ------------------------------------------------------
      880  R.A.S.                                                        6,637
           ------------------------------------------------------
   12,625  RAS Italian                                                 135,474
           ------------------------------------------------------
    1,600  Reno (Saffa) (b)                                              4,951
           ------------------------------------------------------
    9,600  Rinascente                                                   72,908
           ------------------------------------------------------
   12,800  Sirti SpA                                                    76,768
           ------------------------------------------------------
   29,000  Snia BPD SpA                                                 34,094
           ------------------------------------------------------
  272,500  Telecom Italia Mobile SpA                                 1,300,353
           ------------------------------------------------------
   42,151  Telecom Italia SpA                                          208,739
           ------------------------------------------------------
  145,833  Telecom Italia SpA (b)                                    1,010,904
           ------------------------------------------------------
   65,000  Tim, di risp (b)                                            192,666
           ------------------------------------------------------  -----------
              Total                                                 10,178,158
           ------------------------------------------------------  -----------
           Japan -- 20.5%
           ------------------------------------------------------
   25,400  Ajinomoto Co., Inc.                                         262,413
           ------------------------------------------------------
   26,600  Aoki Corp. (b)                                               20,558
           ------------------------------------------------------
    2,200  Aoyama Trading Co., Ltd.                                     52,571
           ------------------------------------------------------
   11,900  Asahi Bank, Ltd.                                             57,435
           ------------------------------------------------------
   15,600  Asahi Breweries, Ltd.                                       215,300
           ------------------------------------------------------
   49,000  Asahi Chemical Industry Co., Ltd.                           195,150
           ------------------------------------------------------
   45,800  Asahi Glass Co., Ltd.                                       263,314
           ------------------------------------------------------
   80,000  Bank of Tokyo-Mitsubishi, Ltd.                            1,160,883
           ------------------------------------------------------
    7,400  Bank of Yokohama, Ltd.                                       23,927
           ------------------------------------------------------
   15,600  Bridgestone Corp.                                           375,236
           ------------------------------------------------------
   19,400  Canon, Inc.                                                 471,230
           ------------------------------------------------------
    9,800  Casio Computer Co., Ltd.                                     83,470
           ------------------------------------------------------
    6,400  Chiba Bank                                                   28,467
           ------------------------------------------------------
   15,600  Chugai Pharmaceutical Co., Ltd.                              92,640
           ------------------------------------------------------
   19,600  Dai Nippon Printing Co., Ltd.                               363,249
           ------------------------------------------------------
   17,600  Daiei, Inc.                                                  96,744
           ------------------------------------------------------
   15,600  Daikin Industries, Ltd.                                      76,155
           ------------------------------------------------------
   15,600  Daiwa House Industry Co. Ltd.                               114,416
           ------------------------------------------------------
    9,000  Daiwa Securities, Ltd.                                       41,380
           ------------------------------------------------------
       94  East Japan Railway Co.                                      440,347
           ------------------------------------------------------
   10,800  Ebara Corp.                                                 119,243
           ------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
    6,500  Fanuc Co., Ltd.                                             237,342
           -------------------------------------------------------
   12,000  Fuji Bank                                                    75,237
           -------------------------------------------------------
   10,000  Fuji Photo Film Co., Ltd.                                   419,558
           -------------------------------------------------------
   38,000  Fujitsu, Ltd.                                               434,542
           -------------------------------------------------------
   11,800  Furukawa Electric Co.                                        55,743
           -------------------------------------------------------
   21,400  Hankyu Corp.                                                102,949
           -------------------------------------------------------
   14,600  Hazama Corp.                                                 13,587
           -------------------------------------------------------
   82,000  Hitachi, Ltd.                                               646,687
           -------------------------------------------------------
   21,000  Honda Motor Co., Ltd.                                       763,485
           -------------------------------------------------------
   11,800  Industrial Bank of Japan                                    100,505
           -------------------------------------------------------
    9,800  ITO-Yokado Co., Ltd.                                        514,732
           -------------------------------------------------------
   51,000  Japan Airlines (b)                                          168,927
           -------------------------------------------------------
   38,000  Japan Energy Corp. (Nikko Kyodo Co., Ltd.)                   47,650
           -------------------------------------------------------
    4,600  Joyo Bank                                                    21,621
           -------------------------------------------------------
    7,800  JUSCO, Ltd.                                                 141,483
           -------------------------------------------------------
   31,400  Kajima Corp.                                                107,721
           -------------------------------------------------------
   21,200  Kansai Electric Power, Inc.                                 366,151
           -------------------------------------------------------
   21,000  Kao Corp.                                                   296,451
           -------------------------------------------------------
   25,400  Kawasaki Steel Corp.                                         38,260
           -------------------------------------------------------
   36,000  Kinki Nippon Railway                                        206,404
           -------------------------------------------------------
   32,400  Kirin Brewery Co., Ltd.                                     268,296
           -------------------------------------------------------
   30,400  Komatsu, Ltd.                                               157,274
           -------------------------------------------------------
   45,000  Kubota Corp.                                                131,664
           -------------------------------------------------------
   50,400  Kumagai Gumi Co., Ltd.                                       47,697
           -------------------------------------------------------
    4,700  Kyocera Corp.                                               254,645
           -------------------------------------------------------
   14,600  Kyowa Hakko Kogyo Co., Ltd.                                  67,128
           -------------------------------------------------------
   42,800  Marubenii Corp.                                             107,337
           -------------------------------------------------------
    4,000  Marui Co., Ltd.                                              63,091
           -------------------------------------------------------
   45,000  Matsushita Electric Industrial Co., Ltd.                    677,839
           -------------------------------------------------------
   49,000  Mitsubishi Chemical Corp.                                    86,561
           -------------------------------------------------------
   43,000  Mitsubishi Corp.                                            373,028
           -------------------------------------------------------
   57,800  Mitsubishi Electric Corp.                                   182,334
           -------------------------------------------------------
    7,000  Mitsubishi Estate Co., Ltd.                                  77,287
           -------------------------------------------------------
   89,000  Mitsubishi Heavy Industries, Ltd.                           381,128
           -------------------------------------------------------
   30,200  Mitsubishi Material Corp.                                    61,924
           -------------------------------------------------------
   23,000  Mitsubishi Trust & Banking Co.                              266,640
           -------------------------------------------------------
   43,800  Mitsui & Co.                                                290,848
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
   31,400  Mitsui Engineering & Shipbuilding Co., Ltd. (b)              27,983
           -------------------------------------------------------
    6,400  Mitsui Fudosan                                               63,596
           -------------------------------------------------------
    5,200  Mitsui Trust & Bankings Co.                                  14,804
           -------------------------------------------------------
   16,600  Mitsukoshi, Ltd.                                             59,043
           -------------------------------------------------------
   31,000  Model                                                        69,677
           -------------------------------------------------------
    1,000  Murata Manufacturing Co., Ltd.                               29,022
           -------------------------------------------------------
    9,800  Mycal Corp.                                                  85,789
           -------------------------------------------------------
   28,200  NEC Corp.                                                   333,596
           -------------------------------------------------------
   32,400  New Oji Paper Co.                                           148,202
           -------------------------------------------------------
   15,600  NGK Insulators, Ltd.                                        142,713
           -------------------------------------------------------
   17,600  Nippon Denso, Ltd.                                          360,883
           -------------------------------------------------------
   12,600  Nippon Express Co., Ltd.                                     76,912
           -------------------------------------------------------
   14,600  Nippon Fire & Marine Insurance                               62,177
           -------------------------------------------------------
   93,800  Nippon Kokan                                                102,825
           -------------------------------------------------------
   14,600  Nippon Light Metal Co.                                       20,841
           -------------------------------------------------------
   14,600  Nippon Meat Packers, Inc.                                   179,621
           -------------------------------------------------------
   46,800  Nippon Oil Co., Ltd.                                        164,612
           -------------------------------------------------------
  180,800  Nippon Steel Corp.                                          283,748
           -------------------------------------------------------
      243  Nippon Telegraph & Telephone Corp.                        2,203,864
           -------------------------------------------------------
   45,000  Nippon Yusen Kabushiki Kaisha                               133,084
           -------------------------------------------------------
   57,600  Nissan Motors Co., Ltd.                                     256,656
           -------------------------------------------------------
    9,000  Nomura Securities Co., Ltd.                                 120,662
           -------------------------------------------------------
   17,400  Odakyu Electric Railway                                      79,727
           -------------------------------------------------------
   69,200  Osaka Gas Co., Ltd.                                         153,899
           -------------------------------------------------------
   14,600  Penta-Ocean Construction Co., Ltd.                           29,246
           -------------------------------------------------------
    4,000  Pioneer Electronic Corp.                                     72,240
           -------------------------------------------------------
    2,000  Rohm Co.                                                    219,243
           -------------------------------------------------------
   59,000  Sakura Bank                                                 221,017
           -------------------------------------------------------
   12,800  Sankyo Co., Ltd.                                            334,132
           -------------------------------------------------------
   41,000  Sanwa Bank, Ltd.                                            449,448
           -------------------------------------------------------
   45,000  Sanyo Electric Co.                                          133,084
           -------------------------------------------------------
    3,800  Secom Co., Ltd.                                             239,748
           -------------------------------------------------------
    3,200  Sega Enterprise, Ltd.                                        68,644
           -------------------------------------------------------
   15,600  Sekisui House, Ltd.                                         129,180
           -------------------------------------------------------
   30,200  Sharp Corp.                                                 242,934
           -------------------------------------------------------
    4,000  Shimano, Inc.                                                86,751
           -------------------------------------------------------
   23,600  Shimizu Construction                                         85,615
           -------------------------------------------------------
    5,800  Shin-Etsu Chemical Co.                                      128,990
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
    6,800  Shiseido Co., Ltd.                                           94,921
           -------------------------------------------------------
    5,400  Shizuoka Bank                                                60,047
           -------------------------------------------------------
   30,400  Shon Denko KK                                                38,120
           -------------------------------------------------------
    8,000  Sony Corp.                                                  738,170
           -------------------------------------------------------
   11,000  Sumitomo Bank, Ltd.                                         131,861
           -------------------------------------------------------
   60,600  Sumitomo Chemical Co., Ltd.                                 191,167
           -------------------------------------------------------
   31,200  Sumitomo Corp.                                              212,101
           -------------------------------------------------------
   22,400  Sumitomo Electric Industries                                330,347
           -------------------------------------------------------
    1,000  Sumitomo Forestry Co., Ltd.                                   6,191
           -------------------------------------------------------
   15,600  Sumitomo Metal & Mining                                      60,776
           -------------------------------------------------------
   58,600  Sumitomo Metal Industries                                    93,353
           -------------------------------------------------------
   15,600  Sumitomo Osaka Cement Co.                                    22,637
           -------------------------------------------------------
   32,400  Taisei Construction                                          89,432
           -------------------------------------------------------
    9,800  Taisho Pharmaceutical Co.                                   245,773
           -------------------------------------------------------
   18,000  Taiyo Yuden Co., Ltd.                                       183,123
           -------------------------------------------------------
   18,400  Takeda Chemical Industries                                  519,495
           -------------------------------------------------------
   32,400  Teijin, Ltd.                                                 84,066
           -------------------------------------------------------
   20,600  Tobu Railway Co., Ltd.                                       73,432
           -------------------------------------------------------
   10,900  Tohoku Electric Power Co., Inc.                             165,907
           -------------------------------------------------------
   11,800  Tokai Bank                                                   70,819
           -------------------------------------------------------
   49,000  Tokio Marine Fire Insurance Co.                             544,874
           -------------------------------------------------------
   27,500  Tokyo Electric Power                                        513,998
           -------------------------------------------------------
    3,000  Tokyo Electron, Ltd.                                        115,457
           -------------------------------------------------------
   65,600  Tokyo Gas, Ltd.                                             147,962
           -------------------------------------------------------
   25,400  Tokyu Corp.                                                 101,560
           -------------------------------------------------------
   20,600  Toppan Printing Co., Ltd.                                   256,688
           -------------------------------------------------------
   49,100  Toray Industries, Inc.                                      241,240
           -------------------------------------------------------
   15,600  Toto, Ltd.                                                  122,659
           -------------------------------------------------------
   32,400  Toyobo, Ltd.                                                 47,271
           -------------------------------------------------------
   66,200  Toyota Motor Corp.                                        1,848,169
           -------------------------------------------------------
   30,400  Ube Industries, Inc.                                         47,950
           -------------------------------------------------------
    6,000  Yasuda Trust & Banking                                       10,410
           -------------------------------------------------------
   17,000  Yokogawa Electric                                           107,255
           -------------------------------------------------------  ----------
              Total                                                 27,939,323
           -------------------------------------------------------  ----------
           Malaysia -- 0.5%
           -------------------------------------------------------
   12,000  Airlines System                                              10,217
           -------------------------------------------------------
    7,000  AMMB Holdings                                                 4,453
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
-------------------------------------------------------------------------------

Shares or
Principal                         Security                             Market
 Amount                          Description                            Value
---------  -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
   14,000  Amsteel Corp.                                                 2,813
           -------------------------------------------------------
   19,000  Banking                                                      41,807
           -------------------------------------------------------
   16,000  Berjaya Group                                                 2,966
           -------------------------------------------------------
    6,000  Berjaya Land                                                  3,458
           -------------------------------------------------------
    7,000  Cement Berhad                                                 3,014
           -------------------------------------------------------
    3,000  Cement Works                                                    933
           -------------------------------------------------------
   14,000  Commerce Assets Holdings                                      5,893
           -------------------------------------------------------
   30,000  DCB Holdings                                                 12,557
           -------------------------------------------------------
    4,000  Ederan Otomobil Nasional                                      4,152
           -------------------------------------------------------
    8,000  Ekran Berhad (b)                                              1,607
           -------------------------------------------------------
   17,000  Golden Hope Plantations                                      18,134
           -------------------------------------------------------
    5,000  Guinness Anchor                                               5,955
           -------------------------------------------------------
   10,000  Highlands & Lowlands                                          9,758
           -------------------------------------------------------
    2,000  Hong Leong Industries                                         1,210
           -------------------------------------------------------
    4,000  Hong Leong Properties                                           794
           -------------------------------------------------------
    5,000  Hume Ind.                                                     4,425
           -------------------------------------------------------
   10,000  Idris Hydraulic (b)                                           1,913
           -------------------------------------------------------
    5,000  IGB Corp.                                                     1,256
           -------------------------------------------------------
   16,000  International Shipping                                       21,812
           -------------------------------------------------------
   14,000  IOI Corp.                                                     6,697
           -------------------------------------------------------
    4,000  Jaya Tiasa Holdings                                           5,740
           -------------------------------------------------------
    3,000  Kian Joo Can Factory                                          2,669
           -------------------------------------------------------
   10,000  Kuala Lumpur Kepong                                          21,286
           -------------------------------------------------------
   24,000  Magnum Corp.                                                 13,260
           -------------------------------------------------------
   13,000  MBF Capital Berhad                                            3,140
           -------------------------------------------------------
   13,000  Metroplex                                                     2,985
           -------------------------------------------------------
   13,000  Mining Corp.                                                  5,752
           -------------------------------------------------------
    5,000  Mosaics                                                       2,452
           -------------------------------------------------------
   10,000  Mulph International                                           1,507
           -------------------------------------------------------
   12,000  Multi Purpose Holdings                                        3,128
           -------------------------------------------------------
    5,000  Mycom Berhad                                                    981
           -------------------------------------------------------
    4,000  Nestle                                                       18,081
           -------------------------------------------------------
    4,000  New Straits Times Press                                       3,922
           -------------------------------------------------------
    6,000  Oriental Holdings Berhad                                      6,601
           -------------------------------------------------------
    1,000  Oxygen                                                        2,308
           -------------------------------------------------------
    4,000  Pacific Industries                                            9,950
           -------------------------------------------------------
    5,000  Perlis Plantations                                            6,398
           -------------------------------------------------------
    9,000  Perusahaan Otomobil Nasional                                  6,587
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
    2,000  Petaling Garden                                               1,196
           -------------------------------------------------------
   25,000  Public Bank                                                   7,534
           -------------------------------------------------------
    6,000  Rashid Hussain                                                4,477
           -------------------------------------------------------
   20,000  Resort World                                                 36,115
           -------------------------------------------------------
   18,000  Resources Corp.                                               4,090
           -------------------------------------------------------
    4,000  RJ Reynolds                                                   6,505
           -------------------------------------------------------
    5,000  Rothmans Pall Mall                                           39,762
           -------------------------------------------------------
    8,000  Selangor Properties                                           2,373
           -------------------------------------------------------
    1,000  Shell Refining                                                1,339
           -------------------------------------------------------
   36,000  Sime Darby                                                   37,024
           -------------------------------------------------------
    8,000  Sungei Way Holdings                                           1,818
           -------------------------------------------------------
   16,000  TA Enterprises                                                2,679
           -------------------------------------------------------
   12,000  Tan Chong                                                     5,023
           -------------------------------------------------------
   14,000  Technology Resources Ind.                                     6,697
           -------------------------------------------------------
   47,000  Telekom                                                     115,782
           -------------------------------------------------------
   50,000  Tenega Nasional                                              84,905
           -------------------------------------------------------
   13,000  Time Engineering                                              1,897
           -------------------------------------------------------
    4,000  UMW Holdings                                                  2,239
           -------------------------------------------------------
   14,000  United Engineers, Ltd.                                        7,166
           -------------------------------------------------------
   21,000  United Ind.                                                   3,114
           -------------------------------------------------------
   20,000  YTL Corp.                                                    25,113
           -------------------------------------------------------   ---------
              Total                                                    679,419
           -------------------------------------------------------   ---------
           Netherlands -- 3.0%
           -------------------------------------------------------
   16,670  ABN Amro Holdings NV                                        335,848
           -------------------------------------------------------
      950  Akzo Nobel NV                                               172,117
           -------------------------------------------------------
    8,100  Elsevier NV                                                 137,236
           -------------------------------------------------------
      500  Heineken NV                                                  86,122
           -------------------------------------------------------
    9,205  ING Groep NV                                                421,847
           -------------------------------------------------------
    1,093  KLM Royal Dutch Airlines NV                                  37,939
           -------------------------------------------------------
    4,820  Koninklijke Ahold NV                                        132,909
           -------------------------------------------------------
      413  Koninklijke Hoogovens NV                                     17,784
           -------------------------------------------------------
    1,300  Koninklijke KNP BT NV                                        32,691
           -------------------------------------------------------
   12,097  Koninklijke Royal PTT Nederland NV                          523,256
           -------------------------------------------------------
      300  Nedlloyd Groep NV                                             6,219
           -------------------------------------------------------
    4,100  Philips Electronics NV                                      277,065
           -------------------------------------------------------
   26,400  Royal Dutch Petroleum Co.                                 1,381,596
           -------------------------------------------------------
    7,800  Unilever NV                                                 447,580
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
      369  Verenigde Machinefabrieken Stork NV                          13,041
           -------------------------------------------------------
      867  Wolters Kluwer NV CVA                                       117,431
           -------------------------------------------------------  ----------
              Total                                                  4,140,681
           -------------------------------------------------------  ----------
           Norway -- 0.5%
           -------------------------------------------------------
    1,500  Ager, Series A                                               25,237
           -------------------------------------------------------
    1,300  Bergesen, Series A                                           28,219
           -------------------------------------------------------
      500  Bergesen, Series B                                           10,689
           -------------------------------------------------------
   12,700  Christiania Bank                                             46,422
           -------------------------------------------------------
      700  Dyno Industrier                                              11,731
           -------------------------------------------------------
    1,200  Elkem                                                        15,677
           -------------------------------------------------------
    2,300  Hafslund AS                                                  12,899
           -------------------------------------------------------
      500  Helicopter Services Group                                     5,674
           -------------------------------------------------------
    1,000  Kvaerner Industrier                                          38,664
           -------------------------------------------------------
      700  Lief Hoegh & Co.                                             11,546
           -------------------------------------------------------
    3,555  NCL Holding, Series A (b)                                    13,323
           -------------------------------------------------------
    5,400  Norsk Hydro                                                 243,703
           -------------------------------------------------------
      700  Norske Skogindystrier                                        19,583
           -------------------------------------------------------
    1,100  Orkla ASA, Series A                                          89,706
           -------------------------------------------------------
      700  Pertroleum Geo Services (b)                                  38,611
           -------------------------------------------------------
    6,600  Storebrand (b)                                               47,901
           -------------------------------------------------------
      400  Unitor AS                                                     5,278
           -------------------------------------------------------  ----------
              Total                                                    664,863
           -------------------------------------------------------  ----------
           Portugal -- 1.5%
           -------------------------------------------------------
    9,000  Banco Commercial                                            205,223
           -------------------------------------------------------
    4,700  Banco Espirito Santo                                        168,360
           -------------------------------------------------------
    4,500  Banco Portugues Investmento                                 138,339
           -------------------------------------------------------
    3,400  Banco Totta                                                  75,438
           -------------------------------------------------------
      500  Cie De Seguros Tranquilidad                                  11,893
           -------------------------------------------------------
    4,800  Cimpor Cimentos                                             132,421
           -------------------------------------------------------
      200  Corporacao Industrial Do Norte                               14,168
           -------------------------------------------------------
    1,100  Corticeira Amorim                                            13,244
           -------------------------------------------------------
   21,000  Electricidade De Portugal                                   434,618
           -------------------------------------------------------
      400  Engil Sociedade Gestora                                       4,801
           -------------------------------------------------------
      900  Inapa                                                        10,153
           -------------------------------------------------------
    6,050  Jeronimo Martins                                            197,634
           -------------------------------------------------------
    5,100  Portucel Industrial                                          31,357
           -------------------------------------------------------
   11,000  Portugal Telecom                                            562,410
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
      700  Sociedade De Construcoes Soares Da Costa SA (b)               4,341
           -------------------------------------------------------
    2,400  Sonae                                                        99,380
           -------------------------------------------------------
      700  Unicer                                                       11,059
           -------------------------------------------------------  ----------
              Total                                                  2,114,839
           -------------------------------------------------------  ----------
           Singapore -- 0.7%
           -------------------------------------------------------
   26,666  Asia Food & Property (b)                                      3,467
           -------------------------------------------------------
   17,000  City Development, Ltd.                                       52,970
           -------------------------------------------------------
    2,000  Creative Technology, Ltd. (b)                                35,876
           -------------------------------------------------------
    5,000  Cycle & Carriage, Ltd.                                       12,347
           -------------------------------------------------------
   21,000  DBS Land Ltd.                                                21,526
           -------------------------------------------------------
   11,000  Development Bank of Singapore, Ltd. (b)                      70,472
           -------------------------------------------------------
    7,000  First Capital Corp., Ltd.                                     4,158
           -------------------------------------------------------
    7,000  Fraser & Neave, Ltd.                                         24,461
           -------------------------------------------------------
   13,000  Hai Sun Huo Group                                             3,710
           -------------------------------------------------------
   10,000  Hotel & Properties                                            4,834
           -------------------------------------------------------
    4,000  Inchcape Berhad                                               4,100
           -------------------------------------------------------
    4,000  Inchcape Marketing Services (b)                                 920
           -------------------------------------------------------
   16,000  Keppel Corp., Ltd.                                           37,088
           -------------------------------------------------------
    2,000  Metro Holdings, Ltd.                                          1,747
           -------------------------------------------------------
    7,000  Natsteel, Ltd.                                                5,789
           -------------------------------------------------------
   19,000  Neptune Orient Lines, Ltd.                                    7,525
           -------------------------------------------------------
   18,960  OCBC - Foreign (b)                                           78,954
           -------------------------------------------------------
    3,000  Overseas Union Enterprises, Ltd.                              4,997
           -------------------------------------------------------
    7,000  Parkway Holdings, Ltd.                                       10,559
           -------------------------------------------------------
    1,200  Robinson & Co.                                                3,494
           -------------------------------------------------------
    3,100  Shangri-La Hotel, Ltd.                                        4,496
           -------------------------------------------------------
   19,000  Singapore International Airlines, Ltd.                      123,937
           -------------------------------------------------------
    4,400  Singapore Press Holdings, Ltd.                               57,146
           -------------------------------------------------------
   16,000  Singapore Technologies Industrial Corp.                      11,089
           -------------------------------------------------------
  134,000  Singapore Telecommunications, Ltd.                          265,347
           -------------------------------------------------------
    8,000  Straits Trading Co., Ltd.                                     7,036
           -------------------------------------------------------
   32,000  United Industries Corp., Ltd.                                 9,691
           -------------------------------------------------------
   19,000  United Overseas Bank, Ltd. (b)                               70,821
           -------------------------------------------------------
   12,000  United Overseas Land, Ltd.                                    7,688
           -------------------------------------------------------  ----------
              Total                                                    946,245
           -------------------------------------------------------  ----------
           Spain -- 4.3%
           -------------------------------------------------------
      257  Acerinox SA, Registered                                      37,623
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
    8,284  Acesa Autopista                                             114,644
           -------------------------------------------------------
      400  Alba                                                         43,588
           -------------------------------------------------------
   23,800  Banco Bilbao Vizcaya SA, Registered                         832,259
           -------------------------------------------------------
   18,600  Banco Santander SA                                          656,421
           -------------------------------------------------------
   12,800  Bco Cent Hispanoamer                                        313,816
           -------------------------------------------------------
    4,400  Corporacion Bancaria de Espana SA                           303,752
           -------------------------------------------------------
    1,580  Corporacion Mapfre                                           41,999
           -------------------------------------------------------
    1,400  Dragados & Construcciones SA                                 33,646
           -------------------------------------------------------
    1,200  Ebro Agricolas, Compania De Alimentacion SA                  23,691
           -------------------------------------------------------
      550  Empresa Nacional de Celulosas SA                              7,274
           -------------------------------------------------------
   37,300  Endesa-Empresa Nac Elec.                                    719,552
           -------------------------------------------------------
    4,100  Ercros SA (b)                                                 4,867
           -------------------------------------------------------
    1,600  Fomento De Construction                                      62,867
           -------------------------------------------------------
    5,400  Gas Natural SDG SA                                          276,977
           -------------------------------------------------------
   32,400  Iberdrola SA                                                490,196
           -------------------------------------------------------
      535  Inmobiliaria Metropolitana Vasco Central SA                  23,989
           -------------------------------------------------------
   10,600  Repsol SA                                                   454,789
           -------------------------------------------------------
    1,631  Sociedade General De Aguas D'Barcelona, SA                   69,136
           -------------------------------------------------------
      900  Tabacalera Spanish SA, Registered                            76,938
           -------------------------------------------------------
   33,300  Telefonica De Espana                                      1,089,268
           -------------------------------------------------------
    7,100  Union Electrica Fenosa SA                                    74,896
           -------------------------------------------------------
    2,300  Uralita SA                                                   26,265
           -------------------------------------------------------
    1,339  Vallehermoso SA                                              43,972
           -------------------------------------------------------
      500  Viscofan Envolturas Celulosicas                              14,097
           -------------------------------------------------------
      371  Zardoya Otis SA                                              43,803
           -------------------------------------------------------  ----------
              Total                                                  5,880,325
           -------------------------------------------------------  ----------
           Sweden -- 2.8%
           -------------------------------------------------------
   18,600  ABB AB, Series A                                            220,227
           -------------------------------------------------------
      400  AGA AB, Series A                                              5,377
           -------------------------------------------------------
    4,100  AGA AB, Series B                                             51,579
           -------------------------------------------------------
   35,866  Astra AB, Series A                                          656,893
           -------------------------------------------------------
    3,900  Atlas Copco AB, Series A                                    109,188
           -------------------------------------------------------
    2,000  Electrolux AB, Series B                                     145,782
           -------------------------------------------------------
   25,000  Ericsson LM, Series B                                       980,511
           -------------------------------------------------------
      200  Esselte AB, Series A                                          3,848
           -------------------------------------------------------
    1,300  Granges AB (b)                                               20,924
           -------------------------------------------------------
    5,400  Hennes & Mauritz AB, Series B                               241,761
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                             Market
  Amount                         Description                            Value
---------- -------------------------------------------------------    --------
Common Stocks--Continued
------------------------------------------------------------------
       50  Scancem AB, Series A                                          1,912
           -------------------------------------------------------
    2,300  Securitas AB, Series B                                       67,230
           -------------------------------------------------------
    2,900  Skandia Forsakrings AB                                      151,295
           -------------------------------------------------------
   14,700  Skandinaviska Enskilda Banken, Class A                      181,302
           -------------------------------------------------------
    3,400  Skanska AB, Series B                                        153,478
           -------------------------------------------------------
    2,200  SKF AB, Series B                                             44,228
           -------------------------------------------------------
    9,400  Stora Kopparbergs Bergslag Aktiebolag, Series A             118,833
           -------------------------------------------------------
    5,800  Svenska Cellulosa AB, Series B                              125,185
           -------------------------------------------------------
    5,800  Svenska Handelsbanken, Class A                              212,099
           -------------------------------------------------------
   14,600  Swedish Match AB                                             47,538
           -------------------------------------------------------
    4,000  Trelleborg AB, Series B                                      47,854
           -------------------------------------------------------
   10,900  Volvo AB, Series B                                          298,445
           -------------------------------------------------------  ----------
              Total                                                  3,885,489
           -------------------------------------------------------  ----------
           Switzerland -- 7.7%
           -------------------------------------------------------
      220  ABB AB, Bearer                                              280,282
           -------------------------------------------------------
      420  Adia SA, Bearer                                             130,498
           -------------------------------------------------------
      135  Alusuisse-Lonza Holding, Registered                         147,656
           -------------------------------------------------------
    6,000  Credit Suisse Group, Registered                             956,523
           -------------------------------------------------------
       15  Georg Fischer AG                                             22,871
           -------------------------------------------------------
      160  Holderbank Financiere Glarus AG                             131,846
           -------------------------------------------------------
      890  Nestle SA, Registered                                     1,420,350
           -------------------------------------------------------
    1,450  Novartis AG, Registered                                   2,486,012
           -------------------------------------------------------
      157  Roche Holdgs AG, Genuss                                   1,632,073
           -------------------------------------------------------
       37  Roche Holding AG                                            577,946
           -------------------------------------------------------
       75  Sairgroup, Registered (b)                                    96,567
           -------------------------------------------------------
      115  SMH Swiss Corp.                                              61,878
           -------------------------------------------------------
       43  Societe Generale                                             71,683
           -------------------------------------------------------
       85  Sulzer AG, Registered                                        58,869
           -------------------------------------------------------
    1,720  Swiss Bank Corp.                                            530,340
           -------------------------------------------------------
      330  Swiss Reinsurance Co., Registered                           650,761
           -------------------------------------------------------
      440  Union Bank of Switzerland, Bearer                           626,460
           -------------------------------------------------------
      520  Union Bank of Switzerland, Registered                       147,826
           -------------------------------------------------------
      150  Valora Holding AG, Registered                                34,510
           -------------------------------------------------------
    1,075  Zurich Verichrng Gesellschft, Registered                    538,353
           -------------------------------------------------------  ----------
              Total                                                 10,603,304
           -------------------------------------------------------  ----------
           Thailand -- 0.0%
           -------------------------------------------------------
    8,700  CMIC Finance & Securities Co., Ltd.                           1,072
           -------------------------------------------------------

                                -- Continued --

Fountain Square International Equity Fund
-------------------------------------------------------------------------------

 Shares or
 Principal                        Security                              Market
  Amount                         Description                             Value
---------- -------------------------------------------------------     --------
Common Stocks--Continued
------------------------------------------------------------------
   13,300  Finance One PLC (b)                                              857
           -------------------------------------------------------
   14,500  General Finance & Securities Co., Ltd.                         2,172
           -------------------------------------------------------
   12,469  Land & House                                                   4,727
           -------------------------------------------------------
   25,200  TPI Polene Co., Ltd.                                           1,911
           -------------------------------------------------------
    9,100  Univest Land Public Co., Ltd. (b)                                259
           -------------------------------------------------------  -----------
              Total                                                      10,998
           -------------------------------------------------------  -----------
           Total Common Stocks                                      124,138,398
           -------------------------------------------------------  -----------
Preferred Stocks -- 0.6%
------------------------------------------------------------------
           Australia -- 0.1%
           -------------------------------------------------------
   20,853  News Corp., Ltd.                                             112,186
           -------------------------------------------------------  -----------
           Austria -- 0.0%
           -------------------------------------------------------
      800  Bank Austria (b)                                              42,918
           -------------------------------------------------------  -----------
           Germany -- 0.4%
           -------------------------------------------------------
    4,850  RWE AG                                                       224,457
           -------------------------------------------------------
      942  SAP AG                                                       346,188
           -------------------------------------------------------  -----------
              Total                                                     570,645
           -------------------------------------------------------  -----------
           Italy -- 0.1%
           -------------------------------------------------------
   47,750  Fiat SpA (b)                                                  87,384
           -------------------------------------------------------  -----------
           Total Preferred Stocks                                       813,133
           -------------------------------------------------------  -----------
Warrants and Rights -- 0.0%
------------------------------------------------------------------
           Australia -- 0.0%
           -------------------------------------------------------
    5,769  Crown, Ltd.                                                      435
           -------------------------------------------------------  -----------
           France -- 0.0%
           -------------------------------------------------------
      426  Casino Guichard Perrachon (b)                                  8,802
           -------------------------------------------------------
    3,255  Cie Generale Des Eaux (b)                                      2,382
           -------------------------------------------------------
        8  Sodexho SA (b)                                                 1,746
           -------------------------------------------------------  -----------
              Total                                                      12,930
           -------------------------------------------------------  -----------
           Hong Kong -- 0.0%
           -------------------------------------------------------
      590  Peregrine Investment Holdings (b)                                  1
           -------------------------------------------------------  -----------
           Italy -- 0.0%
           -------------------------------------------------------
    1,600  Mediobanca/Rinascenter (b)                                     1,087
           -------------------------------------------------------
    2,400  Mediobanca/Rinascenter (b)                                     3,035
           -------------------------------------------------------
  107,680  Olivetti                                                      16,601
           -------------------------------------------------------  -----------
              Total                                                      20,723
           -------------------------------------------------------  -----------
           Singapore -- 0.0%
           -------------------------------------------------------
    6,250  Straight Steamship (b)                                           673
           -------------------------------------------------------  -----------

                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                              Market
  Amount                         Description                             Value
---------- -------------------------------------------------------     --------
Warrants and Rights --Continued
------------------------------------------------------------------
           Thailand -- 0.0%
           -------------------------------------------------------
    1,290  National Finance & Security (b)                                   56
           -------------------------------------------------------  -----------
           United States -- 0.0%
           -------------------------------------------------------
    2,000  Asia Food & Property                                             120
           -------------------------------------------------------  -----------
           Total Warrants and Rights                                     34,938
           -------------------------------------------------------  -----------
Convertible Securities -- 0.1%
------------------------------------------------------------------
           France -- 0.1%
           -------------------------------------------------------
      325  Sanofia, Convertible Bond, 4.00%, 1/1/00                      38,647
           -------------------------------------------------------
      277  Simco, Convertible Bond, 3.25%, 1/1/06                        24,931
           -------------------------------------------------------  -----------
              Total                                                      63,578
           -------------------------------------------------------  -----------
           Portugal -- 0.0%
           -------------------------------------------------------
      960  Jeronimo Martins, Convertible Bond, 12/30/04                   5,133
           -------------------------------------------------------  -----------
           Total Convertible Securities                                  68,711
           -------------------------------------------------------  -----------
Corporate Bonds -- 0.0%
------------------------------------------------------------------
           France -- 0.0%
           -------------------------------------------------------
      426  Casino Guichard, 4.50%, 7/12/01                                  237
           -------------------------------------------------------
   40,000  Sodexho S.A., 6.00%, 7/6/04                                    6,742
           -------------------------------------------------------  -----------
              Total                                                       6,979
           -------------------------------------------------------  -----------
           Italy -- 0.0%
           -------------------------------------------------------
12,800,000 Mediobanca, 4.50%, 1/1/00                                      7,007
           -------------------------------------------------------
2,125,000  Mediobanca, 6.00%, 12/31/02                                    1,461
           -------------------------------------------------------  -----------
              Total                                                       8,468
           -------------------------------------------------------  -----------
           Total Corporate Bonds                                         15,447
           -------------------------------------------------------  -----------

Repurchase Agreements -- 16.1%
------------------------------------------------------------------
           United States -- 16.1%
           -------------------------------------------------------
22,030,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
           (at amortized cost), collateralized by U.S. Treasury
           Bills due 7/2/98 with a value of $22,473,848.             22,030,000
           -------------------------------------------------------  -----------
           Total Repurchase Agreements                               22,030,000
           -------------------------------------------------------  -----------
           Total Investments (Cost $128,635,906) (a)-- 107.5%       147,100,627
           -------------------------------------------------------
           Liabilities in excess of other assets -- (7.5)%          (10,274,426)
           -------------------------------------------------------  -----------
           TOTAL NET ASSETS-- 100.0%                               $136,826,201
           =======================================================  ===========

Percentages indicated are based on net assets of $136,826,201.

(a) The cost of investments for federal tax purposes amounts to $128,635,906. The net unrealized appreciation of investments on federal tax basis amounts to $18,464,721, which is composed of $26,815,559 appreciation and $8,350,838 depreciation at January 31, 1998.


                                -- Continued --

Fountain Square International Equity Fund
--------------------------------------------------------------------------------


(b) Non-income producing security

At January 31, 1998, International Equity Fund's investment concentration, by industry, was as follows:

Automotive                              4.5%
Business & Financial Services          15.7%
Food                                    3.0%
Insurance                               7.4%
Manufacturing                           3.8%
Oil & Gas Producers                     7.3%
Pharmaceuticals                         9.5%
Retail                                  3.5%
Telecommunications                      3.8%
Telephone                               5.2%

See notes to financial statements.

Fountain Square Bond Fund For Income
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
-------------------------------------------------------------------------------

   Shares or
   Principal                               Security                    Market
    Amount                                Description                  Value
-------------   --------------------------------------------------  -----------
Asset Backed Securities -- 3.0%
------------------------------------------------------------------
                Financial -- 3.0%
                --------------------------------------------------
    5,000,000   GE Capital Management, 6.94%, 3/25/27                $5,090,000
                --------------------------------------------------  -----------
                Total Asset Backed Securities                         5,090,000
                --------------------------------------------------  -----------
Corporate Bonds -- 44.9%
------------------------------------------------------------------
                Chemicals -- 3.0%
                --------------------------------------------------
    5,000,000   Engelhard Corp., 7.00%, 8/1/01                        5,178,535
                --------------------------------------------------  -----------
                Financial -- 29.9%
                --------------------------------------------------
    5,000,000   American General Finance Corp., 7.25%, 4/15/00        5,139,135
                --------------------------------------------------
    5,000,000   Bear Stearns, Inc., 7.25%, 10/15/06                   5,264,825
                --------------------------------------------------
    5,000,000   Chrysler Corp., Medium Term Note, 6.37%, 6/21/99      5,038,120
                --------------------------------------------------
    5,000,000   CIT Group Holdings, 6.25%, 3/28/01                    5,057,940
                --------------------------------------------------
    5,000,000   DLJ, Medium Term Note, 6.38%, 5/26/00                 5,059,050
                --------------------------------------------------
    5,000,000   IBM, 6.45%, 8/1/07                                    5,043,340
                 -------------------------------------------------
    5,000,000   Metropolitan Life, 6.30%, 11/1/03                     5,004,150
                --------------------------------------------------
    5,000,000   Morgan Stanley, 6.38%, 8/1/02                         5,069,105
                --------------------------------------------------
    5,000,000   Paine Webber Group, 6.68%, 2/10/04                    5,068,145
                --------------------------------------------------
    5,000,000   Southern National Corp., 7.05%, 5/23/03               5,237,515
                --------------------------------------------------  -----------
                   Total                                             50,981,325
                --------------------------------------------------  -----------
                Manufacturing -- 8.4%
                --------------------------------------------------
    5,000,000   Amgen, Inc., 6.50%, 12/1/07                           5,101,200
                --------------------------------------------------
    4,000,000   Archers Danial Midland Co., 6.25%, 5/15/03            4,057,496
                --------------------------------------------------
    5,000,000   Tyco International, Ltd., 6.38%, 1/15/04              5,102,010
                --------------------------------------------------  -----------
                   Total                                             14,260,706
                --------------------------------------------------  -----------
                Telecommunications -- 3.0%
                --------------------------------------------------
    5,000,000   British Telecommunications, Inc., 9.38%, 2/15/99      5,198,515
                --------------------------------------------------  -----------
                Utilities -- 0.6%
                --------------------------------------------------
    1,000,000   Southern New England, 8.00%, 11/20/01                 1,074,509
                --------------------------------------------------  -----------
                Total Corporate Bonds                                76,693,590
                --------------------------------------------------  -----------

                                 -- Continued --

Fountain Square Bond Fund For Income
--------------------------------------------------------------------------------

   Shares or
   Principal                         Security                           Market
    Amount                          Description                         Value
-------------   ------------------------------------------------  --------------
U.S. Government Securities -- 49.2%
----------------------------------------------------------------
                U.S. Government Agencies -- 10.4%
                ------------------------------------------------
          126   Federal Home Loan Mortgage Corp., 7.50%, 2/1/02            129
                ------------------------------------------------
   12,500,000   Federal National Mortgage Assoc., 6.85%, 7/2/02     12,568,563
                ------------------------------------------------
    5,000,000   Federal National Mortgage Assoc., 7.33%, 6/19/07     5,171,635
                ------------------------------------------------  ------------
                   Total                                            17,740,327
                ------------------------------------------------  ------------
                U.S. Treasury Notes -- 38.8%
                ------------------------------------------------
    2,500,000   9.00%, 5/15/98                                       2,525,000
                ------------------------------------------------
    2,580,000   9.25%, 8/15/98                                       2,631,600
                ------------------------------------------------
    1,750,000   7.13%, 10/15/98                                      1,770,781
                ------------------------------------------------
    2,000,000   8.00%, 8/15/99                                       2,076,876
                ------------------------------------------------
    8,500,000   5.63%, 11/30/99                                      8,537,188
                ------------------------------------------------
    6,000,000   6.13%, 7/31/00                                       6,106,878
                ------------------------------------------------
    4,000,000   7.75%, 2/15/01                                       4,265,000
                ------------------------------------------------
   11,500,000   6.13%, 12/31/01                                     11,787,500
                ------------------------------------------------
   17,000,000   5.88%, 9/30/02                                      17,313,446
                ------------------------------------------------
    5,000,000   5.75%, 8/15/03                                       5,070,315
                ------------------------------------------------
    4,000,000   6.50%, 10/15/06                                      4,252,500
                ------------------------------------------------  ------------
                   Total                                            66,337,084
                ------------------------------------------------  ------------
                Total U.S. Government Securities                    84,077,411
                ------------------------------------------------  ------------
Repurchase Agreement -- 2.9%
----------------------------------------------------------------
    4,922,000   UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
                (at amortized cost), collateralized by U.S.
                Treasury Bills due 7/2/98 with a value of
                $5,024,084.                                          4,922,000
                ------------------------------------------------  ------------
                Total Repurchase Agreement                           4,922,000
                ------------------------------------------------  ------------
                Total Investments (Cost $167,471,040)
                (a)-- 100.0%                                       170,783,001
                ------------------------------------------------
                Other assets in excess of liabilities-- 0.0%             1,329
                ------------------------------------------------  ------------
                TOTAL NET ASSETS-- 100.0%                         $170,784,330
                ================================================  ============

Percentages indicated are based on net assets of $170,784,330.

* The cost of investments for federal tax purposes amounts to $167,471,040. The net unrealized appreciation of investments on federal tax basis amounts to $3,311,961, which is composed of $3,324,229 appreciation and $12,268 depreciation at January 31, 1998.

See notes to financial statements.

Fountain Square Quality Bond Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------


 Shares or
 Principal                                Security                      Market
  Amount                                 Description                     Value
----------   -----------------------------------------------------   -----------
Asset Backed Securities -- 5.7%
------------------------------------------------------------------
             Financial -- 2.0%
             -----------------------------------------------------
 2,000,000   GE Capital Management, 6.94%, 3/25/27                    $2,036,000
             -----------------------------------------------------   -----------
             Private Label CMOs -- 3.7%
             -----------------------------------------------------
 3,500,000   Greentree Financial, 7.70%, 9/15/27, Series 1996-D
             A4, REMIC                                                 3,694,538
             -----------------------------------------------------   -----------
             Total Asset Backed Securities                             5,730,538
             -----------------------------------------------------   -----------
Corporate Bonds -- 20.5%
------------------------------------------------------------------
             Financial -- 17.5%
             -----------------------------------------------------
 4,000,000   First Union Corp., 7.00%, 3/15/06                        4,152,295
             -----------------------------------------------------
 1,000,000   Ford Motor Credit Corp., Floating Rate Note, 11/9/98,
             (5.65%, 2/9/98) (b)                                        999,035
             -----------------------------------------------------
 2,500,000   GMAC, 6.75%, 2/7/02                                      2,565,583
             -----------------------------------------------------
 4,000,000   McDonnel Douglas, 6.56%, 12/24/01                        4,102,868
             -----------------------------------------------------
 2,500,000   Nations Bank, 7.00%, 9/15/01                             2,597,118
             -----------------------------------------------------
 3,000,000   Sears Roebuck, 6.54%, 2/20/03                            3,072,006
             -----------------------------------------------------   ----------
                Total                                                17,488,905
             -----------------------------------------------------   ----------
             Manufacturing -- 1.5%
             -----------------------------------------------------
 1,500,000   IBP, Inc., Debenture, 6.13%, 2/1/06                      1,499,036
             -----------------------------------------------------   ----------
             Utility -- 1.5%
             -----------------------------------------------------
 1,500,000   Georgia Power, 6.88%, 9/1/02                             1,525,002
             -----------------------------------------------------   ----------
             Total Corporate Bonds                                   20,512,943
             -----------------------------------------------------   ----------
Mortgage Backed Securities -- 0.0%
------------------------------------------------------------------
             U.S. Government Agencies -- 0.0%
             -----------------------------------------------------
     6,465   Federal Home Loan Mortgage Corp., 9.50%, 10/1/02,
             Pool #38-0009, CMO                                           6,683
             -----------------------------------------------------
    13,961   Federal Home Loan Mortgage Corp., 8.00%, 8/1/08,
             Pool #27-2525, CMO                                          14,477
             -----------------------------------------------------   ----------
             Total Mortgage Backed Securities                            21,160
             -----------------------------------------------------   ----------
U.S. Government Securities -- 63.9%
------------------------------------------------------------------
             U.S. Government Agencies -- 18.3%
             -----------------------------------------------------
 3,879,399   Federal National Mortgage Association, 7.00%, 7/18/27    3,926,495
             -----------------------------------------------------
 1,493,514   Government National Mortgage Association, 7.50%,
             8/15/27, Pool #449006                                    1,538,618
             -----------------------------------------------------
12,416,276   Government National Mortgage Association, 7.50%,
             9/15/27, Pool #451459                                   12,791,248
             -----------------------------------------------------   ----------
                Total                                                18,256,361
             -----------------------------------------------------   ----------
             U.S. Treasury Bonds -- 9.1%
             -----------------------------------------------------
 9,000,000   6.00%, 2/15/26                                           9,146,250
             -----------------------------------------------------   ----------

                                -- Continued --

Fountain Square Quality Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                                Security                     Market
  Amount                                 Description                    Value
----------   ------------------------------------------------------  -----------
U.S. Government Securities--Continued
-------------------------------------------------------------------
             U.S. Treasury Notes --36.5%
             ------------------------------------------------------
14,000,000   5.63%, 11/30/99                                          14,061,250
             ------------------------------------------------------
14,750,000   5.75%, 8/15/03                                           14,957,429
             ------------------------------------------------------
 7,000,000   6.50%, 10/15/06                                           7,441,875
             ------------------------------------------------------  -----------
                Total                                                 36,460,554
             ------------------------------------------------------  -----------
             Total U.S. Government Securities                         63,863,165
             ------------------------------------------------------  -----------
Repurchase Agreement -- 8.9%
-------------------------------------------------------------------
 8,940,000   UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
             (at amortized cost), collateralized by U.S. Treasury
             Bills due 7/2/98 with a value of $9,123,580.              8,940,000
             ------------------------------------------------------  -----------
             Total Repurchase Agreement                                8,940,000
             ------------------------------------------------------  -----------
             Total Investments (Cost $97,895,144) (a)-- 99.0%         99,067,806
             ------------------------------------------------------
             Other assets in excess of liabilities 1.0%                  968,404
             ------------------------------------------------------  -----------
             TOTAL NET ASSETS-- 100.0%                              $100,036,210
             ======================================================  ===========

Percentages indicated are based on net assets of $100,036,210.

(a) The cost of investments for federal tax purposes amounts to $97,895,144. The net unrealized appreciation of investments on federal tax basis amounts to $1,172,662, which is composed of $1,181,653 appreciation and $8,991 depreciation at January 31, 1998.

(b) Current rate and next reset date shown.

The following abbreviations are used in this portfolio:
CMO -- Collateralized Mortgage Obligation
REMIC -- Real Estate Mortgage Investment Conduit

See notes to financial statements.

Fountain Square U.S. Government Securities Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

 Shares or
 Principal                                Security                      Market
  Amount                                 Description                     Value
----------   -------------------------------------------------------  ----------
U.S. Government Securities -- 95.9%
--------------------------------------------------------------------
             Mortgage Backed Securities -- 16.0%
             -------------------------------------------------------
 1,310,714   Federal Loan Home Mortgage Corp., 7.00%, 9/1/03,
             Gold Pool #N96911                                        $1,339,038
             -------------------------------------------------------
 1,346,128   Federal National Mortgage Association, 6.00%, 6/1/01,
             Pool #303016                                              1,346,989
             -------------------------------------------------------
 4,017,205   Federal National Mortgage Association Gold Series,
             6.00%, 10/1/04                                            4,016,724
             -------------------------------------------------------  ----------
                Total                                                  6,702,751
             -------------------------------------------------------  ----------
             U.S. Government Agencies -- 22.8%
             -------------------------------------------------------
 1,000,000   Federal Home Loan Bank, 6.29%, 12/23/02                   1,006,200
             -------------------------------------------------------
 2,000,000   Federal Home Loan Bank Coupon Bond, 6.00%, 9/1/00         1,999,714
             -------------------------------------------------------
 1,000,000   Federal Home Loan Mortgage Corp., 6.30%, 4/29/99          1,001,598
             -------------------------------------------------------
 1,000,000   Federal Home Loan Mortgage Corp., 6.50%, 6/8/00,
             (Callable 6/8/98 @ 100)                                   1,003,389
             -------------------------------------------------------
   500,000   Federal Home Loan Mortgage Corp., 6.70%, 10/9/02,
             (Callable 10/9/98 @ 100)                                    503,602
             -------------------------------------------------------
 1,000,000   Federal National Mortgage Association, Variable
             rate, 4/14/00, Callable 4/14/98 @ 100 (5.78%,
             4/14/98) (b)                                              1,000,440
             -------------------------------------------------------
 3,000,000   Federal National Mortgage Association, 6.75%, 7/26/04,
             Callable 7/26/00 @100                                     3,067,581
             -------------------------------------------------------  ----------
                Total                                                  9,582,524
             -------------------------------------------------------  ----------
             U.S. Treasury Notes -- 57.1%
             -------------------------------------------------------
 3,700,000   7.50%, 11/15/01                                           3,963,625
             -------------------------------------------------------
 5,600,000   5.88%, 11/30/01                                           5,690,999
             -------------------------------------------------------
 5,000,000   6.25%, 1/31/02                                            5,150,000
             -------------------------------------------------------
 5,000,000   6.25%, 6/30/02                                            5,162,500
             -------------------------------------------------------
 4,000,000   5.75%, 8/15/03                                            4,056,252
             -------------------------------------------------------  ----------
                Total                                                 24,023,376
             -------------------------------------------------------  ----------
             Total U.S. Government Securities                         40,308,651
             -------------------------------------------------------  ----------



                                 -- Continued --

Fountain Square U.S. Government Securities
--------------------------------------------------------------------------------

 Shares or
 Principal                                Security                     Market
  Amount                                 Description                    Value
----------   -----------------------------------------------------   ----------
Repurchase Agreements -- 2.8%
------------------------------------------------------------------   ----------
 1,166,000   UBS Securities, 5.58%, dated 1/30/98, due 2/2/98
             (at amortized cost), collateralized by U.S. Treasury
             Bills due 7/2/98 with a value of $1,193,648.             1,166,000
             -----------------------------------------------------  -----------
             Total Repurchase Agreements                              1,166,000
             -----------------------------------------------------  -----------
             Total Investments (Cost $40,724,613) (a)-- 98.7%        41,474,651
             -----------------------------------------------------
             Other assets in excess of liabilities 1.3%                 537,307
             -----------------------------------------------------  -----------
             TOTAL NET ASSETS-- 100.0%                              $42,011,958
             =====================================================  ============

Percentages indicated are based on net assets of $42,011,958.

(a) The cost of investments for federal tax purposes amounts to $40,724,613. The net unrealized appreciation of investments on federal tax basis amounts to $750,038 which is composed of $761,355 appreciation and $11,317 depreciation at January 31, 1998.

(b) Current rate and next reset date shown.

See notes to financial statements.

Fountain Square Municipal Bond Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

Shares or
Principal                         Security                           Market
 Amount                          Description                          Value
---------  -------------------------------------------------------  --------
Municipal Bonds -- 93.0%
------------------------------------------------------------------
           Alabama -- 2.9%
           -------------------------------------------------------
1,000,000  Shelby County Board Of Education, Revenue, 5.50%,
           2/1/08, (Callable 2/1/05 @ 102)                          $1,074,890
           -------------------------------------------------------
2,000,000  State, Water Pollution Control, Series A, Revenue,
           4.75%, 8/15/11 (Callable 2/15/08 @ 100)                   2,003,120
           -------------------------------------------------------  ----------
              Total                                                  3,078,010
           -------------------------------------------------------  ----------
           Arizona -- 3.0%
           -------------------------------------------------------
1,000,000  Phoenix, GO, 5.80%, 7/1/07 (Callable 7/1/05 @ 102)        1,113,030
           -------------------------------------------------------
2,000,000  Salt River Project Agriculture, Revenue, 4.80%, 1/1/07,
           Series C                                                  2,074,860
           -------------------------------------------------------  ----------
              Total                                                  3,187,890
           -------------------------------------------------------  ----------
           Arkansas -- 1.9%
           -------------------------------------------------------
2,000,000  State Developmental Financial Authority, Health Care
           Facilities, Sisters of Mercy Health - Series B,
           3.70%, 6/1/12                                             2,000,000
           -------------------------------------------------------  ----------
           California -- 3.7%
           -------------------------------------------------------
2,000,000  State Public Works Board, Lease Revenue, 5.00%, 9/1/11
           (Callable 9/1/07 @ 102)                                   2,062,080
           -------------------------------------------------------
2,000,000  Yuba County, Water Agency, Revenue, 4.00%, 3/1/16
           (Callable 3/18/98 @ 100), MBIA-IBC                        1,877,320
           -------------------------------------------------------  ----------
              Total                                                  3,939,400
           -------------------------------------------------------  ----------
           Delaware -- 2.0%
           -------------------------------------------------------
1,000,000  State, GO, 5.80%, 8/15/99                                 1,031,850
           -------------------------------------------------------
1,000,000  Transportation Authority, Revenue, 5.70%, 7/1/06,
           (Callable 7/1/02 @ 102)                                   1,071,920
           -------------------------------------------------------  ----------
              Total                                                  2,103,770
           -------------------------------------------------------  ----------
           Florida -- 6.2%
           -------------------------------------------------------
2,455,000  Escambie County, Revenue, 4.60%, 1/1/07                   2,499,902
           -------------------------------------------------------
1,000,000  Jacksonville Excise Taxes, Revenue, 5.25%, 10/1/08,
           (Callable 10/1/03 @ 101)                                  1,047,430
           -------------------------------------------------------
1,000,000  State, GO, 6.20%, 7/1/99, (Callable 7/1/98 @ 100)         1,010,460
           -------------------------------------------------------
1,000,000  State Board Of Education Capital Outlay, GO, 6.25%,
           6/1/99                                                    1,033,370
           -------------------------------------------------------
1,000,000  Volusia County School District, GO, 5.88%, 8/1/00         1,048,120
           -------------------------------------------------------  ----------
              Total                                                  6,639,282
           -------------------------------------------------------  ----------
           Hawaii -- 1.0%
           -------------------------------------------------------
1,000,000  Honolulu City & County, GO, 5.80%, 3/1/01                 1,052,030
           -------------------------------------------------------  ----------


                                -- Continued --

Fountain Square Municipal Bond Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                           Market
 Amount                          Description                          Value
---------  --------------------------------------------------------  --------
Municipal Bonds -- Continued
------------------------------------------------------------------
           Illinois -- 7.5%
           -------------------------------------------------------
1,000,000  Chicago, GO, 5.40%, 1/1/09, (Callable 1/1/04 @ 102)       1,055,270
           -------------------------------------------------------
1,000,000  Chicago Park, GO, 6.10%, 11/15/05                         1,111,730
           -------------------------------------------------------
1,000,000  Chicago Park, GO, 5.20%, 1/1/09, (Callable 1/1/06 @ 102)  1,050,570
           -------------------------------------------------------
2,000,000  Chicago, O'Hara International Airport, Revenue, 5.63%,
           1/1/15, (Callable 1/1/06 @ 102)                           2,103,120
           -------------------------------------------------------
2,500,000  University of Illinois, Revenue, 5.25%, 8/15/04           2,631,225
           -------------------------------------------------------  ----------
              Total                                                  7,951,915
           -------------------------------------------------------  ----------
           Indiana -- 3.3%
           -------------------------------------------------------
1,000,000  Bank Board, Revenue, 5.80%, 2/1/08, (Callable 2/1/05
           @ 101)                                                    1,086,550
           -------------------------------------------------------
1,000,000  Municipal Power Agency Supply, Revenue, 5.38%, 1/1/03     1,056,250
           -------------------------------------------------------
1,275,000  Munster School Building Corp., Revenue, 5.70%, 7/15/10,
           (Callable 1/15/05 @ 101)                                  1,365,869
           -------------------------------------------------------  ----------
              Total                                                  3,508,669
           -------------------------------------------------------  ----------
           Kansas -- 1.3%
           -------------------------------------------------------
1,250,000  Douglas County, Union School District, GO, 6.00%, 9/1/09
           (Prerefunded 9/1/03 @ 100)                                1,356,413
           -------------------------------------------------------  ----------
           Kentucky -- 1.0%
           -------------------------------------------------------
1,000,000  State Property & Buildings Commission, Revenue, 5.30%,
           11/1/07, (Callable 11/1/05 @ 102)                         1,073,140
           -------------------------------------------------------  ----------
           Maryland -- 1.0%
           -------------------------------------------------------
1,000,000  Washington Subern, San District Water System, GO,
           5.00%, 6/1/02                                             1,038,990
           -------------------------------------------------------  ----------
           Massachusetts -- 1.9%
           -------------------------------------------------------
2,000,000  State, Series A, GO, 6.10%, 8/1/99                        2,069,740
           -------------------------------------------------------  ----------
           Michigan -- 3.8%
           -------------------------------------------------------
2,000,000  Johannesburg-Lewiston Schools, GO, 5.00%, 5/1/16,
           (Callable 5/1/05 @ 101), MBIA                             1,988,020
           -------------------------------------------------------
2,000,000  Kent County, Refuse Disposal System, Series A, GO,
           5.00%, 11/1/09, (Callable 11/1/06 @ 101)                  2,081,320
           -------------------------------------------------------  ----------
              Total                                                  4,069,340
           -------------------------------------------------------  ----------
           Minnesota -- 2.8%
           -------------------------------------------------------
3,000,000  Public Facilities Authority, Water Pollution Control,
           Revenue, 4.88%, 3/1/12, (Callable 3/1/06 @ 100)           3,016,800
           -------------------------------------------------------  ----------
           Missouri -- 0.8%
           -------------------------------------------------------
  900,000  State Health Facilities, St. Anthonys Medical Center,
           Series A, Revenue, 3.55%, 12/1/19 (b)                       900,000
           -------------------------------------------------------  ----------


                                -- Continued --

Fountain Square Municipal Bond Fund
--------------------------------------------------------------------------------

Shares or
Principal                         Security                           Market
 Amount                          Description                          Value
---------  -------------------------------------------------------  --------
Municipal Bonds--Continued
------------------------------------------------------------------
           Nebraska -- 0.7%
           -------------------------------------------------------
  700,000  Lincoln Water Revenue, Revenue, 6.85%, 11/1/03
           (Prerefunded 11/1/00 @ 101)                                 758,730
           -------------------------------------------------------  ----------
           Nevada -- 1.3%
           -------------------------------------------------------
1,285,000  Carson City, School District, GO, 5.00%, 4/1/06,
           (Callable 4/1/04 @ 101)                                   1,338,135
           -------------------------------------------------------  ----------
           Ohio -- 7.6%
           -------------------------------------------------------
1,000,000  Columbus, GO, 6.88%, 9/15/05, (Callable 9/15/01 @ 100)    1,096,280
           -------------------------------------------------------
1,000,000  Columbus Sewer Improvement No 26-E-U, GO, 6.50%,
           9/15/01                                                   1,085,990
           -------------------------------------------------------
2,000,000  Marion County, Convention & Recreational Facilities
           Authority, Series A, Excise Tax Revenue, 5.00%, 6/1/12
           (Callable 6/1/08 @ 101)                                   2,018,220
           -------------------------------------------------------
2,000,000  State Public Facilities Commission, Higher Education
           Facilities, Series II-A, Revenue, 4.75%, 5/1/03           2,063,620
           -------------------------------------------------------
1,000,000  State Public Facilities Commissions, Revenue, 6.50%,
           6/1/01, (Callable 6/1/99 @ 102)                           1,055,510
           -------------------------------------------------------
  750,000  University Of Cincinnati, Series R9, Revenue, 5.60%,
           6/1/07, (Callable 6/1/03 @ 100)                             793,440
           -------------------------------------------------------  ----------
              Total                                                  8,113,060
           -------------------------------------------------------  ----------
           Oklahoma -- 2.0%
           -------------------------------------------------------
2,000,000  Oklahoma City, GO, 5.00%, 2/1/08 (Callable 2/1/07 @ 100)  2,083,880
           -------------------------------------------------------  ----------
           Pennsylvania -- 7.6%
           -------------------------------------------------------
1,750,000  Intergovernmental, Coop Authority, Revenue, 5.50%,
           6/15/16, (Callable 6/15/06 @ 100), FGIC                   1,818,880
           -------------------------------------------------------
2,000,000  Montoursville, Area Achievement District, Lycoming
           County, GO, 5.00%, 5/1/13 (Callable 5/1/08 @ 100)         2,000,000
           -------------------------------------------------------
2,000,000  State, Higher Eduction Facilities Authority Health
           Services, Revenue, 5.10%, 1/1/05                          2,093,600
           -------------------------------------------------------
2,000,000  Trinity Area School District, GO, 6.63%, 11/1/11
           (Callable 11/1/01 @ 100)                                  2,182,560
           -------------------------------------------------------  ----------
              Total                                                  8,095,040
           -------------------------------------------------------  ----------
           South Carolina -- 1.9%
           -------------------------------------------------------
2,000,000  South Carolina, Series B, GO, 5.00%, 4/1/13 (Callable
           4/1/06 @ 102)                                             2,044,680
           -------------------------------------------------------  ----------
           Texas -- 7.3%
           -------------------------------------------------------
2,500,000  Austin Utility System, Series B, Revenue, 7.75%,
           11/15/08 (Callable 11/15/98 @ 102)                        2,618,950
           -------------------------------------------------------
2,000,000  Houston Hotel Occupancy, Revenue, 5.50%, 7/1/15,
           (Callable 7/1/05 @ 101)                                   2,079,100
           -------------------------------------------------------
1,000,000  State, GO, 7.00%, 10/1/03, (Prerefunded 10/1/99 @ 100)    1,051,630
           -------------------------------------------------------
2,000,000  State, Public Building Authority, Revenue, 5.00%,
           8/1/11, (Callable 8/1/07 @ 100)                           2,042,480
           -------------------------------------------------------  ----------
              Total                                                  7,792,160
           -------------------------------------------------------  ----------

                                -- Continued --

Fountain Square Municipal Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------  -------------------------------------------------------  --------
Municipal Bonds--Continued
------------------------------------------------------------------
           Utah -- 2.6%
           -------------------------------------------------------
1,000,000  Iron County, School District, GO, 5.90%, 1/15/05          1,097,840
           -------------------------------------------------------
1,530,000  St. George, Water Revenue, 5.60%, 6/1/10, (Callable
           6/1/05 @ 101)                                             1,635,998
           -------------------------------------------------------  ----------
              Total                                                  2,733,838
           -------------------------------------------------------  ----------
           Virginia -- 2.0%
           -------------------------------------------------------
1,000,000  State, Public Building Authority, Revenue, 5.70%,
           8/1/00                                                    1,042,770
           -------------------------------------------------------
1,000,000  Virginia Beach, GO, 5.70%, 11/1/07, (Callable 11/1/04 @
           102)                                                      1,094,990
           -------------------------------------------------------  ----------
              Total                                                  2,137,760
           -------------------------------------------------------  ----------
           Washington -- 8.2%
           -------------------------------------------------------
2,000,000  King County, School District No. 411, GO, 6.50%,
           12/1/09, (Prerefunded 12/1/02 @ 100)                      2,214,960
           -------------------------------------------------------
2,000,000  Seattle Water System, Revenue, 5.10%, 6/1/04, (Callable
           6/1/03 @ 102)                                             2,099,120
           -------------------------------------------------------
1,000,000  Spokane, Regional Solid Waste, Revenue, 5.50%, 12/1/10,
           (Callable 12/1/05 @ 102)                                  1,068,050
           -------------------------------------------------------
1,000,000  State, Public Power Supply System, Revenue, 7.50%,
           7/1/03, (Callable 1/1/01 @ 102)                           1,111,550
           -------------------------------------------------------
2,000,000  State, Public Power Supply System, Revenue, 5.60%,
           7/1/07                                                    2,151,420
           -------------------------------------------------------  ----------
              Total                                                  8,645,100
           -------------------------------------------------------  ----------
           Wisconsin -- 7.7%
           -------------------------------------------------------
1,000,000  Milwaukee, GO, 5.30%, 6/15/07, (Prerefunded 6/15/02 @
           100)                                                      1,050,590
           -------------------------------------------------------
1,000,000  Milwaukee County, GO, 6.00%, 12/1/99, (Prerefunded
           12/1/98 @ 100)                                            1,019,290
           -------------------------------------------------------
2,000,000  Milwaukee, Corp. Purpose, Series J, GO, 5.00%, 12/1/10
           (Callable 12/1/07 @ 100)                                  2,067,400
           -------------------------------------------------------
2,000,000  State, Series E, GO, 6.80%, 5/1/98                        2,015,840
           -------------------------------------------------------
2,000,000  Wisconsin, Clean Water, Series 1, Revenue, 4.00%,
           6/1/99                                                    2,006,200
           -------------------------------------------------------  ----------
              Total                                                  8,159,320
           -------------------------------------------------------  ----------
           Total Municipal Bonds                                    98,887,092
           -------------------------------------------------------  ----------


                                -- Continued --

Fountain Square Municipal Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                           Market
  Amount                         Description                          Value
---------  -----------------------------------------------------  ------------
Cash Equivalents -- 7.7%
----------------------------------------------------------------
           Stifs/Money Markets -- 7.7%
           -----------------------------------------------------
3,230,186  Federated Tax Free Trust                                  3,230,186
           -----------------------------------------------------
4,920,000  SEI Institutional Tax Free Fund, 5.60%                    4,920,000
           -----------------------------------------------------  ------------
           Total Cash Equivalents                                    8,150,186
           -----------------------------------------------------  ------------
           Total Investments (Cost $103,669,567) (a) -- 100.7%     107,037,278
           -----------------------------------------------------
           Liabilities in excess of other assets (0.7)%              (719,485)
           -----------------------------------------------------  ------------
           TOTAL NET ASSETS -- 100.0%                             $106,317,793
           =====================================================  ============

Percentages indicated are based on net assets of $106,317,793.

(a) The cost of investments for federal tax purposes amounts to $103,669,567. The net unrealized appreciation of investments on federal tax basis amounts to $3,367,711, which is composed of $3,394,880 appreciation and $27,169 depreciation at January 31, 1998.

(b) Current rate shown.

The following abbreviations are used in this portfolio:
AMBAC -- American Municipal Bond Assurance Corporation
GO -- General Obligation
FGIC -- Financial Guaranty Insurance Corporation
MBIA -- Municipal Bond Investors Assurance Corporation

See notes to financial statements.

Fountain Square Ohio Tax Free Bond Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

 Shares or
 Principal                           Security                           Market
  Amount                            Description                          Value
----------   -------------------------------------------------------  ----------
Municipal Bonds -- 93.9%
--------------------------------------------------------------------
             Ohio -- 93.9%
             -------------------------------------------------------
 1,100,000   Akron, Sewer System, Revenue, 5.05%, 12/1/03             $1,155,440
             -------------------------------------------------------
   500,000   Akron, Various Purpose Improvement, GO, 5.60%,
             12/1/06 (Callable 12/1/04 @ 102)                            546,215
             -------------------------------------------------------
 1,000,000   Akron, Waterworks System Management, Revenue, 5.90%,
             3/1/09 (Callable 3/1/04 @ 102)                            1,090,480
             -------------------------------------------------------
 1,510,000   Bowling Green State University, Revenue, 5.55%, 6/1/10
             (Callable 6/1/06 @ 101)                                   1,625,862
             -------------------------------------------------------
 5,000,000   Butler County, 5.00%, 4/1/02                              5,168,650
             -------------------------------------------------------
 1,005,000   Centerville, GO, 6.25%, 12/1/06 (Callable 12/1/04 @ 102)  1,138,173
             -------------------------------------------------------
 2,500,000   Cincinnati, GO, 4.75%, 12/1/99                            2,547,100
             -------------------------------------------------------
   600,000   Cincinnati, GO, 7.00%, 10/1/00                              647,310
             -------------------------------------------------------
 2,000,000   Cincinnati, GO, 4.75%, 12/1/02                            2,064,380
             -------------------------------------------------------
 1,150,000   Cincinnati CSD, Revenue, 5.75%, 6/15/98                   1,158,660
             -------------------------------------------------------
 1,300,000   Clermont County, Hospital Facilities Revenue, Series
             A, 3.55%, 12/1/21 (b)                                     1,300,000
             -------------------------------------------------------
 1,000,000   Cleveland, GO, 6.70%, 7/1/00                              1,057,620
             -------------------------------------------------------
 4,500,000   Cleveland, GO, 5.30%, 9/1/08                              4,835,700
             -------------------------------------------------------
 4,000,000   Cleveland CSD, Revenue, 5.00%, 6/1/01                     4,127,320
             -------------------------------------------------------
 5,000,000   Cleveland CSD, Revenue, 4.80%, 6/1/03                     5,173,250
             -------------------------------------------------------
 3,000,000   Cleveland Water, Revenue, 5.63%, 1/1/13 (Callable
             1/1/06 @ 102)                                             3,208,050
             -------------------------------------------------------
 5,000,000   Cleveland, Public Power, Revenue, 5.25%, 11/15/16
             (Callable 11/15/06 @ 102)                                 5,119,650
             -------------------------------------------------------
   500,000   Cleveland, Waterworks Refunding, First Mortgage,
             Series G, Revenue, 5.40%, 1/1/06                            536,220
             -------------------------------------------------------
 5,000,000   Columbus, GO, 6.00%, 6/15/07                              5,653,999
             -------------------------------------------------------
 1,000,000   Columbus, Library Refunding Improvement, Revenue,
             5.15%, 10/1/99                                            1,023,540
             -------------------------------------------------------
 1,000,000   Columbus, Refunding LT, Series A, GO, 5.30%, 7/1/09
             (Callable 7/1/03 @ 101.5)                                 1,053,300
             -------------------------------------------------------
 1,000,000   Columbus, Service, GO, 6.80%, 9/15/05 (Prerefunded
             9/15/01 @ 100)                                            1,090,950
             -------------------------------------------------------
 1,350,000   Columbus, Service, GO, 5.50%, 5/15/08 (Callable
             5/15/04 @ 102)                                            1,454,382
             -------------------------------------------------------
 1,000,000   Columbus, Sewer Improvement, GO, 6.63%, 9/15/03
             (Callable 9/15/01 @ 100)                                  1,088,410
             -------------------------------------------------------
 1,000,000   Columbus, Sewer Improvement No 26-E-U, GO, 6.50%,
             9/15/01                                                   1,085,990
             -------------------------------------------------------
   500,000   Columbus, Water Systems Refunding, Revenue, 5.75%,
             11/1/00                                                     524,290
             -------------------------------------------------------
 1,000,000   Columbus, Waterworks Enlargement, GO, 5.10%, 5/1/01       1,035,650
             -------------------------------------------------------


                                -- Continued --

Fountain Square Ohio Tax Free Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                           Security                           Market
  Amount                            Description                          Value
----------   -------------------------------------------------------   ---------
Municipal Bonds--Continued
--------------------------------------------------------------------
 3,435,000   Cuyahoga County, GO, 5.60%, 5/15/13                       3,765,275
             -------------------------------------------------------
 4,000,000   Cuyahoga Hospital, Revenue, 5.63%, 1/15/13 (Callable
             1/15/06 @ 102)                                            4,239,200
             -------------------------------------------------------
 1,000,000   Delaware County, Sewer, GO, 5.50%, 12/1/01                1,052,800
             -------------------------------------------------------
 4,000,000   Dublin School Bonds, 4.65%, 12/1/08, (Callable
             12/1/07 @ 101)                                            4,067,960
             -------------------------------------------------------
   500,000   Erie County, East Erie Sewer, GO, 7.40%, 12/1/14
             (Prerefunded 12/1/00 @ 100)                                 545,675
             -------------------------------------------------------
 1,000,000   Euclid CSD, GO, 5.20%, 12/1/10 (Callable 12/1/05 @ 102)   1,051,510
             -------------------------------------------------------
 1,500,000   Euclid CSD, GO, 5.13%, 12/1/11 (Callable 12/1/05 @ 102)   1,556,835
             -------------------------------------------------------
   500,000   Euclid CSD, Improvement, GO, 6.70%, 12/1/02 (Callable
             12/1/01 @ 102)                                              555,935
             -------------------------------------------------------
 1,000,000   Franklin County, GO, 6.80%, 12/1/02 (Prerefunded
             12/1/00 @ 102)                                            1,093,760
             -------------------------------------------------------
 1,555,000   Franklin County, GO, 6.80%, 12/1/11 (Prerefunded
             12/1/00 @ 102)                                            1,700,797
             -------------------------------------------------------
 1,000,000   Franklin County, Hospital Revenue Refunding, 7.38%,
             5/15/05 (Prerefunded 5/15/00 @ 102)                       1,093,700
             -------------------------------------------------------
   625,000   Franklin County, Hospital Revenue Refunding, 6.40%,
             11/1/06 (Prerefunded 11/1/01 @ 102)                         686,594
             -------------------------------------------------------
 1,030,000   Franklin County, Hospital Revenue Refunding, 6.50%,
             5/1/07 (Callable 11/1/02 @ 102)                           1,143,218
             -------------------------------------------------------
 1,500,000   Hamilton County, Building Improvement, GO, 5.90%,
             12/1/99                                                   1,558,320
             -------------------------------------------------------
 1,000,000   Hamilton County, Hospital Facilities, Revenue, 6.10%,
             1/1/00                                                    1,039,330
             -------------------------------------------------------
 1,000,000   Hamilton County, Hospital Facilities, Revenue, 6.50%,
             1/1/02 (Callable 1/1/01 @ 100)                            1,066,500
             -------------------------------------------------------
   500,000   Hamilton County, Hospital Facilities, Revenue, 7.00%,
             1/1/09 (Callable 7/1/98 @ 101)                              511,230
             -------------------------------------------------------
 1,000,000   Hamilton County, Sewer System, Revenue, 5.60%,
             12/1/08 (Callable 12/1/05 @ 102)                          1,091,570
             -------------------------------------------------------
 1,000,000   Hilliard CSD, GO, 5.80%, 12/1/03 (Callable 12/1/01
             @ 102)                                                    1,079,060
             -------------------------------------------------------
 1,345,000   Hilliard CSD, GO, 5.25%, 12/1/04                          1,430,555
             -------------------------------------------------------
   500,000   Huron County, GO, 7.00%, 12/1/09 (Prerefunded 12/1/00
             @ 100)                                                      542,040
             -------------------------------------------------------
   500,000   Kettering, Refunding, 4.30%, 12/1/98                        502,725
             -------------------------------------------------------
 1,000,000   Lakota Local School District, 6.40%, 12/1/01              1,084,280
             -------------------------------------------------------
   505,000   Mahoning County, GO, 5.70%, 12/1/07 (Callable 12/1/04
             @ 101)                                                      549,607
             -------------------------------------------------------
   250,000   Mahoning County, Hospital Facilities, Revenue, 6.80%,
             12/1/98 (Callable 6/1/98 @ 100)                             255,028
             -------------------------------------------------------
 1,000,000   Montgomery County, Revenue, 6.50%, 5/15/08 (Callable
             5/15/01 @ 102)                                            1,090,620
             -------------------------------------------------------
   635,000   Montgomery County, Issue, GO, 7.10%, 9/1/06
             (Prerefunded 9/1/00 @ 101.5)                                693,115
             -------------------------------------------------------
 1,750,000   Montgomery County, Refunding, GO, 5.45%, 9/1/10
             (Callable 9/1/03 @ 101)                                   1,836,660
             -------------------------------------------------------
 1,750,000   Montgomery County, Solid Waste, Revenue, 5.25%,
             11/1/04                                                   1,860,128
             -------------------------------------------------------


                                -- Continued --

Fountain Square Ohio Tax Free Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                           Security                           Market
  Amount                            Description                          Value
----------   -------------------------------------------------------   ---------
Municipal Bonds--Continued
--------------------------------------------------------------------
 3,000,000   Montgomery County, Solid Waste, Revenue, 5.40%,
             11/1/08 (Callable 11/1/05 @ 102)                          3,220,830
             -------------------------------------------------------
 1,000,000   Ohio Higher Education, Revenue, 5.15%, 11/1/08
             (Callable 11/1/06 @ 101)                                  1,050,790
             -------------------------------------------------------
 2,500,000   Ohio Special Obligation, Elementary & Secondary
             Education Capital Facilities, Series B, 5.00%, 12/1/06    2,625,500
             -------------------------------------------------------
 1,250,000   Ohio State Building Authority State Facilities, Adult
             Correctional, Series A, Revenue, 5.65%, 10/1/07
             (Callable 10/1/04 @ 101)                                  1,352,500
             -------------------------------------------------------
 1,000,000   Ohio State Building Authority State Facilities,
             Revenue, 5.40%, 10/1/00                                   1,038,140
             -------------------------------------------------------
 1,000,000   Ohio State Building Authority State Facilities,
             Revenue, 5.40%, 10/1/04                                   1,070,910
             -------------------------------------------------------
 1,000,000   Ohio State Building Authority, Revenue, 6.20%, 10/1/07
             (Callable 10/1/02 @ 102)                                  1,101,080
             -------------------------------------------------------
 1,000,000   Ohio State Building Correctional, Revenue, 5.75%,
             10/1/05                                                   1,095,860
             -------------------------------------------------------
 1,500,000   Ohio State Higher Education, Revenue, 5.00%, 11/1/05      1,573,545
             -------------------------------------------------------
   500,000   Ohio State Higher Educational Facilities, Revenue,
             6.70%, 5/1/01 (Callable 5/1/00 @ 102)                       537,800
             -------------------------------------------------------
 1,000,000   Ohio State Higher Educational Facilities, Series II-B,
             Revenue, 5.88%, 12/1/98                                   1,018,290
             -------------------------------------------------------
   500,000   Ohio State Higher Educational Facilities, Xavier,
             Revenue, 7.20%, 11/1/99, (Prerefunded 11/1/98 @ 100)        513,210
             -------------------------------------------------------
 5,000,000   Ohio State Highway, GO, 4.80%, 5/15/04                    5,178,050
             -------------------------------------------------------
 5,000,000   Ohio State Public Facilities Commission, 4.25%,
             12/1/99                                                   5,044,900
             -------------------------------------------------------
   500,000   Ohio State Public Facilities Commission, Higher
             Education Capital Facilities, Series II-A, FSA, CR,
             Revenue, 5.50%, 12/1/03 (Callable 12/1/01 @ 102)            533,145
             -------------------------------------------------------
 2,000,000   Ohio State Public Facilities Commission, Higher
             Education Capital Facilities, Series II-B, 4.50%,
             11/1/02                                                   2,041,040
             -------------------------------------------------------
 2,000,000   Ohio State Public Facilities Common Higher Education,
             Revenue, 5.75%, 11/1/04                                   2,180,480
             -------------------------------------------------------
 2,000,000   Ohio State Public Facilities Common Higher Education,
             Revenue, 5.75%, 11/1/05 (Callable 11/1/04 @ 100)          2,174,360
             -------------------------------------------------------
 1,000,000   Ohio State Public Facilities Common Higher Education,
             Revenue, 5.50%, 12/1/00                                   1,043,050
             -------------------------------------------------------
 1,000,000   Ohio State Public Facilities, Revenue, 5.88%, 12/1/06
             (Callable 12/1/04 @ 100)                                  1,092,370
             -------------------------------------------------------
 1,000,000   Ohio State Special Obligations, Revenue, 5.80%, 6/1/03    1,082,170
             -------------------------------------------------------
 5,000,000   Ohio State Turnpike, Revenue, 5.75%, 2/15/14 (Callable
             2/15/06 @ 102)                                            5,416,299
             -------------------------------------------------------
 1,500,000   Ohio State University Refunding, Revenue, 5.15%,
             12/1/00                                                   1,551,030
             -------------------------------------------------------
 2,000,000   Ohio State University Revenue Refunding General
             Receipts, 5.75%, 12/1/09 (Callable 12/1/02 @ 102)         2,146,920
             -------------------------------------------------------
 5,000,000   Ohio State Water, Revenue, 5.13%, 12/1/08 (Callable
             6/1/05 @ 101)                                             5,251,600
--------------------------------------------------------------------


                                -- Continued --

Fountain Square Ohio Tax Free Bond Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                           Security                           Market
  Amount                            Description                          Value
----------   -------------------------------------------------------   ---------
Municipal Bonds--Continued
--------------------------------------------------------------------
 5,000,000   Ohio State Water Development Authority, Revenue,
             5.30%, 12/1/10 (Callable 6/1/05 @ 101)                    5,267,300
             -------------------------------------------------------
 5,000,000   State Of Ohio, GO, 5.10%, 8/1/09 (Callable 8/1/07
             @ 101)                                                    5,270,300
             -------------------------------------------------------
   555,000   Tiffin, GO, 6.60%, 12/1/03 (Callable 12/1/01 @ 101)         606,432
             -------------------------------------------------------
   400,000   Toledo, Improvement, GO, 5.05%, 12/1/99                     409,572
             -------------------------------------------------------
 3,000,000   University Of Cincinnati, 5.00%, 6/1/10                   3,140,640
             -------------------------------------------------------
   500,000   University of Cincinnati, 6.30%, 12/1/00                    532,280
             -------------------------------------------------------
 1,000,000   University of Toledo, 7.50%, 6/1/02, (Callable 6/1/98
             @ 102)                                                    1,032,600
             -------------------------------------------------------
 2,000,000   Wauseon Village School District, GO, 5.45%, 12/1/14
             (Callable 6/1/07 @ 101)                                   2,111,160
             -------------------------------------------------------
 1,000,000   West Geauga, Local School District, GO, 5.55%, 11/1/05
             (Callable 11/1/04 @ 101)                                  1,087,100
             -------------------------------------------------------
 1,000,000   West Geauga, Local School District, GO, 5.65%, 11/1/06
             (Callable 11/1/04 @ 102)                                  1,095,180
             -------------------------------------------------------
 2,000,000   Westlake CSD, 5.05%, 12/1/04                              2,103,640
             -------------------------------------------------------
 1,000,000   Westlake, GO, 5.75%, 12/1/07 (Callable 12/1/04 @ 102)     1,096,230
             ------------------------------------------------------- -----------
             Total Municipal Bonds                                   169,940,921
             ------------------------------------------------------- -----------

Regulated Investment Companies -- 5.0%
--------------------------------------------------------------------
             STIFS/Money Markets -- 5.0%
             -------------------------------------------------------
 7,074,645   Midwest Ohio Money Fund                                   7,074,645
             -------------------------------------------------------
 2,000,000   Vangard Ohio Tax Free Money Mkt                           2,000,000
             ------------------------------------------------------- -----------
             Total Regulated Investment Companies                      9,074,645
             ------------------------------------------------------- -----------
             Total Investments (Cost $171,720,497) (a)-- 98.9%       179,015,566
             -------------------------------------------------------
             Other assets in excess of liabilities 1.1%                1,958,243
             ------------------------------------------------------- -----------
             TOTAL NET ASSETS -- 100.0%                             $180,973,809
             ======================================================= ===========

Percentages indicated are based on net assets of $180,973,809.

Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $171,720,497. The net unrealized appreciation of investments on federal tax basis amounts to $7,295,069, which is composed of $7,356,607 appreciation and $61,538 depreciation at January 31, 1998.

(b) Current rate and next reset date shown.

The following abbreviations are used in this portfolio:
CSD -- City School District
GO -- General Obligation
LT -- Limited Tax
NR -- Not Rated

See notes to financial statements.

Fountain Square Commercial Paper Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
-----------------------------------------------------------------------------

 Shares or
 Principal                        Security                          Amortized
  Amount                         Description                          Cost
---------- -------------------------------------------------------  ----------
Commercial Paper -- 78.6%
------------------------------------------------------------------
           Banks -- 9.8%
           -------------------------------------------------------
10,000,000 JP Morgan, 3/16/98                                       $9,932,155
           -------------------------------------------------------
10,000,000 Rabobank Nederland, 4/9/98                                9,896,336
           -------------------------------------------------------
 9,000,000 Rabobank Nederland, 4/10/98                               8,903,780
           -------------------------------------------------------
 5,000,000 Societe Generale, 3/23/98                                 4,962,153
           -------------------------------------------------------
10,000,000 Societe Generale, 4/22/98                                 9,876,889
           -------------------------------------------------------  ----------
              Total                                                 43,571,313
           -------------------------------------------------------  ----------
           Beverages -- 2.2%
           -------------------------------------------------------
10,000,000 Coca Cola Co., 3/20/98                                    9,925,975
           -------------------------------------------------------  ----------
           Brokerage -- 6.9%
           -------------------------------------------------------
 5,000,000 Goldman Sachs Group, 2/20/98                              4,985,090
           -------------------------------------------------------
 6,000,000 Goldman Sachs Group, 4/17/98                              5,929,000
           -------------------------------------------------------
 8,000,000 Goldman Sachs Group, 5/8/98                               7,879,467
           -------------------------------------------------------
 7,000,000 Merrill Lynch, 4/6/98                                     6,932,053
           -------------------------------------------------------
 5,000,000 Merrill Lynch, 4/30/98                                    4,930,456
           -------------------------------------------------------  ----------
              Total                                                 30,656,066
           -------------------------------------------------------  ----------
           Capital Goods -- 3.4%
           -------------------------------------------------------
10,000,000 Cargill, Inc., 3/18/98                                    9,929,500
           -------------------------------------------------------
 5,000,000 Cargill, Inc., 4/1/98                                     4,953,619
           -------------------------------------------------------  ----------
              Total                                                 14,883,119
           -------------------------------------------------------  ----------
           Consumer Products -- 1.8%
           -------------------------------------------------------
 8,000,000 Procter & Gamble, 3/25/98                                 7,935,867
           -------------------------------------------------------  ----------
           Energy -- 7.4%
           -------------------------------------------------------
10,000,000 Petrofina Delaware, 3/23/98                               9,924,444
           -------------------------------------------------------
 4,000,000 Petrofina Delaware, 4/22/98                               3,951,556
           -------------------------------------------------------
10,000,000 Wisconsin Power & Light, 2/5/98                           9,993,578
           -------------------------------------------------------
 9,000,000 Wisconsin Power & Light, 2/17/98                          8,976,600
           -------------------------------------------------------  ----------
              Total                                                 32,846,178
           -------------------------------------------------------  ----------
           Financial -- 36.7%
           -------------------------------------------------------
 3,000,000 A.I. Credit, 2/5/98                                       2,998,167
           -------------------------------------------------------
 5,000,000 American Express Credit Corp., 4/27/98                    4,934,243
           -------------------------------------------------------
 7,000,000 American Express Credit Corp., 5/26/98                    6,878,146
           -------------------------------------------------------

                                -- Continued --

Fountain Square Commercial Paper Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                          Amortized
  Amount                         Description                          Cost
---------- -------------------------------------------------------  ----------
Commercial Paper--Continued
------------------------------------------------------------------
 4,000,000 American General Finance Corp., 2/12/98                   3,993,229
           -------------------------------------------------------
 5,000,000 American General Finance Corp., 4/15/98                   4,945,554
           -------------------------------------------------------
 4,000,000 American General Finance Corp., 4/29/98                   3,947,317
           -------------------------------------------------------
 7,000,000 American General Finance Corp., 5/11/98                   6,895,088
           -------------------------------------------------------
 5,000,000 Associates Corp., 3/5/98                                  4,975,378
           -------------------------------------------------------
 7,000,000 Associates Corp., 3/12/98                                 6,958,368
           -------------------------------------------------------
 8,000,000 Associates Corp., 4/14/98                                 7,909,120
           -------------------------------------------------------
 5,000,000 Avco Financial Services, 2/24/98                          4,981,903
           -------------------------------------------------------
 8,000,000 Avco Financial Services, 3/13/98                          7,949,422
           -------------------------------------------------------
 6,000,000 CIT Group, 3/27/98                                        5,950,050
           -------------------------------------------------------
 5,000,000 CIT Group, 4/3/98                                         4,953,318
           -------------------------------------------------------
10,000,000 Deutsche Bank Financial, 2/2/98                           9,998,424
           -------------------------------------------------------
 4,000,000 Ford Motor Credit Corp., 2/10/98                          3,994,490
           -------------------------------------------------------
 5,000,000 Ford Motor Credit Corp., 3/23/98                          4,960,347
           -------------------------------------------------------
10,000,000 Ford Motor Credit Corp., 4/8/98                           9,899,258
           -------------------------------------------------------
 7,000,000 General Electric Capital Corp., 4/16/98                   6,921,581
           -------------------------------------------------------
 5,000,000 General Electric Capital Corp., 5/15/98                   4,919,174
           -------------------------------------------------------
 4,000,000 IBM Credit Corp., 2/9/98                                  3,995,102
           -------------------------------------------------------
 8,000,000 MetLife Funding, 3/23/98                                  7,939,444
           -------------------------------------------------------
10,000,000 Pitney Bowes Credit Corp., 2/4/98                         9,995,458
           -------------------------------------------------------
10,000,000 Pitney Bowes Credit Corp., 5/13/98                        9,849,903
           -------------------------------------------------------
 6,000,000 Prudential Funding Corp., 3/19/98                         5,956,300
           -------------------------------------------------------
 6,000,000 Prudential Funding Corp., 3/26/98                         5,949,650
           ------------------------------------------------------- -----------
               Total                                               162,648,434
           ------------------------------------------------------- -----------
           Miscellaneous -- 4.4%
           -------------------------------------------------------
 3,500,000 Stanford University, 2/2/98                               3,499,463
           -------------------------------------------------------
 6,000,000 Stanford University, 3/23/98                              5,954,000
           -------------------------------------------------------
10,000,000 Stanford University, 5/6/98                               9,856,911
           ------------------------------------------------------- -----------
               Total                                                19,310,374
           ------------------------------------------------------- -----------
           Technology -- 6.0%
           -------------------------------------------------------
 4,800,000 AT&T Corp., 2/5/98                                        4,797,056
           -------------------------------------------------------
 5,000,000 AT&T Corp., 3/13/98                                       4,969,000
           -------------------------------------------------------
 5,000,000 Bell South Telecommunications, 2/11/98                    4,992,056
           -------------------------------------------------------
12,000,000 Bell South Telecommunications, 2/13/98                   11,977,160
           ------------------------------------------------------- -----------
               Total                                                26,735,272
           ------------------------------------------------------- -----------
           Total Commercial Paper                                  348,512,598
           ------------------------------------------------------- -----------

                                -- Continued --

Fountain Square Commercial Paper Fund
-----------------------------------------------------------------------------

 Shares or
 Principal                        Security                          Amortized
  Amount                         Description                          Cost
---------  ------------------------------------------------------   ----------
Corporate Bonds -- 1.4%
-----------------------------------------------------------------
           Brokerage -- 1.4%
           ------------------------------------------------------
 6,000,000 Merrill Lynch, Floating Rate Note, 5.57%, 2/27/98 (b)     6,000,065
           ------------------------------------------------------  -----------
           Total Corporate Bonds                                     6,000,065
           ------------------------------------------------------  -----------
Repurchase Agreements -- 20.5%
-----------------------------------------------------------------
50,724,000 JP Morgan, 5.58%, dated 1/30/98, due 2/2/98 (at
           amortized cost), collateralized by U.S. Treasury Notes,
           6.38%, due 5/15/99 with a value of $51,739,275.          50,724,000
           ------------------------------------------------------
20,000,000 Prudential Securities, 5.56%, dated 1/30/98, due 2/2/98
           (at amortized cost), collateralized by U.S. Treasury
           Notes, 5.88%, due 8/31/99 with a value of $9,879,805
           and U.S. Treasury Bonds, 11.25% -- 11.88%, due
           2/15/15 -- 11/15/03 with a value of $10,521,285.         20,000,000
           ------------------------------------------------------
20,000,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Bills
           due 7/2/98 with a value of $20,404,532.                  20,000,000
           ------------------------------------------------------  -----------
           Total Repurchase Agreements                              90,724,000
           ------------------------------------------------------  -----------
           Total Investments (Amortized Cost $445,236,663)
           (a) -- 100.5%                                           445,236,663
           ------------------------------------------------------
           Liabilities in excess of other assets -- (0.5)%          (2,306,054)
           ------------------------------------------------------  -----------
           TOTAL NET ASSETS-- 100.0%                              $442,930,609
           ======================================================  ===========

Percentages indicated are based on net assets of $442,930,609.

(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

See notes to financial statements.

Fountain Square Government Cash Reserves Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                          Amortized
  Amount                         Description                           Cost
----------  ------------------------------------------------------   --------
U.S. Government Agencies-- 100.3%
------------------------------------------------------------------
           Federal Farm Credit Bank -- 12.2%
           -------------------------------------------------------
 5,991,000 Discount Note, 2/18/98                                   $5,975,440
           -------------------------------------------------------
 4,000,000 Discount Note, 2/20/98                                    3,988,368
           -------------------------------------------------------
 5,000,000 Discount Note, 2/23/98                                    4,983,408
           -------------------------------------------------------
 9,000,000 Discount Note, 3/23/98                                    8,932,875
           -------------------------------------------------------
10,000,000 Discount Note, 4/15/98                                    9,891,919
           -------------------------------------------------------
 6,000,000 Discount Note, 5/15/98                                    5,906,442
           ------------------------------------------------------- -----------
              Total                                                 39,678,452
           ------------------------------------------------------- -----------
           Federal Home Loan Bank -- 70.6%
           -------------------------------------------------------
20,000,000 Discount Note, 2/4/98                                    19,991,066
           -------------------------------------------------------
15,248,000 Discount Note, 2/6/98                                    15,236,412
           -------------------------------------------------------
 5,000,000 Discount Note, 2/10/98                                    4,993,213
           -------------------------------------------------------
12,000,000 Discount Note, 2/13/98                                   11,978,553
           -------------------------------------------------------
15,000,000 Discount Note, 2/18/97                                   14,960,817
           -------------------------------------------------------
11,000,000 Discount Note, 2/20/98                                   10,968,666
           -------------------------------------------------------
 7,250,000 Discount Note, 2/25/97                                    7,223,054
           -------------------------------------------------------
10,000,000 Discount Note, 3/5/98                                     9,951,378
           -------------------------------------------------------
10,000,000 Discount Note, 3/10/98                                    9,944,808
           -------------------------------------------------------
 4,000,000 Discount Note, 3/11/98                                    3,977,411
           -------------------------------------------------------
10,000,000 Discount Note, 3/18/98                                    9,931,875
           -------------------------------------------------------
10,000,000 Discount Note, 3/19/98                                    9,929,850
           -------------------------------------------------------
13,000,000 Discount Note, 3/20/98                                   12,907,658
           -------------------------------------------------------
15,455,000 Discount Note, 3/25/98                                   15,335,502
           -------------------------------------------------------
 5,000,000 Discount Note, 4/1/98                                     4,956,037
           -------------------------------------------------------
10,000,000 Discount Note, 4/8/98                                     9,901,550
           -------------------------------------------------------
 4,000,000 Discount Note, 4/15/98                                    3,956,524
           -------------------------------------------------------
 4,000,000 Discount Note, 4/17/98                                    3,954,750
           -------------------------------------------------------
 5,000,000 Floating Rate Note, 5.61%, 2/4/98 (b)                     5,000,000
           -------------------------------------------------------
10,000,000 Discount Note, 4/23/98                                    9,875,688
           -------------------------------------------------------
10,000,000 Discount Note, 4/29/98                                    9,870,225
           -------------------------------------------------------
10,000,000 Discount Note, 6/5/98                                     9,810,211
           -------------------------------------------------------
 5,000,000 Discount Note, 6/10/98                                    4,901,817
           -------------------------------------------------------
10,000,000 Discount Note, 6/17/98                                    9,793,356
           ------------------------------------------------------- -----------
              Total                                                229,350,421
           ------------------------------------------------------- -----------

                                -- Continued --

Fountain Square Government Cash Reserves Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                        Security                          Amortized
  Amount                         Description                          Cost
---------- -------------------------------------------------------  --------
U.S. Government Agencies--Continued
------------------------------------------------------------------
           Student Loan Marketing Association -- 16.0%
           -------------------------------------------------------
 3,000,000 Floating Rate Note, 5.41%, 2/3/98 (b)                     2,997,210
           -------------------------------------------------------
10,000,000 Floating Rate Note, 5.42%, 2/3/98 (b)                    10,000,000
           -------------------------------------------------------
10,000,000 Floating Rate Note, 5.56%, 2/3/98 (b)                    10,000,000
           -------------------------------------------------------
29,050,000 Master Note, 5.46%, 7/1/00 (c)                           29,050,000
           ------------------------------------------------------- -----------
              Total                                                 52,047,210
           ------------------------------------------------------- ----------
           Tennesse Valley Authority -- 1.5%
           -------------------------------------------------------
 5,000,000 Discount Note, 2/13/98                                    4,990,700
           ------------------------------------------------------- -----------
           Total U.S. Government Agencies                          326,066,783
           ------------------------------------------------------- -----------
           Total Investments (Amortized Cost $326,066,783)
           (a) -- 100.3%                                           326,066,783
           -------------------------------------------------------
           Liabilities in excess of other assets -- (0.3)%            (858,738)
           ------------------------------------------------------- -----------
           TOTAL NET ASSETS -- 100.0%                             $325,208,045
           ======================================================= ===========

Percentages indicated are based on net assets of $325,208,045.

(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

(c) Current rate shown.

See notes to financial statements.

Fountain Square U.S. Treasury Obligations Fund
Schedule of Portfolio Investments
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

 Shares or
 Principal                         Security                          Amortized
  Amount                          Description                          Cost
----------  -------------------------------------------------------  ---------
U.S. Government Securities -- 24.1%
------------------------------------------------------------------
            U.S. Treasury Notes -- 24.1%
            -------------------------------------------------------
 10,000,000 5.13%, 3/31/98                                           $9,986,277
            -------------------------------------------------------
 20,000,000 6.13%, 3/31/98                                           20,007,917
            -------------------------------------------------------
 20,000,000 5.88%, 4/30/98                                           20,012,394
            -------------------------------------------------------
 20,000,000 6.00%, 5/31/98                                           20,022,483
            -------------------------------------------------------
 20,000,000 6.25%, 6/30/98                                           20,049,643
            -------------------------------------------------------
 10,000,000 5.25%, 7/31/98                                            9,976,165
            -------------------------------------------------------
 10,000,000 6.25%, 7/31/98                                           10,026,776
            -------------------------------------------------------
 20,000,000 4.75%, 8/31/98                                           19,897,368
            -------------------------------------------------------
 20,000,000 6.13%, 8/31/98                                           20,088,487
            -------------------------------------------------------
 10,000,000 4.75%, 9/30/98                                            9,947,634
            ------------------------------------------------------- -----------
            Total U.S. Government Securities                        160,015,144
            ------------------------------------------------------- -----------
Repurchase Agreements -- 75.9%
------------------------------------------------------------------
105,000,000 Barclays Capital, 5.57%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Notes,
            6.25%, due 6/30/02 with a value of $107,100,582.        105,000,000
            -------------------------------------------------------
 30,000,000 Bear Stearns & Co., 5.57%, dated 1/30/98, due 2/2/98
            (at amortized cost), collateralized by U.S. Treasury
            Bonds, 6.88%-13.75%, due 8/15/04-8/15/25 with a value
            of $30,706,104.                                          30,000,000
            -------------------------------------------------------
 30,000,000 BT Securities, 5.55%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Notes,
            6.63%, due 7/31/01 with a value of $30,629,000.          30,000,000
            -------------------------------------------------------
 30,000,000 Deutsche Bank, 5.54%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Notes,
            7.50%, due 11/15/16 with a value of $30,623,000.         30,000,000
            -------------------------------------------------------
114,259,000 JP Morgan, 5.58%, dated 1/30/98, due 2/2/98 (at
            amortized cost), collateralized by U.S. Treasury Notes, 5.88%-6.88%, due 7/31/99-11/30/01 with a value of
            $116,544,382.                                           114,259,000
            -------------------------------------------------------
 30,000,000 Merrill Lynch, 5.55%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Notes, 5.50%-6.13%, due 4/15/00-8/15/07 with a value of
            $9,297,451 and by U.S. Treasury Bonds, 11.25%, due
            2/15/15 with a value of $21,306,324.                     30,000,000
            -------------------------------------------------------
 30,000,000 Nesbitt Burns, 5.55%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Notes, 5.63%-6.63%, due 10/31/99-7/31/01 with a value of
            $30,698,000.                                             30,000,000
            -------------------------------------------------------



                                -- Continued --

Fountain Square U.S. Treasury Obligations Fund
--------------------------------------------------------------------------------

 Shares or
 Principal                         Security                          Amortized
  Amount                          Description                          Cost
---------   -------------------------------------------------------  ---------
Repurchase Agreements--Continued
-------------------------------------------------------------------
30,000,000  Prudential Securities, 5.56%, dated 1/30/98, due 2/2/98
            (at amortized cost), collateralized by U.S. Treasury
            Notes, 6.25%-6.50%, due 5/31/01-8/31/02, with a value
            of $8,292,184 and by U.S. Treasury Bonds, 11.25%, due
            2/15/15 with a value of $22,309,199.                      30,000,000
            -------------------------------------------------------
105,000,000 UBS Securities, 5.58%, dated 1/30/98, due 2/2/98 (at amortized cost), collateralized by U.S. Treasury Bills
            due 4/16/98-7/2/98 with a value of $107,101,619.         105,000,000
            -------------------------------------------------------  -----------
            Total Repurchase Agreements                              504,259,000
            -------------------------------------------------------  -----------
            Total Investments (Amortized Cost $664,274,144)
            (a) -- 100.0%                                            664,274,144
            -------------------------------------------------------
            Liabilities in excess of other assets-- 0.0%                (186,208)
            -------------------------------------------------------  -----------
            TOTAL NET ASSETS-- 100.0%                               $664,087,936
            =======================================================  ===========

Percentages indicated are based on net assets of $664,087,936.

(a) Also represents cost for federal tax purposes.

See notes to financial statements.

Fountain Square Funds
Statements of Assets and Liabilities
January 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Quality          Equity                                           International
                                                    Growth           Income           Balanced          Mid Cap          Equity
                                                     Fund             Fund              Fund             Fund             Fund
                                                --------------    -------------    -------------    --------------   --------------
Assets:
-----------------------------------------------
Investments, at value (Cost $311,979,150;
   $85,651,820; $105,553,043; $151,200,482;
   and $106,605,906, respectively)               $457,733,774     $130,626,169      $131,922,087     $205,303,600     $125,070,627
-----------------------------------------------
Repurchase agreements (Cost $14,026,000;
   $1,930,000; $23,444,000; $12,907,000; and
   $22,030,000, respectively)                      14,026,000        1,930,000        23,444,000       12,907,000       22,030,000
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Investments                              471,759,774      132,556,169       155,366,087      218,210,600      147,100,627
-----------------------------------------------
Cash                                                      166              161               928               51                -
-----------------------------------------------
Foreign Currency                                            -                -                 -                -          668,646
-----------------------------------------------
Interest and dividends receivable                     235,916          212,795           747,061           30,161          214,970
-----------------------------------------------
Receivable for investments sold                             -                -                82                -                -
-----------------------------------------------
Receivable for Fund shares sold                       376,250          237,101           243,087           73,593            6,623
-----------------------------------------------
Unrealized foreign currency gains                           -                -                 -                -        1,253,629
-----------------------------------------------
Reclaim Receivable                                          -                -                 -                -          179,472
-----------------------------------------------
Unamortized organizational costs                            -            5,951                 -                -           14,975
-----------------------------------------------
Prepaid expenses and other assets                      19,145            7,688             6,847            7,665           29,617
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Assets                                   472,391,251      133,019,865       156,364,092      218,322,070      149,468,559
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
Liabilities:
-----------------------------------------------
Cash Overdraft                                              -                -                 -                -       11,419,520
-----------------------------------------------
Payable for investments purchased                           -                -         4,246,647        5,506,384          692,701
-----------------------------------------------
Payable for Fund shares redeemed                       19,993                -            55,742            1,560                -
-----------------------------------------------
Unrealized foreign currency losses                          -                -                 -                -          199,501
-----------------------------------------------
Variation margin payable                                    -                -                 -                -          149,645
-----------------------------------------------
Accrued expenses and other payables:
-----------------------------------------------
   Investment advisory fees                           308,436           88,460            98,943          139,839          112,809
-----------------------------------------------
   Administration fees                                 62,843           11,374            12,738           21,469           20,643
-----------------------------------------------
   Distribution Services - Investment C Shares         18,958              681             7,512            3,520              192
-----------------------------------------------
   Shareholder Servicing - Investment C Shares          8,653              269             3,302            1,617               96
-----------------------------------------------
   Accounting and transfer agent fees                   4,617            6,727             7,357            3,694            3,100
-----------------------------------------------
   Custodian fees                                       1,000              600               900              500           11,099
-----------------------------------------------
   Legal and audit fees                                 5,519            5,519             5,519            5,219            6,269
-----------------------------------------------
   Printing fees                                        5,894            3,349             3,828            1,359            2,002
-----------------------------------------------
   Registration & Filing                                3,091            3,670             8,231            1,686                -
-----------------------------------------------
   Other                                                    -            4,306             7,216                -           24,781
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Liabilities                                  439,004          124,955         4,457,935        5,686,847       12,642,358
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
Net Assets:
-----------------------------------------------
Paid-in capital                                   315,984,185       81,241,114       122,601,467      151,105,110      126,282,948
-----------------------------------------------
Net unrealized appreciation (depreciation)
   on investments and foreign currency            145,754,624       44,974,349        26,369,044       54,103,118       19,746,558
-----------------------------------------------
Accumulated net realized gains (losses) on
   investment and foreign currency transactions    10,433,737        6,711,049         2,716,946        7,782,774       (5,330,537)
-----------------------------------------------
Undistributed net investment income (loss)           (220,299)         (31,602)          218,700         (355,779)      (3,872,768)
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Net Assets                              $471,952,247     $132,894,910      $151,906,157     $212,635,223     $136,826,201
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Net Assets
-----------------------------------------------
   Investment A Shares                           $465,714,502     $132,469,067      $149,223,068     $211,767,864     $136,602,630
-----------------------------------------------
   Investment C Shares                              6,237,745          425,843         2,683,089          867,359          223,571
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total                                         $471,952,247     $132,894,910      $151,906,157     $212,635,223     $136,826,201
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Outstanding units of beneficial
  interest (shares)
-----------------------------------------------
   Investment A Shares                             25,149,528        9,065,912        10,341,510       12,892,996       12,635,406
-----------------------------------------------
   Investment C Shares                                338,726           29,123           185,836           53,348           20,694
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total                                           25,488,254        9,095,035        10,527,346       12,946,344       12,656,100
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Net asset value
-----------------------------------------------
   Redemption price per share-Investment A
     Shares                                     $        18.52    $       14.61    $       14.43    $       16.43    $       10.81
----------------------------------------------- ==============    =============    ==============   ==============   ==============
   Offering price per share-Investment C
     Shares*                                    $        18.42    $       14.62    $       14.44    $        16.26   $       10.80
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Maximum Sales Charge                                     4.50%            4.50%            4.50%             4.50%            4.50%
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Maximum Offering Price
   (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A Shares)              $        19.39            15.30    $       15.11    $        17.20   $        11.32
----------------------------------------------- ==============    =============    ==============   ==============   ==============

*Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Assets and Liabilities
January 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        U.S.                              Ohio
                                                   Bond Fund         Quality         Government        Municipal        Tax Free
                                                      For             Bond           Securities          Bond             Bond
                                                    Income            Fund              Fund             Fund             Fund
                                                --------------    -------------    -------------    --------------   --------------
Assets:
-----------------------------------------------
Investments, at value (Cost $162,549,040;
   $88,955,144; $39,558,613; $103,669,567;
   and $171,720,497, respectively)               $165,861,001     $ 90,127,806      $ 40,308,651     $107,037,278     $179,015,566
-----------------------------------------------
Repurchase agreements (Cost $4,922,000;
   $8,940,000; $1,166,000; $0; and $0,
   respectively)                                    4,922,000        8,940,000         1,166,000                -                -
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Investments                              170,783,001       99,067,806        41,474,651      107,037,278      179,015,566
-----------------------------------------------
Cash                                                      561              775               962                -                -
-----------------------------------------------
Interest receivable                                 3,222,647        1,703,721           558,334        1,342,447        1,958,370
-----------------------------------------------
Receivable for investments sold                     7,259,005        4,083,032                 -        2,012,260                -
-----------------------------------------------
Receivable for Fund shares sold                             -          188,959                 -           23,875           75,000
-----------------------------------------------
Unamortized organizational costs                        7,197                -                 -            5,841            1,496
-----------------------------------------------
Prepaid expenses and other assets                       8,011            5,901             7,689            8,424           37,260
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Assets                                   181,280,422      105,050,194        42,041,636      110,430,125      181,087,692
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
Liabilities:
-----------------------------------------------
Payable for investments purchased                  10,166,434        4,811,973                 -        4,006,200                -
-----------------------------------------------
Payable for Fund shares redeemed                        2,500            2,500                 -                -            2,773
-----------------------------------------------
Interest Payable                                      214,244          128,954                 -           39,432                -
-----------------------------------------------
Accrued expenses and other payables:
-----------------------------------------------
   Investment advisory fees                            78,681           46,294            16,719           48,845           83,184
-----------------------------------------------
   Administration fees                                 17,579            6,975             2,946            7,360           12,540
-----------------------------------------------
   Distribution Services - Investment C Shares            233            1,681               577              138            1,266
-----------------------------------------------
   Shareholder Servicing - Investment C Shares             97              841               288               69              633
-----------------------------------------------
   Accounting and transfer agent fees                   3,141            4,617             2,470            2,239            3,179
-----------------------------------------------
   Custodian fees                                         725              762               500              571              998
-----------------------------------------------
   Legal and audit fees                                 5,519            5,519             5,519            5,519            5,519
-----------------------------------------------
   Printing fees                                        2,704            2,521               659            1,179            2,061
-----------------------------------------------
   Registration & Filing                                3,012            1,347                 -              780            1,730
-----------------------------------------------
   Other                                                1,223                -                 -                -                -
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Liabilities                               10,496,092        5,013,984            29,678        4,112,332          113,883
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
Net Assets:
-----------------------------------------------
Paid-in capital                                   166,628,408       99,945,772        42,705,152      102,251,334      173,590,384
-----------------------------------------------
Net unrealized appreciation (depreciation)
   on investments                                   3,311,961        1,172,662           750,038        3,367,711        7,295,069
-----------------------------------------------
Accumulated net realized gains (losses) on
   investment transactions                            850,765       (1,084,226)       (1,426,447)         693,612          157,194
-----------------------------------------------
Undistributed net investment income (loss)             (6,804)           2,002           (16,785)           5,136          (68,838)
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total Net Assets                              $170,784,330     $100,036,210      $ 42,011,958     $106,317,793     $180,973,809
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Net Assets
-----------------------------------------------
   Investment A Shares                           $170,670,669     $ 99,838,150      $ 41,942,721     $106,317,793     $180,543,945
-----------------------------------------------
   Investment C Shares                                113,661          198,060            69,237                -          429,864
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total                                         $170,784,330     $100,036,210      $ 42,011,958     $106,317,793     $180,973,809
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Outstanding units of beneficial interest
  (shares)
-----------------------------------------------
   Investment A Shares                             13,928,763       10,000,239         4,249,670        8,624,698       17,432,663
-----------------------------------------------
   Investment C Shares                                  9,284           19,836             7,031                -           41,527
----------------------------------------------- --------------    -------------    --------------   --------------   --------------
   Total                                           13,938,047       10,020,075         4,256,701        8,624,698       17,474,190
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Net asset value
-----------------------------------------------
   Redemption price per share-Investment A
     Shares                                     $       12.25     $       9.98     $        9.87    $       12.33    $       10.36
----------------------------------------------- ==============    =============    ==============   ==============   ==============
   Offering price per share-Investment C
     Shares*                                    $       12.24     $       9.98     $        9.85    $       12.33**  $       10.35
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Maximum Sales Charge                                     4.50%           4.50%             4.50%            4.50%            4.50%
----------------------------------------------- ==============    =============    ==============   ==============   ==============
Maximum Offering Price
   (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A Shares)              $       12.83     $      10.45     $       10.34    $       12.91    $       10.85
----------------------------------------------- ==============    =============    =============    ==============   ==============

 *Redemption price per share varies by length of time shares are held.

**As of January 31, 1998, no shares or assets existed in the Municipal Bond Fund
  Investment C Shares. The Municipal Bond Fund Investment C Shares continue to be available for investment with an offering price equal to the Municipal Bond Fund Investment A Shares.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Assets and Liabilities
January 31, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                   Commercial        Government      U.S. Treasury
                                                                      Paper         Cash Reserves     Obligations
                                                                      Fund              Fund             Fund
                                                                  -------------    -------------    --------------
Assets:
-----------------------------------------------------------------
Investments, at value (Amortized cost $354,512,663;
   $326,066,783; and $160,015,144, respectively)                  $354,512,663      $326,066,783     $160,015,144
-----------------------------------------------------------------
Repurchase agreements (Amortized cost $90,724,000; $0;
   and $504,259,000, respectively)                                  90,724,000                 -      504,259,000
----------------------------------------------------------------- -------------    --------------   --------------
   Total Investments                                               445,236,663       326,066,783      664,274,144
-----------------------------------------------------------------
Cash                                                                        94             3,517              746
-----------------------------------------------------------------
Interest receivable                                                     32,677           691,560        3,033,211
-----------------------------------------------------------------
Prepaid expenses and other assets                                       11,452             8,521           15,038
----------------------------------------------------------------- -------------    --------------   --------------
   Total Assets                                                    445,280,886       326,770,381      667,323,139
----------------------------------------------------------------- -------------    --------------   --------------
Liabilities:
-----------------------------------------------------------------
Dividends payable                                                    2,100,887         1,388,282        2,951,813
-----------------------------------------------------------------
Accrued expenses and other payables:
-----------------------------------------------------------------
   Investment advisory fees                                            153,501           103,993          146,939
-----------------------------------------------------------------
   Administration fees                                                  33,444            22,677           46,785
-----------------------------------------------------------------
   Accounting and transfer agent fees                                   10,737             7,200           11,962
-----------------------------------------------------------------
   Custodian fees                                                        2,541             1,688            5,200
-----------------------------------------------------------------
   Legal and audit fees                                                  5,519             5,519            5,519
-----------------------------------------------------------------
   Printing fees                                                         5,322             3,908            8,016
-----------------------------------------------------------------
   Registration & Filing                                                19,901            15,320           37,647
-----------------------------------------------------------------
   Other                                                                18,425            13,749           21,322
----------------------------------------------------------------- -------------    --------------   --------------
   Total Liabilities                                                 2,350,277         1,562,336        3,235,203
----------------------------------------------------------------- -------------    --------------   --------------
Net Assets:
-----------------------------------------------------------------
Paid-in capital                                                    442,930,862       325,206,515      664,082,585
-----------------------------------------------------------------
Accumulated net realized gains (losses)
   on investment transactions                                             (190)            1,530              274
-----------------------------------------------------------------
Undistributed net investment income (loss)                                 (63)                -            5,077
----------------------------------------------------------------- -------------    --------------   --------------
   Net Assets                                                     $442,930,609      $325,208,045     $664,087,936
----------------------------------------------------------------- =============    ==============   ==============
Net Assets
-----------------------------------------------------------------
   Trust Shares                                                   $411,499,855      $190,194,107     $664,087,936
-----------------------------------------------------------------
   Investment Shares                                                31,430,754       135,013,938                -
----------------------------------------------------------------- -------------    --------------   --------------
   Total                                                          $442,930,609      $325,208,045     $664,087,936
----------------------------------------------------------------- =============    ==============   ==============
Outstanding units of beneficial interest (shares)
-----------------------------------------------------------------
   Trust Shares                                                    411,500,345       190,193,410      664,087,935
-----------------------------------------------------------------
   Investment Shares                                                31,430,789       135,013,100                -
----------------------------------------------------------------- -------------    --------------   --------------
   Total                                                           442,931,134       325,206,510      664,087,935
----------------------------------------------------------------- =============    ==============   ==============
Net asset value
-----------------------------------------------------------------
   Offering and redemption price per share - Trust Shares         $       1.00     $        1.00    $        1.00
----------------------------------------------------------------- =============    ==============   ==============
   Offering and redemption price per share - Investor Shares      $       1.00     $        1.00    $           -
----------------------------------------------------------------- =============    ==============   ==============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Operations
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                    Quality          Equity                                           International
                                                    Growth           Income           Balanced          Mid Cap          Equity
                                                     Fund             Fund              Fund             Fund             Fund
                                                --------------    -------------    -------------    --------------   --------------
INVESTMENT INCOME:
-----------------------------------------------
Interest income                                   $   336,835      $    61,435       $ 1,595,468      $   686,578               --
-----------------------------------------------
Dividend income                                     2,073,318        1,524,699           369,581          190,459        1,033,319
-----------------------------------------------
Foreign tax withholding                                    --               --                --               --          (70,228)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Total Income                               2,410,153        1,586,134         1,965,049          877,037          963,091
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
EXPENSES:
-----------------------------------------------
Investment advisory fees                            1,736,542          495,513           539,985          810,181          708,647
-----------------------------------------------
Administrative fees                                   398,677          113,759           123,985          185,987          130,070
-----------------------------------------------
Distribution and service fees - Investment A          750,901          216,366           232,887          353,135          247,604
-----------------------------------------------
Distribution and service fees - Investment C           18,438              889             7,091            2,515              886
-----------------------------------------------
Shareholder Servicing - Investment C                    6,146              296             2,364              838              295
-----------------------------------------------
Organization expense                                      434              753               409              386            4,394
-----------------------------------------------
Custodian fees                                          4,056            3,357             4,551            5,712           81,025
-----------------------------------------------
Portfolio accounting fees                              21,632           20,162            17,664           20,442           54,260
-----------------------------------------------
Transfer and dividend disbursing agent fees
   and expenses                                        15,419           11,183             9,925           11,844           18,942
-----------------------------------------------
Directors'/Trustees' fees                               1,170            1,598             1,112            1,126            1,602
-----------------------------------------------
Audit fees                                              4,750            4,750             4,750            4,750            5,500
-----------------------------------------------
Legal fees                                              3,972            3,972             3,972            3,972            3,972
-----------------------------------------------
Fund share registration costs                          11,994            9,368             8,276            6,858            5,686
-----------------------------------------------
Printing and postage expense                           10,401            7,853             5,913            5,185            4,157
-----------------------------------------------
Insurance expense                                       1,710            1,071               896            1,303              851
-----------------------------------------------
Other                                                      --               --                --               --               --
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Total Expenses                             2,986,242          890,890           963,780        1,414,234        1,267,891
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Less fees voluntarily reduced                     (800,461)        (270,205)         (282,686)        (399,850)        (247,899)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Net Expenses                                     2,185,781          620,685           681,094        1,014,384        1,019,992
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Net Investment Income (Loss)                 224,372          965,449         1,283,955         (137,347)         (56,901)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
Realized and Unrealized Gains (Losses) from
Investments and Foreign Currency Transactions:
-----------------------------------------------
Net realized gains (losses) from investments
   and foreign currency transactions               16,957,836        9,303,038         6,283,858       16,258,920       (4,241,056)
-----------------------------------------------
Net change in unrealized appreciation
   (depreciation) from investments and
   translation of assets and liabilities in
   foreign securities                               2,286,497        4,608,437        (2,785,041)      (2,520,083)         (58,617)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
Net realized and unrealized gains (losses)
   from investments and foreign currency           19,244,333       13,911,475         3,498,817       13,738,837       (4,299,673)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Change in net assets resulting
   from operations                                $19,468,705      $14,876,924       $ 4,782,772      $13,601,490     $ (4,356,574)
----------------------------------------------- ==============    =============     =============   ==============   ==============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Operations
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                        U.S.                              Ohio
                                                   Bond Fund        Quality          Government        Municipal        Tax Free
                                                      For             Bond           Securities          Bond             Bond
                                                    Income            Fund              Fund             Fund             Fund
                                                --------------    -------------     -------------   --------------   --------------
INVESTMENT INCOME:
-----------------------------------------------
Interest income                                   $ 5,269,549      $ 3,000,555       $ 1,278,859      $ 2,547,734      $ 4,195,998
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Total Income                               5,269,549        3,000,555         1,278,859        2,547,734        4,195,998
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
EXPENSES:
-----------------------------------------------
Investment advisory fees                              450,874          259,002           115,697          283,451          473,138
-----------------------------------------------
Administrative fees                                   150,556           86,491            38,630           94,649          158,022
-----------------------------------------------
Distribution and service fees - Investment A          286,751          164,450            73,510          180,364          300,518
-----------------------------------------------
Distribution and service fees - Investment C              291              801               264               20            1,332
-----------------------------------------------
Shareholder Servicing - Investment C                       97              267                88                7              444
-----------------------------------------------
Organizational Costs                                      909              381               338              740            2,993
-----------------------------------------------
Custodian fees                                          4,404            4,205             3,084            4,018            5,947
-----------------------------------------------
Portfolio accounting fees                              21,873           17,607            16,756           21,565           19,800
-----------------------------------------------
Transfer and dividend disbursing agent fees
   and expenses                                        12,376           10,741             7,005           10,970            9,882
-----------------------------------------------
Directors'/Trustees' fees                               1,605            1,192             1,094            1,594            1,606
-----------------------------------------------
Audit fees                                              4,750            4,750             4,750            4,750            4,750
-----------------------------------------------
Legal fees                                              3,972            3,972             3,972            3,972            3,972
-----------------------------------------------
Fund share registration costs                           9,743            4,885             2,500            8,380            7,008
-----------------------------------------------
Printing and postage expense                            7,323            2,828             1,337            7,077            7,155
-----------------------------------------------
Insurance expense                                       2,882            1,103               725            1,869            2,373
-----------------------------------------------
Other                                                      --               --                --               --               --
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Total Expenses                               958,406          562,675           269,750          623,426          998,940
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Less fees voluntarily reduced                     (344,028)        (211,808)         (111,462)        (231,907)        (350,414)
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Net Expenses                                       614,378          350,867           158,288          391,519          648,526
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
         Net Investment Income (Loss)               4,655,171        2,649,688         1,120,571        2,156,215        3,547,472
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
Realized and Unrealized Gains (Losses)
from Investments:
-----------------------------------------------
Net realized gains (losses) from investments        1,483,393        1,783,014           270,705          959,173          179,236
-----------------------------------------------
Net change in unrealized appreciation
   (depreciation) from investments                    243,776         (474,690)          288,822         (155,963)       1,297,785
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
Net realized/unrealized gains (losses)
   from investments                                 1,727,169        1,308,324           559,527          803,210        1,477,021
----------------------------------------------- --------------    -------------     -------------   --------------   --------------
   Change in net assets resulting
   from operations                                $ 6,382,340      $ 3,958,012       $ 1,680,098      $ 2,959,425      $ 5,024,493
----------------------------------------------- ==============    =============     =============   ==============   ==============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Operations
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                   Commercial        Government      U.S. Treasury
                                                                      Paper         Cash Reserves     Obligations
                                                                      Fund              Fund             Fund
                                                                  -------------    --------------   --------------
INVESTMENT INCOME:
-----------------------------------------------------------------
Interest income                                                    $12,430,900       $ 8,339,699      $17,121,722
----------------------------------------------------------------- -------------    --------------   --------------
         Total Income                                               12,430,900         8,339,699       17,121,722
----------------------------------------------------------------- -------------    --------------   --------------
EXPENSES:
-----------------------------------------------------------------
Investment advisory fees                                               875,452           599,958        1,221,563
-----------------------------------------------------------------
Administrative fees                                                    401,839           275,403          560,632
-----------------------------------------------------------------
Distributions fees - Investment Shares                                  51,202           220,306               --
-----------------------------------------------------------------
Portfolio accounting fees                                               64,158            43,712           69,036
-----------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                13,032             6,868           11,158
-----------------------------------------------------------------
Directors'/Trustees' fees                                                1,658             1,628            1,686
-----------------------------------------------------------------
Audit fees                                                               4,750             4,750            4,750
-----------------------------------------------------------------
Custodian                                                               21,886             7,534           19,595
-----------------------------------------------------------------
Legal fees                                                               3,972             3,972            3,972
-----------------------------------------------------------------
Fund share registration costs                                           12,479            11,518           12,538
-----------------------------------------------------------------
Printing and postage expense                                            15,941            10,486           11,312
-----------------------------------------------------------------
Insurance expense                                                        2,554             2,337            3,658
-----------------------------------------------------------------
Other                                                                    4,888               157              233
----------------------------------------------------------------- -------------    --------------   --------------
         Total Expenses                                              1,473,811         1,188,629        1,920,133
----------------------------------------------------------------- -------------    --------------   --------------
   Less expenses voluntarily reduced                                  (335,721)         (415,029)        (732,895)
----------------------------------------------------------------- -------------    --------------   --------------
   Net Expenses                                                      1,138,090           773,600        1,187,238
----------------------------------------------------------------- -------------    --------------   --------------
         Net Investment Income (Loss)                               11,292,810         7,566,099       15,934,484
----------------------------------------------------------------- -------------    --------------   --------------
Realized Losses from Investments:
-----------------------------------------------------------------
Net realized gains (losses) from investment transactions                   (84)              961          (47,143)
----------------------------------------------------------------- -------------    --------------   --------------
   Change in net assets resulting
   from operations                                                 $11,292,726       $ 7,567,060      $15,887,341
----------------------------------------------------------------- =============    ==============   ==============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                          Quality Growth Fund                   Equity Income Fund
                                                   --------------------------------      --------------------------------
                                                    Period Ended       Year Ended         Period Ended       Year Ended
                                                     January 31,        July 31,           January 31,        July 31,
                                                        1998              1997                1998              1997
                                                   --------------------------------      --------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income (loss)                        $     224,372     $   1,308,380       $     965,449     $   1,291,704
------------------------------------------------
Net realized gains (losses) on investment
  transactions                                         16,957,836        29,035,436           9,303,038         9,529,112
------------------------------------------------
Change in unrealized appreciation (depreciation)
  of investments                                        2,286,497        94,222,664           4,608,437        10,892,457
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets resulting from
     operations                                        19,468,705       124,566,480          14,876,924        21,713,273
------------------------------------------------    -------------     -------------       -------------     -------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income
------------------------------------------------
  Investment A Shares                                    (240,346)       (1,442,974)         (1,073,621)       (1,182,123)
------------------------------------------------
  Investment C Shares                                          --                --              (1,050)             (359)
------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------
  Investment A Shares                                    (200,825)               --             (31,475)               --
------------------------------------------------
  Investment C Shares                                          --              (175)               (127)               --
------------------------------------------------
Distributions to shareholders from net realized
  gains on investment transactions
------------------------------------------------
    Total                                                      --                --                  --                --
------------------------------------------------
  Investment A Shares                                 (33,263,912)       (7,460,310)        (12,092,071)               --
------------------------------------------------
  Investment C Shares                                    (424,302)          (28,501)            (29,030)               --
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from distributions to
     shareholders                                     (34,129,385)       (8,931,960)        (13,227,374)       (1,182,482)
------------------------------------------------    -------------     -------------       -------------     -------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                          109,023,091       187,617,592**         4,846,158       106,178,839**
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                     33,912,940         6,311,183          12,144,963             6,820
------------------------------------------------
Cost of shares redeemed                               (59,152,624)      (41,622,694)         (6,161,706)       (6,300,505)
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from Fund
     share transactions                                83,783,407       152,306,081          10,829,415        99,885,154
------------------------------------------------    -------------     -------------       -------------     -------------
        Change in net assets                           69,122,727       267,940,601          12,478,965       120,415,945
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                   402,829,520       134,888,919         120,415,945                --
------------------------------------------------    -------------     -------------       -------------     -------------
End of period                                       $ 471,952,247     $ 402,829,520       $ 132,894,910     $ 120,415,945
------------------------------------------------    =============     =============       =============     =============


 *Commencement of operations began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end
  July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                              Balanced Fund                       Mid Cap Fund
                                                    -------------------------------     -------------------------------
                                                     Period Ended       Year Ended       Period Ended       Year Ended
                                                      January 31,        July 31,         January 31,        July 31,
                                                         1998              1997              1998              1997
                                                    -------------------------------     -------------------------------
Increase (Decrease) in Net Assets:
--------------------------------------------------
Operations--
--------------------------------------------------
Net investment income (loss)                        $   1,283,955     $   2,204,006     $    (137,347)    $     135,410
--------------------------------------------------
Net realized gains (losses) on investment
  transactions                                          6,283,858         8,348,906        16,258,920        12,065,319
--------------------------------------------------
Change in unrealized appreciation (depreciation)
  of investments                                       (2,785,041)       24,552,465        (2,520,083)       40,393,443
--------------------------------------------------  -------------     -------------     -------------     -------------
     Change in net assets resulting from
     operations                                         4,782,772        35,105,377        13,601,490        52,594,172
--------------------------------------------------  -------------     -------------     -------------     -------------
Distributions to Shareholders--
--------------------------------------------------
Dividends to shareholders from net investment
  income
--------------------------------------------------
  Investment A Shares                                  (1,307,956)       (2,116,372)               --          (136,536)
--------------------------------------------------
  Investment C Shares                                     (12,145)           (6,021)               --                --
--------------------------------------------------
Distributions in excess of net investment income
--------------------------------------------------
  Investment A Shares                                          --                --                --          (216,171)
--------------------------------------------------
  Investment C Shares                                          --                --                --                --
--------------------------------------------------
Distributions to shareholders from net realized
  gains on investment transactions
--------------------------------------------------
    Total                                                      --                --                --                --
--------------------------------------------------
  Investment A Shares                                 (11,107,647)       (3,941,823)      (19,805,042)       (6,692,368)
--------------------------------------------------
  Investment C Shares                                    (183,396)          (11,819)          (76,645)          (22,049)
--------------------------------------------------  -------------     -------------     -------------     -------------
     Change in net assets from distributions to
     shareholders                                     (12,611,144)       (6,076,035)      (19,881,687)       (7,067,124)
--------------------------------------------------  -------------     -------------     -------------     -------------
Fund Share (Principal) Transactions--
--------------------------------------------------
Proceeds from sale of shares                           30,158,803        27,076,472        27,344,792        84,402,432**
--------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                     12,515,192         5,683,213        19,881,687         5,620,179
--------------------------------------------------
Cost of shares redeemed                                (6,860,217)      (30,940,765)      (14,815,511)      (21,937,233)
--------------------------------------------------  -------------     -------------     -------------     -------------
     Change in net assets from Fund
     share transactions                                35,813,778         1,818,920        32,410,968        68,085,378
--------------------------------------------------  -------------     -------------     -------------     -------------
        Change in net assets                           27,985,406        30,848,262        26,130,771       113,612,426
--------------------------------------------------
Net Assets:
--------------------------------------------------
Beginning of period                                   123,920,751        93,072,489       186,504,452        72,892,026
--------------------------------------------------  -------------     -------------     -------------     -------------
End of period                                       $ 151,906,157     $ 123,920,751     $ 212,635,223     $ 186,504,452
--------------------------------------------------  =============     =============     =============     =============


 *Commencement of operations began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end
  July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
--------------------------------------------------------------------------------
(Unaudited)

                                                    International Equity Fund
                                                 ------------------------------
                                                   Period Ended      Year Ended
                                                    January 31,       July 31,
                                                       1998             1997
                                                 ------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income (loss)                      $    (56,901)    $    528,879
------------------------------------------------
Net realized gains (losses) on investment
  transactions                                      (4,241,056)       9,857,198
------------------------------------------------
Change in unrealized appreciation
  (depreciation) of investments                        (58,617)      16,764,042
------------------------------------------------  ------------     ------------
     Change in net assets resulting from
     operations                                     (4,356,574)      27,150,119
------------------------------------------------  ------------     ------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income
------------------------------------------------
  Investment A Shares                               (3,462,890)      (8,371,837)
------------------------------------------------
  Investment C Shares                                   (4,006)          (3,431)
------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------
  Investment A Shares                               (3,865,091)      (1,976,558)
------------------------------------------------
  Investment C Shares                                   (7,676)          (2,141)
------------------------------------------------
Distributions to shareholders from net realized
  gains on investment transactions
------------------------------------------------
    Total                                                   --               --
------------------------------------------------
  Investment A Shares                               (3,564,492)        (694,681)
------------------------------------------------
  Investment C Shares                                   (6,302)            (396)
------------------------------------------------  ------------     ------------
     Change in net assets from distributions to
     shareholders                                  (10,910,457)     (11,049,044)
------------------------------------------------  ------------     ------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                         6,076,869       32,814,823
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                   8,419,820        7,089,844
------------------------------------------------
Cost of shares redeemed                            (14,341,596)     (24,474,153)
------------------------------------------------  ------------     ------------
     Change in net assets from Fund
     share transactions                                155,093       15,430,514
------------------------------------------------  ------------     ------------
        Change in net assets                       (15,111,938)      31,531,589
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                151,938,139      120,406,550
------------------------------------------------  ------------     ------------
End of period                                     $136,826,201     $151,938,139
------------------------------------------------  ============     ============

 *Commencement of operations began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end
  July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                          Bond Fund For Income                 Quality Bond Fund
                                                    -------------------------------       -------------------------------
                                                    Period Ended      Period Ended         Period Ended       Year Ended
                                                     January 31,        July 31,            January 31,        July 31,
                                                        1998              1997*                1998              1997
                                                    -------------------------------       -------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income (loss)                        $   4,655,171     $   4,537,787       $   2,649,688     $   5,023,612
------------------------------------------------
Net realized gains (losses) on investment
  transactions                                          1,483,393            55,662           1,783,014          (492,997)
------------------------------------------------
Change in unrealized appreciation of investments          243,776         2,305,299            (474,690)        3,472,557
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets resulting from
     operations                                         6,382,340         6,898,748           3,958,012         8,003,172
------------------------------------------------    -------------     -------------       -------------     -------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income
------------------------------------------------
    Total                                                       -                 -                   -                 -
------------------------------------------------
  Investment A Shares                                  (4,823,293)       (4,367,295)         (2,704,999)       (4,925,664)
------------------------------------------------
  Investment C Shares                                      (1,791)             (417)             (5,231)           (9,427)
------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------
  Investment A Shares                                      (6,628)                -                   -                 -
------------------------------------------------
  Investment C Shares                                        (176)             (162)                (90)                -
------------------------------------------------
Distributions to shareholders from net realized
  gain on investment transactions
------------------------------------------------
  Investment A Shares                                    (687,835)                -                   -                 -
------------------------------------------------
  Investment C Shares                                        (455)                -                   -                 -
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from distributions to
     shareholders                                      (5,520,178)       (4,367,874)         (2,710,320)       (4,935,091)
------------------------------------------------    -------------     -------------       -------------     -------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                           21,118,842       161,008,922**        13,087,823        25,472,460
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                        784,738            31,616           1,555,874         2,847,103
------------------------------------------------
Cost of shares redeemed                                (9,095,813)       (6,457,011)         (7,847,603)      (22,979,053)
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from Fund
     share transactions                                12,807,767       154,583,527           6,796,094         5,340,510
------------------------------------------------    -------------     -------------       -------------     -------------
        Change in net assets                           13,669,929       157,114,401           8,043,786         8,408,591
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                   157,114,401                 -          91,992,424        83,583,833
------------------------------------------------    -------------     -------------       -------------     -------------
End of period                                       $ 170,784,330     $ 157,114,401       $ 100,036,210     $  91,992,424
------------------------------------------------    =============     =============       =============     =============

 *Commencement of operations of the Fund began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end July
  31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                      U.S. Government Securities               Municipal Bond Fund
                                                    -------------------------------       -------------------------------
                                                     Period Ended       Year Ended         Period Ended      Period Ended
                                                      January 31,        July 31,           January 31,        July 31,
                                                         1998              1997                1998              1997*
                                                    -------------------------------       -------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income (loss)                        $   1,120,571     $   2,363,635       $   2,156,215     $   2,288,296
------------------------------------------------
Net realized gains (losses) on investment
  transactions                                            270,705           384,260             959,173           514,915
------------------------------------------------
Change in unrealized appreciation of investments          288,822           400,692            (155,963)        2,083,197
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets resulting from
     operations                                         1,680,098         3,148,587           2,959,425         4,886,408
------------------------------------------------    -------------     -------------       -------------     -------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income
------------------------------------------------
    Total                                                       -                 -                   -                 -
------------------------------------------------
  Investment A Shares                                  (1,148,166)       (2,321,676)         (2,220,318)       (2,217,602)
------------------------------------------------
  Investment C Shares                                      (1,574)           (3,373)                  -              (999)
------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------
  Investment A Shares                                     (16,681)                -                   -                 -
------------------------------------------------
  Investment C Shares                                        (104)                -                 (79)             (377)
------------------------------------------------
Distributions to shareholders from net realized
  gain on investment transactions
------------------------------------------------
  Investment A Shares                                           -                 -            (780,467)                -
------------------------------------------------
  Investment C Shares                                           -                 -                  (9)                -
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from distributions to
     shareholders                                      (1,166,525)       (2,325,049)         (3,000,873)       (2,218,978)
------------------------------------------------    -------------     -------------       -------------     -------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                            3,902,965        25,917,379**        17,197,545       111,498,655**
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                        558,419         1,239,373             788,140             5,290
------------------------------------------------
Cost of shares redeemed                                (5,452,626)      (16,293,089)        (13,253,779)      (12,544,040)
------------------------------------------------    -------------     -------------       -------------     -------------
     Change in net assets from Fund
     share transactions                                  (991,242)       10,863,663           4,731,906        98,959,905
------------------------------------------------    -------------     -------------       -------------     -------------
        Change in net assets                             (477,669)       11,687,201           4,690,458       101,627,335
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                    42,489,627        30,802,426         101,627,335                 -
------------------------------------------------    -------------     -------------       -------------     -------------
End of period                                       $  42,011,958     $  42,489,627       $ 106,317,793     $ 101,627,335
------------------------------------------------    =============     =============       =============     =============

 *Commencement of operations of the Fund began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end July
  31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                               Ohio Tax Free Bond Fund
                                                           -------------------------------
                                                            Period Ended       Year Ended
                                                             January 31,        July 31,
                                                                1998              1997
                                                           -------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income (loss)                               $   3,547,472     $   6,323,718
------------------------------------------------
Net realized gains (losses) on investment
  transactions                                                   179,236           959,916
------------------------------------------------
Change in unrealized appreciation of investments               1,297,785         4,314,862
------------------------------------------------           -------------     -------------
     Change in net assets resulting from
     operations                                                5,024,493        11,598,496
------------------------------------------------           -------------     -------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income
------------------------------------------------
    Total                                                              -                 -
------------------------------------------------
  Investment A Shares                                         (3,555,828)       (6,309,126)
------------------------------------------------
  Investment C Shares                                             (5,780)           (2,374)
------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------
  Investment A Shares                                            (68,361)                -
------------------------------------------------
  Investment C Shares                                               (477)             (185)
------------------------------------------------
Distributions to shareholders from net realized
  gain on investment transactions
------------------------------------------------
  Investment A Shares                                           (664,105)                -
------------------------------------------------
  Investment C Shares                                             (1,606)                -
------------------------------------------------           -------------     -------------
     Change in net assets from distributions to
     shareholders                                             (4,296,157)       (6,311,685)
------------------------------------------------           -------------     -------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                                  19,233,558       158,886,252**
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of dividends declared                             1,160,044           809,532
------------------------------------------------
Cost of shares redeemed                                       (9,195,695)      (31,436,522)
------------------------------------------------           -------------     -------------
     Change in net assets from Fund
     share transactions                                       11,197,907       128,259,262
------------------------------------------------           -------------     -------------
        Change in net assets                                  11,926,243       133,546,073
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                          169,047,566        35,501,493
------------------------------------------------           -------------     -------------
End of period                                              $ 180,973,809     $ 169,047,566
------------------------------------------------           =============     =============

 *Commencement of operations of the Fund began January 27, 1997.

**Includes acquired appreciation from Trust conversion in fiscal year end July
  31, 1997.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                               Commercial Paper Fund            Government Cash Reserves Fund
                                                         ---------------------------------   --------------------------------------
                                                           Period Ended       Year Ended        Period Ended          Year Ended
                                                             January 31,        July 31,          January 31,           July 31,
                                                               1998              1997               1998                 1997
                                                         ---------------------------------   --------------------------------------
Increase (Decrease) in Net Assets:
------------------------------------------------
Operations--
------------------------------------------------
Net investment income                                    $    11,292,810     $    16,961,155    $     7,566,099     $    12,079,572
------------------------------------------------
Net realized losses on investment transactions                       (84)               (101)               961                 569
------------------------------------------------
Change in unrealized appreciation (depreciation)
  of investments                                                       -                   -                  -                   -
------------------------------------------------         ---------------     ---------------    ---------------     ---------------
     Change in net assets resulting from
     operations                                               11,292,726          16,961,054          7,567,060          12,080,141
------------------------------------------------         ---------------     ---------------    ---------------     ---------------
Distributions to Shareholders--
------------------------------------------------
Dividends to shareholders from net
  investment income:
------------------------------------------------
  Trust Shares                                               (10,538,246)        (15,645,249)        (4,390,813)         (7,338,297)

------------------------------------------------
  Investment Shares                                             (754,564)         (1,315,906)        (3,175,286)         (4,741,275)

------------------------------------------------         ---------------     ---------------    ---------------     ---------------
  Change in net assets from distributions
  to shareholders                                            (11,292,810)        (16,961,155)        (7,566,099)        (12,079,572)

------------------------------------------------         ---------------     ---------------    ---------------     ---------------
Fund Share (Principal) Transactions--
------------------------------------------------
Proceeds from sale of shares                                 717,130,375       1,395,843,822        209,156,497         390,115,033
------------------------------------------------
Net asset value of shares issued to
  shareholders in payment of dividends
  declared                                                       285,760             784,154                  -                   -
------------------------------------------------
Cost of shares redeemed                                     (649,751,360)     (1,341,524,057)      (157,070,793)       (318,164,002)
------------------------------------------------         ---------------     ---------------    ---------------     ---------------
     Change in net assets from Fund
     share transactions                                       67,664,775          55,103,919         52,085,704          71,951,031
------------------------------------------------         ---------------     ---------------    ---------------     ---------------
        Change in net assets                                  67,664,691          55,103,818         52,086,665          71,951,600
------------------------------------------------
Net Assets:
------------------------------------------------
Beginning of period                                          375,265,918         320,162,100        273,121,380         201,169,780
------------------------------------------------         ---------------     ---------------    ---------------     ---------------
End of period                                            $   442,930,609     $   375,265,918    $   325,208,045     $   273,121,380
------------------------------------------------         ===============     ===============    ===============     ===============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
For the period ended January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                           U.S. Treasury Obligations Fund
                                                         -----------------------------------
                                                            Period Ended        Year Ended
                                                             January 31,         July 31,
                                                                1998               1997
                                                         -----------------------------------
Increase (Decrease) in Net Assets:
-----------------------------------------------
Operations--
-----------------------------------------------
Net investment income                                    $    15,934,484     $    24,602,016
-----------------------------------------------
Net realized losses on investment transactions                   (47,143)             46,027
-----------------------------------------------
Change in unrealized appreciation (depreciation)
  of investments                                                       -                   -
-----------------------------------------------          ---------------     ---------------
     Change in net assets resulting from
     operations                                               15,887,341          24,648,043
-----------------------------------------------          ---------------     ---------------
Distributions to Shareholders--
-----------------------------------------------
Dividends to shareholders from net
  investment income:
-----------------------------------------------
  Trust Shares                                               (15,934,481)        (24,602,021)
-----------------------------------------------
  Investment Shares                                                    -                   -
-----------------------------------------------          ---------------     ---------------
  Change in net assets from distributions
  to shareholders                                            (15,934,481)        (24,602,021)
-----------------------------------------------          ---------------     ---------------
Fund Share (Principal) Transactions--
-----------------------------------------------
Proceeds from sale of shares                                 848,097,301       1,825,126,116
-----------------------------------------------
Net asset value of shares issued to
  shareholders in payment of dividends
  declared                                                     3,258,711           5,305,436
-----------------------------------------------
Cost of shares redeemed                                     (726,308,391)     (1,780,618,543)
-----------------------------------------------          ---------------     ---------------
     Change in net assets from Fund
     share transactions                                      125,047,621          49,813,009
-----------------------------------------------          ---------------     ---------------
        Change in net assets                                 125,000,481          49,859,031
-----------------------------------------------
Net Assets:
-----------------------------------------------
Beginning of period                                          539,087,455         489,228,424
-----------------------------------------------          ---------------     ---------------
End of period                                            $   664,087,936     $   539,087,455
-----------------------------------------------          ===============     ===============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Notes to Financial Statements
January 31, 1998
(Unaudited)
--------------------------------------------------------------------------------

(1) Organization

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At January 31, 1998, the Trust consisted of fourteen separate investment portfolios. Fountain Square Pinnacle Fund, however, had not yet commenced operations as of that date.

The accompanying financial statements relate to the following Funds:
Portfolio Name
--------------------------------------------------------------------------------
Fountain Square Quality Growth Fund ("Quality Growth Fund")
Fountain Square Equity Income Fund ("Equity Income Fund")
Fountain Square Balanced Fund ("Balanced Fund")
Fountain Square Mid Cap Fund ("Mid Cap Fund")
Fountain Square International Equity Fund ("International Equity Fund")
Fountain Square Bond Fund For Income ("Bond Fund For Income")
Fountain Square Quality Bond Fund ("Quality Bond Fund")
Fountain Square U.S. Government Securities Fund ("Government Securities Fund") Fountain Square Municipal Bond Fund ("Municipal Bond Fund")
Fountain Square Ohio Tax Free Bond Fund ("Ohio Tax Free Fund")
Fountain Square Commercial Paper ("Commercial Paper Fund")
Fountain Square Government Cash Reserves ("Government Cash Reserves Fund") Fountain Square U.S. Treasury Obligations ("Treasury Obligations Fund")

The non-money market Funds each issue two classes of shares: Investment A Shares and Investment C Shares. Fountain Square Commercial Paper Fund and Fountain Square Government Cash Reserves Fund each issue Investment Shares and Trust Shares. Fountain Square U.S. Treasury Obligations Fund issues Trust Shares only. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Investment C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each class of shares for each Fund has identical rights and privileges, except with respect to voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. As of January 8, 1998, all shares were redeemed from the Municipal Bond Fund Investment C Shares. Municipal Bond Fund Investment C Shares continue to be available for investment with an offering price equal to Municipal Bond Fund Investment A Shares. As of the date of this report there are no assets or shareholders in the Municipal Bond Fund Investment C Shares.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Securities Valuations--Investments in equity securities are determined on the basis of the mean between the latest available bid and asked prices in the principal market (last sales price on a national securities exchange). For unlisted securities, value is determine on the basis of the latest bid prices.

Fountain Square Funds
--------------------------------------------------------------------------------

Investments in other open-end investment companies are valued at net asset value. Bonds and other fixed income securities are valued at prices provided by an independent pricing service. Value of all other securities is determined at fair value in good faith in accordance with procedures adopted by the Board of Trustees.

B. Repurchase Agreements--Each of the Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by its Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. Foreign Currency Translation--The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the International Equity Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

E. Forward Commitments--The International Equity Fund may enter into forward commitments for forward foreign currency exchange contracts which are based upon financial indices at an exchange rate at a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign exchange rates. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

At January 31, 1998, the International Equity Fund had outstanding forward foreign currency exchange contracts as set forth below.

Fountain Square Funds
--------------------------------------------------------------------------------

                             Contracts                            Unrealized
Delivery                     To Deliver           In Exchange    Appreciation
Date                         (Local Currency)     For            (Depreciation)
-------------------------------------------------------------------------------

Australian Dollar
Long Contracts
2/12/98                         1,930,091         1,272,992          51,454
Short Contracts
2/12/98                         1,930,091         1,360,000          35,554

British Sterling Pound
Long Contracts
2/19/98                         2,756,368         4,642,000        (142,036)
Short Contracts
2/19/98                         1,387,632         2,300,000          34,594

French Franc
Long Contracts
3/16/98                        12,625,676         2,126,000         (62,438)
4/28/98                         6,527,290         1,078,000          (8,573)
Short Contracts
3/16/98                        13,434,851         2,275,000          79,184
4/28/98                        17,567,672         2,896,000          17,722
5/11/98                         6,073,122         1,002,000           6,308

German Deutsche Mark
Long Contracts
3/16/98                         2,955,454         1,631,000         (11,578)
Short Contracts
3/16/98                         4,946,185         2,796,000          85,770
4/14/98                         2,118,051         1,168,000           5,512
5/14/98                         2,087,765         1,155,997           8,294

Italian Lira
Long Contracts
2/19/98                     3,064,366,200         1,810,000        (112,518)
4/21/98                     1,668,746,000           932,000          (8,901)
5/7/98                      2,779,749,240         1,549,800         (12,290)
Short Contracts
2/19/98                     1,532,183,100           897,848          49,107
4/21/98                     1,463,283,840           816,000           6,557
5/4/98                      1,783,139,500           995,000           8,738
5/7/98                      7,085,922,450         3,931,308          11,907

Japanese Yen
Long Contracts
2/5/98                      2,293,487,000        18,462,300        (365,329)
2/26/98                       332,263,664         2,584,689          42,872
3/16/98                         4,185,000            33,453            (275)
4/20/98                       124,200,337         1,002,343         (12,479)
Short Contracts
2/5/98                      2,293,487,000        19,320,000       1,223,034
2/26/98                       476,936,624         3,866,351          94,705
3/16/98                         4,185,000            33,593             415
4/20/98                       870,868,828         6,906,400         (34,341)

Fountain Square Funds
--------------------------------------------------------------------------------

                             Contracts                              Unrealized
Delivery                     To Deliver             In Exchange    Appreciation
Date                         (Local Currency)       For           (Depreciation)
--------------------------------------------------------------------------------

Malasian Ringgit
Long Contracts
2/5/98                          2,896,250           640,763           51,959
5/4/98                            334,500            75,000            5,018
Short Contracts
5/4/98                          2,896,000           633,698          (59,075)

Netherland Guilder
Long Contracts
2/19/98                         1,809,984           939,653          (60,757)
Short Contracts
2/19/98                         1,067,935           550,000           31,430
5/11/98                           832,245           409,000            3,147

Singapore Dollar
Long Contracts
3/5/98                          1,680,748         1,054,686          (75,924)
3/23/98                           410,601           237,068            1,441
7/7/98                            329,122           178,000           11,113
Short Contracts
3/5/98                          1,680,748         1,038,140           59,377
3/23/98                           410,601           249,000           10,491
7/7/98                          1,823,670         1,035,000          (12,878)

Spanish Peseta
Long Contracts
2/12/98                        94,651,900           652,500          (42,162)
3/18/98                        92,340,000           600,000           (4,798)
4/21/98                        91,938,000           597,000           (3,877)
5/7/98                          6,033,300            39,000              (60)
Short Contracts
2/12/98                        94,651,900           650,000           39,661
3/18/98                       194,494,440         1,288,000           34,335
4/21/98                        73,041,978           474,000            2,782
5/4/98                         88,992,926           578,000            3,680
5/7/98                         93,780,296           608,000            2,720

Swedish Krona
Long Contracts
2/19/98                        21,240,565         2,764,464         (148,884)
Short Contracts
2/19/98                        21,240,565         2,830,000          214,420
                                                                   ---------

Net Unrealized Appreciation/(Depreciation) of Forward Commitments $1,054,128
                                                                   ---------

F. Foreign Currency Commitments--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and form unanticipated movements in security prices or foreign exchange

Fountain Square Funds
--------------------------------------------------------------------------------

rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

G. Option Contracts--The Quality Growth Fund, Balanced Fund, and International Equity Fund may write or purchase option contracts. A written option obligates a Fund to deliver (a call), or to receive (a put), the contract amount of foreign currency upon exercise by the holder of the option. The value of the option contract is recorded as a liability, and unrealized gain or loss is measured by the difference between the current value and the premium received. The Funds had no written options outstanding at January 31, 1998.

H. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

I. Dividends to Shareholders--Dividends from net investment income are declared and paid monthly for the Equity Income Fund, the Bond Fund For Income, the Quality Bond Fund, Government Securities Fund, the Municipal Bond Fund, and the Ohio Tax Free Fund. Dividends from net investment income are declared and paid quarterly for the Quality Growth Fund, the Mid Cap Fund and the Balanced Fund. Dividends from net investment income are declared and paid annually for International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

J. Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. However, federal taxes may be imposed on the International Equity Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign dividends have been provided for in accordance with the International Equity Fund's understanding of the applicable country's tax rules and rates.

K. Deferred Expenses--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

Fountain Square Funds
--------------------------------------------------------------------------------

(3) Shares of Beneficial Interest

Transactions in Fund shares were as follows:

                                                 Quality Growth Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares         Amount        Shares         Amount
                               --------       --------      --------       --------
Investment A Shares
  Sold                        5,569,855  $105,861,106     12,743,633   $185,256,357
  Reinvestment of dividends   1,871,074    33,488,638        451,069      6,282,507
  Redeemed                   (3,072,752)  (58,834,741)    (2,633,003)   (41,371,155)
--------------------------- -----------  ------------  -------------   ------------
Net increase (decrease) -
  Investment A Shares         4,368,177    80,515,003     10,561,699    150,167,709
--------------------------- -----------  ------------  -------------   ------------
Investment C Shares
  Sold                          168,181     3,161,985        145,512      2,361,235
  Reinvestment of dividends      23,824       424,302          2,080         28,676
  Redeemed                      (17,293)     (317,883)       (15,534)      (251,539)
--------------------------- -----------  ------------  -------------   ------------
Net increase -
  Investment C Shares           174,712     3,268,404        132,058      2,138,372
--------------------------- -----------  ------------  -------------   ------------
Net increase in Fund          4,542,889  $ 83,783,407     10,693,757   $152,306,081
--------------------------- ===========  ============  =============   ============

                                               Equity Income Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares         Amount        Shares         Amount
                               --------       --------      --------       --------
Investment A Shares
  Sold                          310,909   $ 4,489,840      8,821,577   $106,096,267
  Reinvestment of dividends     842,456    12,114,756            484          6,461
  Redeemed                     (421,457)   (6,106,195)      (488,057)    (6,300,505)
--------------------------- -----------  ------------  -------------   ------------
Net increase -
  Investment A Shares           731,908    10,498,401      8,334,004     99,802,223
--------------------------- -----------  ------------  -------------   ------------
Investment C Shares
  Sold                           24,423       356,318          6,330         82,572
  Reinvestment of dividends       2,099        30,207             28            359
  Redeemed                       (3,757)      (55,511)            --             --
--------------------------- -----------  ------------  -------------   ------------
Net increase -
  Investment A Shares            22,765       331,014          6,358         82,931
--------------------------- -----------  ------------  -------------   ------------
Net increase in Fund            754,673   $10,829,415      8,340,362    $99,885,154
--------------------------- ===========  ============  =============   ============

Fountain Square Funds
--------------------------------------------------------------------------------

                                                    Balanced Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------       -----------------------
                                Shares         Amount        Shares         Amount
                               --------       -------       --------       --------
Investment A Shares
  Sold                        1,916,987   $28,658,083      1,989,624    $26,278,552
  Reinvestment of dividends     868,226    12,319,651        454,771      5,665,373
  Redeemed                     (452,454)   (6,815,046)    (2,333,372)   (30,860,103)
---------------------------   ---------  ------------  -------------   ------------
Net increase (decrease) -
  Investment A Shares         2,332,759    34,162,688        111,023      1,083,822
---------------------------   ---------  ------------  -------------   ------------
Investment C Shares
  Sold                           99,828     1,500,720         57,113        797,920
  Reinvestment of dividends      13,812       195,541          1,425         17,840
  Redeemed                       (3,142)      (45,171)        (5,707)       (80,662)
---------------------------   ---------  ------------  -------------   ------------
Net increase -
  Investment C Shares           110,498     1,651,090         52,831        735,098
---------------------------   ---------  ------------  -------------   ------------
Net increase in Fund          2,443,257   $35,813,778        163,854    $ 1,818,920
---------------------------   =========  ============  =============   ============


                                                    Mid Cap Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------       -----------------------
                                Shares         Amount        Shares         Amount
                               --------       -------       --------       --------
Investment A Shares
  Sold                        1,545,377   $26,877,991      6,315,189    $84,164,198
  Reinvestment of dividends   1,233,959    19,805,042        438,494      5,598,130
  Redeemed                     (845,722)  (14,744,674)    (1,559,545)   (21,785,247)
---------------------------   ---------  ------------  -------------   ------------
Net increase -
  Investment A Shares         1,933,614    31,938,359      5,194,138     67,977,081
---------------------------   ---------  ------------  -------------   ------------
Investment C Shares
  Sold                           26,668       466,801         17,037        238,234
  Reinvestment of dividends       4,820        76,645          1,737         22,049
  Redeemed                       (4,127)      (70,837)       (11,013)      (151,986)
---------------------------   ---------  ------------  -------------   ------------
Net increase -
  Investment C Shares            27,361       472,609          7,761        108,297
---------------------------   ---------  ------------  -------------   ------------
Net increase in Fund          1,960,975   $32,410,968      5,201,899    $68,085,378
---------------------------   =========  ============  =============   ============

Fountain Square Funds
--------------------------------------------------------------------------------

                                              International Equity Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares       Amount          Shares       Amount
                               --------     --------        --------     --------
Investment A Shares
  Sold                        1,328,133   $32,508,734      2,956,166    $32,508,734
  Reinvestment of dividends           -     7,083,876        687,514      7,083,876
  Redeemed                   (1,285,399)  (24,295,241)    (2,257,739)   (24,295,240)
--------------------------- -----------  ------------  -------------  -------------

Net increase -
  Investment A Shares            42,734    15,297,369      1,385,941     15,297,370
--------------------------- -----------  ------------  -------------  -------------

Investment C Shares
  Sold                            7,526       306,090         28,683        306,089
  Reinvestment of dividends           -         5,968            580          5,968
  Redeemed                       (4,350)     (178,913)       (17,099)      (178,913)
--------------------------- -----------  ------------  -------------  -------------

Net increase -
  Investment C Shares             3,176       133,145         12,164        133,144
--------------------------- -----------  ------------  -------------  -------------

Net increase in Fund             45,910   $15,430,514      1,398,105    $15,430,514
--------------------------- ===========  ============  =============  =============


                                                Bond Fund For Income
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares       Amount          Shares       Amount
                               --------     --------        --------     --------
Investment A Shares
  Sold                        1,724,782   $20,989,034     13,407,383   $160,901,750
  Reinvestment of dividends      64,251       782,316          2,588         31,037
  Redeemed                     (744,370)   (9,069,852)      (525,871)    (6,355,414)
--------------------------- -----------  ------------  -------------   ------------

Net increase -
  Investment A Shares         1,044,663    12,701,498     12,884,100    154,577,373
--------------------------- -----------  ------------  -------------   ------------

Investment C Shares
  Sold                           10,719       129,808          8,938        107,172
  Reinvestment of dividends         199         2,422             48            579
  Redeemed                       (2,148)      (25,961)        (8,472)      (101,597)
--------------------------- -----------  ------------  -------------   ------------

Net increase -
  Investment C Shares             8,770       106,269            514          6,154
--------------------------- -----------  ------------  -------------   ------------

Net increase in Fund          1,053,433   $12,807,767     12,884,614   $154,583,527
--------------------------- ===========  ============  =============   ============

Fountain Square Funds
--------------------------------------------------------------------------------

                                                  Quality Bond Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares       Amount          Shares       Amount
                               --------     --------        --------     --------
Investment A Shares
  Sold                        1,321,320   $13,048,678      2,642,247    $25,418,923
  Reinvestment of dividends     157,508     1,550,553        294,612      2,837,676
  Redeemed                     (793,607)   (7,794,632)    (2,382,151)   (22,952,488)
--------------------------- -----------  ------------  -------------  -------------

Net increase -
  Investment A Shares           685,221     6,804,599        554,708      5,304,111
--------------------------- -----------  ------------  -------------  -------------

Investment C Shares
  Sold                            3,971        39,145          5,487         53,536
  Reinvestment of dividends         540         5,321            978          9,427
  Redeemed                       (5,343)      (52,971)        (2,758)       (26,564)
--------------------------- -----------  ------------  -------------  -------------

Net increase -
  Investment C Shares              (832)       (8,505)         3,707         36,399
--------------------------- -----------  ------------  -------------  -------------

Net increase in Fund            684,389   $ 6,796,094        558,415    $ 5,340,510
--------------------------- ===========  ============  =============  =============

                                           U.S. Government Securities Fund
                               ----------------------------------------------------
                                    Period Ended                  Year Ended
                                  January 31, 1998               July 31, 1997
                               ----------------------        ----------------------
                                Shares       Amount          Shares       Amount
                               --------     --------        --------     --------
Investment A Shares
  Sold                          398,796    $3,897,451      2,689,563    $25,865,573
  Reinvestment of dividends      57,164       556,741        128,488      1,236,000
  Redeemed                     (557,780)   (5,438,682)    (1,685,808)   (16,263,648)
--------------------------- -----------  ------------  -------------  -------------

Net increase (decrease) -
  Investment A Shares          (101,820)     (984,490)     1,132,243     10,837,925
--------------------------- -----------  ------------  -------------  -------------

Investment C Shares
  Sold                              570         5,515          5,308         51,806
  Reinvestment of dividends         172         1,678            350          3,373
  Redeemed                       (1,442)      (13,944)        (3,045)       (29,441)
--------------------------- -----------  ------------  -------------  -------------

Net increase -
  Investment C Shares              (700)       (6,751)         2,613         25,738
--------------------------- -----------  ------------  -------------  -------------

Net increase in Fund           (102,520)   $ (991,241)     1,134,856    $10,863,663
--------------------------- ===========  ============  =============  =============


Fountain Square Funds
--------------------------------------------------------------------------------


                                                                    Municipal Bond Fund
                                                  ----------------------------------------------------
                                                       Period Ended                  Year Ended
                                                     January 31, 1998               July 31, 1997
                                                  -----------------------      -----------------------
                                                   Shares         Amount        Shares         Amount
                                                  --------       --------      --------    -----------
Investment A Shares
  Sold                                           1,399,310   $17,197,545      9,250,564   $111,100,626
  Reinvestment of dividends                         64,280       788,052            322          3,914
  Redeemed                                      (1,078,503)  (13,242,585)    (1,011,275)   (12,155,917)
-------------------------------------           ----------  ------------  -------------  -------------
Net increase -
  Investment A Shares                              385,087     4,743,012      8,239,611     98,948,623
-------------------------------------           ----------  ------------  -------------  -------------
Investment C Shares
  Sold                                                   -             -         33,017        398,029
  Reinvestment of dividends                              7            88            115          1,376
  Redeemed                                            (916)      (11,194)       (32,223)      (388,123)
-------------------------------------           ----------  ------------  -------------  -------------
Net increase -
  Investment A Shares                                 (909)      (11,106)           909         11,282
-------------------------------------           ----------  ------------  -------------  -------------
Net increase in Fund                               384,178   $ 4,731,906      8,240,520   $ 98,959,905
-------------------------------------           ==========  ============  =============  =============


                                                                    Ohio Tax Free Fund
                                                  ----------------------------------------------------
                                                       Period Ended                  Year Ended
                                                     January 31, 1998               July 31, 1997
                                                  ----------------------       -----------------------
                                                   Shares         Amount        Shares         Amount
                                                  --------       -------       --------       --------
Investment A Shares
  Sold                                           1,849,238   $19,058,231     15,859,540   $158,671,462
  Reinvestment of dividends                        111,995     1,152,181         80,121        806,973
  Redeemed                                        (894,537)   (9,191,960)    (3,116,779)   (31,423,698)
-------------------------------------           ----------  ------------  -------------  -------------
Net increase -
  Investment A Shares                            1,066,696    11,018,452     12,822,882    128,054,737
-------------------------------------           ----------  ------------  -------------  -------------
Investment C Shares
  Sold                                              17,117       175,328         21,215        214,790
  Reinvestment of dividends                            765         7,863            253          2,559
  Redeemed                                            (364)       (3,735)        (1,260)       (12,824)
-------------------------------------           ----------  ------------  -------------  -------------
Net increase -
  Investment C Shares                               17,518       179,456         20,208        204,525
-------------------------------------           ----------  ------------  -------------  -------------
Net increase in Fund                             1,084,214   $11,197,908     12,843,090   $128,259,262
-------------------------------------           ==========  ============  =============  =============

Fountain Square Funds
--------------------------------------------------------------------------------

                                                             Commercial Paper Fund
                                                    --------------------------------------
                                                     Period Ended             Year Ended
                                                   January 31, 1998          July 31, 1997
                                                    ---------------        ---------------
                                                        Shares                  Shares
                                                    ---------------        ---------------
Trust Shares
  Sold                                                  696,889,511          1,348,424,212
  Reinvestment of dividends                                 285,760                784,154
  Redeemed                                             (627,502,790)        (1,308,202,316)
-------------------------------------               ---------------        ---------------

Net increase - Trust Shares                              69,672,481             41,006,050
-------------------------------------               ---------------        ---------------

Investment Shares
  Sold                                                   20,240,864             47,419,610
  Reinvestment of dividends                                       -                      -
  Redeemed                                              (22,248,570)           (33,321,741)
-------------------------------------               ---------------        ---------------

Net increase -
  Investment Shares                                      (2,007,706)            14,097,869
-------------------------------------               ---------------        ---------------

Net increase in Fund                                     67,664,775             55,103,919
-------------------------------------               ===============        ===============


                                                         Government Cash Reserves Fund
                                                    --------------------------------------
                                                     Period Ended             Year Ended
                                                   January 31, 1998          July 31, 1997
                                                    ---------------        ---------------
                                                        Shares                  Shares
                                                    ---------------        ---------------
Trust Shares
  Sold                                                  136,344,415            263,396,399
  Reinvestment of dividends                                       -                      -
  Redeemed                                             (108,693,544)          (233,179,851)
-------------------------------------               ---------------        ---------------

Net increase - Trust Shares                              27,650,871             30,216,548
-------------------------------------               ---------------        ---------------

Investment Shares
  Sold                                                   72,812,082            126,718,634
  Reinvestment of dividends                                       -                      -
  Redeemed                                              (48,377,249)           (84,984,156)
-------------------------------------               ---------------        ---------------

Net increase -
  Investment Shares                                      24,434,833             41,734,478
-------------------------------------               ---------------        ---------------

Net increase in Fund                                     52,085,704             71,951,026
-------------------------------------               ===============        ===============


                                                        U.S. Treasury Obligations Fund
                                                    --------------------------------------
                                                     Period Ended             Year Ended
                                                   January 31, 1998          July 31, 1997
                                                    ---------------        ---------------
                                                        Shares                  Shares
                                                    ---------------        ---------------
Shares
  Sold                                                  848,097,301          1,825,126,116
  Reinvestment of dividends                               3,258,711              5,305,436
  Redeemed                                             (726,308,391)        (1,780,618,543)
-------------------------------------               ---------------        ---------------

Net increase (decrease)
  in Fund                                               125,047,621             49,813,009
-------------------------------------               ===============        ===============

Fountain Square Funds
--------------------------------------------------------------------------------

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                     Fund                             Annual Rate
                     ----                             -----------
               Quality Growth Fund                        0.80%
               Equity Income Fund                         0.80%
               Balanced Fund                              0.80%
               Mid Cap Fund                               0.80%
               International Equity Fund                  1.00%
               Bond Fund For Income                       0.55%
               Quality Bond Fund                          0.55%
               U.S. Government Securities Fund            0.55%
               Municipal Bond Fund                        0.55%
               Ohio Tax Free Fund                         0.55%
               Commercial Paper Fund                      0.40%
               Government Cash Reserves Fund              0.40%
               Treasury Obligations Fund                  0.40%

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of each Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the six months ended January 31, 1998, the Advisor waived fees in the following amounts:

                      Fund                            Fees Waived
                      ----                            -----------
               Quality Growth Fund                      $   0
               Equity Income Fund                           0
               Balanced Fund                                0
               Mid Cap Fund                                 0
               International Equity Fund                    0
               Bond Fund For Income                         0
               Quality Bond Fund                            0
               U.S. Government Securities Fund         16,829
               Municipal Bond Fund                          0
               Ohio Tax Free Fund                           0
               Commercial Paper Fund                   43,770
               Government Cash Reserves Fund           44,733
               Treasury Obligations Fund              427,546

Morgan Stanley Asset Management, Inc. is the International Equity Fund's sub-advisor (the "Sub-Advisor"). The Advisor compensates the Sub-Advisor at the annual rate of 0.50% of the International Equity Fund's average daily net assets.

Administrative Fee--BISYS Fund Services ("BISYS") is the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Funds. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the six months ended January 31, 1998, the administrator waived the following amounts:

Fountain Square Funds
--------------------------------------------------------------------------------


                           Fund                         Fees Waived
                           ----                         -----------
                   Quality Growth Fund                   $ 43,414
                   Equity Income Fund                      53,543
                   Balanced Fund                           47,435
                   Mid Cap Fund                            45,877
                   International Equity Fund                    0
                   Bond Fund For Income                    57,180
                   Quality Bond Fund                       47,091
                   U.S. Government Securities Fund         21,035
                   Municipal Bond Fund                     51,536
                   Ohio Tax Free Fund                      49,452
                   Commercial Paper Fund                  218,844
                   Government Cash Reserves Fund          150,223
                   U.S. Treasury Obligations Fund         305,349

Distribution Services Fee--BISYS serves as the Trust's principal distributor (the "Distributor") and has entered into a Distribution Plan with the Trust with respect to Investment A Shares and Investment C Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Funds may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.35% for Investment A Shares and up to 0.75% for Investment C Shares. The Distributor may voluntarily choose to waive all or a portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 1998, the Distributor waived the following amounts:

                           Fund                        Fees Waived
                           ----                        -----------
                   Quality Growth Fund                   $757,047
                   Equity Income Fund                     216,662
                   Balanced Fund                          235,251
                   Mid Cap Fund                           353,973
                   International Equity Fund              247,899
                   Bond Fund For Income                   286,848
                   Quality Bond Fund                      164,717
                   U.S. Government Securities Fund         73,598
                   Municipal Bond Fund                    180,371
                   Ohio Tax Free Fund                     300,962
                   Commercial Paper Fund                   51,221
                   Government Cash Reserves Fund          220,073
                   U.S. Treasury Obligations Fund               0

Administrative Services Fee--The Trust has entered into an Administrative Services Agreement with Fifth Third Bank with respect to Investment C Shares. Under the Agreement, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. Fifth Third Bank handles the execution of the transfer and dividend disbursing agent functions.

Fifth Third Bank also maintains the Funds' accounting records except with respect to the International Equity Fund for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. BISYS Fund Services provides accounting services for the International Equity Fund for a fee based on average net assets for the period.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the six months ended January 31, 1998, Fifth Third Bank waived the following custodian fees:

Fountain Square Funds
--------------------------------------------------------------------------------



                         Fund                           Fees Waived
                         ----                           -----------
                 Quality Growth Fund                       $  0
                 Equity Income Fund                           0
                 Balanced Fund                                0
                 Mid Cap Fund                                 0
                 International Equity Fund                    0
                 Bond Fund For Income                         0
                 Quality Bond Fund                            0
                 U.S. Government Securities Fund              0
                 Municipal Bond Fund                          0
                 Ohio Tax Free Fund                           0
                 Commercial Paper Fund                   21,886
                 Government Cash Reserves Fund                0
                 U.S. Treasury Obligations Fund               0

Certain officers of the Trust are officers of BISYS Fund Services.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities for the six months ended January 31, 1998, were as follows:


                                 Quality        Equity                         Mid       International
                                 Growth         Income        Balanced         Cap          Equity
                                  Fund           Fund           Fund          Fund           Fund
---------------------------   ------------   ------------   -----------   ------------   ------------
Purchases                     $ 96,053,400   $ 16,119,968   $109,418,541  $ 46,966,924   $ 23,628,499
---------------------------
Sales                         $ 45,817,335   $ 18,039,913   $ 98,021,670  $ 35,294,345   $ 29,250,345
---------------------------

                                                                U.S.                         Ohio
                                Bond Fund       Quality      Government     Municipal      Tax Free
                                   For           Bond        Securities       Bond           Bond
                                 Income          Fund           Fund          Fund           Fund
---------------------------   ------------   ------------   -----------   ------------   ------------
Purchases                     $121,590,681   $182,551,727   $ 39,905,366  $ 42,414,307   $ 32,690,860
---------------------------
Sales                         $ 88,257,730   $168,753,666   $ 41,215,889  $ 44,212,366   $ 18,741,557
---------------------------

(6) Concentration of Credit Risk

The Ohio Tax Free Bond Fund invests a substantial proportion of its assets in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities. The Portfolio is more susceptible to factors adversely affecting issuers of Ohio municipal securities than a fund that is not concentrated in these issuers to the same extent.

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility or portfolio securities and currency holdings. The International Equity Fund has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

Fountain Square Funds
--------------------------------------------------------------------------------

(7) Federal Income Tax Information

The Trust designates the following eligible distributions for the dividends received deduction for corporations for the taxable year ended July 31, 1997:


                                                                            Distributions from
                                                      Dividend                Dividend Income
                                                       Income                    per Share
                                                    -----------           ---------------------
               Quality Growth Fund
                  Investment A Shares                $3,575,354                    $.086
                  Investment C Shares                    15,351                     .004
               Equity Income Fund
                  Investment A Shares                 1,819,077                     .140
                  Investment C Shares                       755                     .095
               Balanced Fund
                  Investment A Shares                   822,034                     .096
                  Investment C Shares                     6,525                     .069
               Mid Cap Fund
                  Investment A Shares                 1,305,448                     .037
                  Investment C Shares                     3,040                        -

The Trust designates the following exempt-interest dividends for the year ended July 31, 1997:


                                                          Municipal Bond      Ohio Tax Free
                                                               Fund              Bond Fund
                                                         ----------------    ----------------
               Exempt-interest dividends:
                  Investment A Shares                      $2,217,602          $6,309,126
                  Investment C Shares                           1,376               2,559
               Exempt-interest dividends per share:
                  Investment A Shares                            .266                .431
                  Investment C Shares                            .221                .359

For the year ended July 31, 1997, 100% of the exempt-interest income for the Ohio Tax Free Bond Fund was generated from Ohio municipal securities.

As of July 31, 1997, for federal income purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any:


                                                         Amount         Expires
                                                        ---------      ---------
               Government Securities Fund              $1,100,088        2003
                                                          948,699        2004

               Quality Bond Fund                          162,755        2002

Fountain Square Quality Growth Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                      Six Month
                                       Period
                                       Ending
                                     January 31,                               Year Ended July 31,
                                        1998           ------------------------------------------------------------------
                                     (Unaudited)          1997         1996          1995          1994         1993*
                                    -------------      ---------    ----------    ---------     ----------    ----------
Net asset value, beginning
    of period                              $19.23         $13.16        $11.79         $9.70         $9.54        $10.00
----------------------------------  -------------      ---------    ----------    ----------    ----------    ----------
Income from investment
    operations
----------------------------------
   Net investment income (loss)              0.01           0.08          0.12          0.14          0.13          0.10
----------------------------------
   Net realized and unrealized
     gains (losses) on investments           0.76           6.75          1.37          2.09          0.17          0.47
----------------------------------  -------------      ---------    ----------    ----------    ----------    ----------
   Total from investment
     operations                              0.77           6.83          1.49          2.23          0.30          0.37
----------------------------------  -------------      ---------    ----------    ----------    ----------    ----------
Less distributions
----------------------------------
   Dividends to shareholders
     from net investment income             (0.02)         (0.09)        (0.12)        (0.14)        (0.13)        (0.09)
----------------------------------
   Distribution to shareholders
     from net realized gains on
     investment transactions                (1.46)         (0.67)           --            --            --            --
----------------------------------
   Distribution to shareholders
     in excess of net investment
     income (a)                                --             --            --            --         (0.01)           --
----------------------------------  -------------      ---------    ----------    ----------    ----------    ----------
   Total distributions                      (1.48)         (0.76)        (0.12)        (0.14)        (0.14)        (0.09)
----------------------------------  -------------      ---------    ----------    ----------    ----------    ----------
Net asset value, end of period             $18.52         $19.23        $13.16        $11.79         $9.70         $9.54
==================================  =============      =========    ==========    ==========    ==========    ==========
Total return **                             4.30%(d)      54.02%        12.69%        23.21%         3.17%       (3.73%)(d)
----------------------------------
Ratios to Average Net Assets
----------------------------------
   Expenses                                 1.00%(c)       1.00%         0.99%         1.00%         1.00%         0.99%(c)
----------------------------------
   Net investment income (loss)             0.11%(c)       0.45%         0.98%         1.44%         1.42%         1.47%(c)
----------------------------------
   Expense waiver/
     reimbursement (b)                      0.37%(c)       0.36%         0.03%         0.05%         0.03%         0.05%(c)
----------------------------------
Supplemental data
----------------------------------
   Net assets, end of period
     (000 omitted)                       $465,715       $399,683      $134,469       $82,594       $69,648       $67,681
----------------------------------
   Portfolio turnover rate (e)                11%            37%           37%           34%           37%           28%
----------------------------------
   Average commission rate paid(f)        $0.0588        $0.0622       $0.0652            --            --            --
----------------------------------

 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**  Based on net asset value, which does not reflect the sales load.
(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Annualized.
(d) Not annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(See Notes which are an integral part of the Financial Statements)

Fountain Square Quality Growth Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)



                                                            Six Month
                                                             Period           Period        Period
                                                             Ending            Ended         Ended
                                                           January 31,        July 31,      July 31,
                                                              1998              1997          1996*
                                                           (Unaudited)
                                                         --------------     -----------    -----------
Net asset value, beginning of period                           $19.18            $13.16         $13.37
--------------------------------------------------        -----------       -----------    -----------
Income from investment operations
--------------------------------------------------
   Net investment income                                        (0.03)            (0.03)            --
--------------------------------------------------
   Net realized and unrealized losses
     on investments                                              0.73              6.72          (0.21)
--------------------------------------------------        -----------       -----------    -----------
   Total from investment operations                              0.70              6.69          (0.21)
--------------------------------------------------        -----------       -----------    -----------
Less distributions
--------------------------------------------------
   Dividends to shareholders from net
     investment income                                             --                --             --
--------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions                  (1.46)            (0.67)            --
--------------------------------------------------        -----------       -----------    -----------
   Total distributions                                          (1.46)            (0.67)            --
--------------------------------------------------        -----------       -----------    -----------
Net asset value, end of period                                 $18.42            $19.18         $13.16
--------------------------------------------------        ===========       ===========    ===========
Total return **                                                 3.87%(d)         52.79%         12.50%(a)
--------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------
   Expenses                                                     1.75%(c)          1.75%          1.77%(c)
--------------------------------------------------
   Net investment income (loss)                                 0.62%(c)         (0.32%)         0.26%(c)
--------------------------------------------------
   Expense waiver/reimbursement (b)                             0.27%(c)          0.26%          0.06%(c)
--------------------------------------------------
Supplemental data
--------------------------------------------------
   Net assets, end of period (000 omitted)                     $6,238            $3,146           $420
--------------------------------------------------
   Portfolio turnover rate (e)                                    11%               37%            37%
--------------------------------------------------
   Average commission rate paid (f)                           $0.0588           $0.0622        $0.0652
--------------------------------------------------

 * Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 13, 1996.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Annualized

(d) Not annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Equity Income Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                           Six Month
                                                            Period            Period
                                                            Ending             Ended
                                                          January 31,         July 31,
                                                             1998*              1997*
                                                          (Unaudited)
                                                        --------------      -------------
Net asset value, beginning of period                           $14.44              $12.00
--------------------------------------------------      -------------       -------------
Income from investment operations
--------------------------------------------------
   Net investment income (loss)                                  0.11                0.15
--------------------------------------------------
   Net realized and unrealized gains (losses)
     on investments                                              1.67                2.43
--------------------------------------------------      -------------       -------------
   Total from investment operations                              1.78                2.58
--------------------------------------------------      -------------       -------------
Less distributions
--------------------------------------------------
   Distributions to shareholders from net
     investment income                                          (0.13)              (0.14)
--------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions                  (1.48)                  -
--------------------------------------------------      -------------       -------------
   Total Distributions                                          (1.61)              (0.14)
--------------------------------------------------      -------------       -------------
Net asset value, end of period                                 $14.61              $14.44
--------------------------------------------------      =============       =============
Total return **                                                 12.61%(c)           21.64%(c)
--------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------
   Expenses                                                      1.00%(b)            1.06%(b)
--------------------------------------------------
   Net investment income (loss)                                  1.56%(b)            2.32%(b)
--------------------------------------------------
   Expense waiver/reimbursement (a)                              0.44%(b)            0.42%(b)
--------------------------------------------------
Supplemental data
--------------------------------------------------
   Net assets, end of period (000 omitted)                   $132,469            $120,324
--------------------------------------------------
   Portfolio turnover rate (c)                                     13%                 28%(b)
--------------------------------------------------
   Average commission rate paid (e)                           $0.0759             $0.0665
--------------------------------------------------

 *Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Equity Income Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)


                                                           Six Month
                                                            Period
                                                            Ending                  Period
                                                          January 31,                Ended
                                                             1998                  July 31,
                                                          (Unaudited)                1997*
                                                        --------------           ------------
Net asset value, beginning of period                        $14.45                 $12.00
--------------------------------------------------      ----------               --------
Income from investment operations
--------------------------------------------------
   Net investment income (loss)                               0.07                   0.10
--------------------------------------------------
   Net realized and unrealized gain (losses)
     on investments                                           1.66                   2.45
--------------------------------------------------      ----------               --------
   Total from investment operations                           1.73                   2.55
--------------------------------------------------      ----------               --------
Less distributions
--------------------------------------------------
   Dividends to shareholders from net
     investment income                                       (0.08)                 (0.10)
--------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions               (1.48)                     -
--------------------------------------------------      ----------               --------
   Total Distributions                                       (1.56)                 (0.10)
--------------------------------------------------      ----------               --------
Net asset value, end of period                              $14.62                 $14.45
--------------------------------------------------      ==========               ========
Total return**                                              12.20%(c)              21.30%(c)
--------------------------------------------------
Ratio to Average Net Assets
--------------------------------------------------
   Expenses                                                  1.75%(b)               1.81%(b)
--------------------------------------------------
   Net investment income (loss)                              0.86%(b)               1.56%(b)
--------------------------------------------------
   Expense waiver/reimbursement (a)                          0.34%(b)               0.26%(b)
--------------------------------------------------
Supplemental data
--------------------------------------------------
   Net assets, end of period (000 omitted)                    $426                    $92
--------------------------------------------------
   Portfolio turnover rate (c)                                 13%                    28%(b)
--------------------------------------------------
   Average commission rate paid (e)                        $0.0759                $0.0665
--------------------------------------------------

 * Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Balanced Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)



                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998           -------------------------------------------------------------------
                                         (Unaudited)          1997           1996            1995          1994          1993*
                                       -------------       ---------      ---------        --------      ---------    --------
Net asset value, beginning
       of period                           $15.33            $11.75         $11.28           $9.70         $9.78        $10.00
------------------------------------   ----------          --------       --------         -------       -------      --------
Income from investment
       operations
------------------------------------
   Net investment income (loss)              0.14              0.27           0.27            0.28          0.26          0.20
------------------------------------
   Net realized and unrealized
     gains (losses) on investments           0.36              4.06           0.47            1.57         (0.06)        (0.25)
------------------------------------   ----------          --------       --------         -------       -------      --------
   Total from investment
     operations                              0.50              4.33           0.74            1.85          0.20         (0.05)
------------------------------------   ----------          --------       --------         -------       -------      --------
Less distributions
------------------------------------
   Dividends to shareholders
     from net investment income             (0.15)            (0.26)         (0.27)          (0.27)        (0.26)        (0.17)
------------------------------------
   Distribution to shareholders
     from net realized gains on
     investment transactions                (1.25)            (0.49)            --              --            --            --
------------------------------------
   Distribution to shareholders
     in excess of net investment
     income (a)                                --                --             --              --         (0.02)           --
------------------------------------   ----------          --------       --------         -------       -------      --------
   Total distributions                      (1.40)            (0.75)         (0.27)          (0.27)        (0.28)        (0.17)
------------------------------------   ----------          --------       --------         -------       -------      --------
Net asset value, end of period             $14.43            $15.33         $11.75          $11.28         $9.70         $9.78
------------------------------------   ==========          ========       ========         =======       =======      ========
Total return **                             3.43%(d)         38.45%          6.52%          19.37%         2.02%        (0.51%)(d)
------------------------------------
Ratios to Average Net Assets
------------------------------------
   Expenses                                 1.00%(c)          1.00%          1.00%           1.00%         1.00%         1.00%(c)
------------------------------------
   Net investment income (loss)             1.91%(c)          2.05%          2.31%           2.73%         2.64%         3.04%(c)
------------------------------------
   Expense waiver/
     reimbursement (b)                      0.42%(c)          0.40%          0.06%           0.06%         0.06%         0.08%(c)
------------------------------------
Supplemental data
------------------------------------
   Net assets, end of period
     (000 omitted)                       $149,223          $122,765        $92,808         $58,075       $59,363       $60,168
------------------------------------
   Portfolio turnover rate (e)                80%              101%            61%             58%           53%           30%
------------------------------------
   Average commission
     rate paid (f)                        $0.0622           $0.0240        $0.0062              --            --            --
------------------------------------

 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**  Based on net asset value, which does not reflect the sales load.
(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Annualized.
(d) Not annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Balanced Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)


                                                           Six Month
                                                            Period        Period       Period
                                                            Ending         Ended        Ended
                                                          January 31,    July 31,      July 31
                                                             1998          1997         1996*
                                                          (Unaudited)
                                                        --------------  ---------     ---------
Net asset value, beginning of period                       $15.34         $11.75        $12.13
-----------------------------------------------         ---------       --------      --------
Income from investment operations
-----------------------------------------------
   Net investment income (loss)                              0.08           0.16          0.05
-----------------------------------------------
   Net realized and unrealized gain (losses)
     on investments                                          0.36           4.08         (0.39)
-----------------------------------------------         ---------       --------      --------
   Total from investment operations                          0.44           4.24         (0.34)
-----------------------------------------------         ---------       --------      --------
Less distributions
-----------------------------------------------
   Dividends to shareholders from net
     investment income                                      (0.09)         (0.16)        (0.04)
-----------------------------------------------         ---------       --------      --------
   Distributions to shareholders from net
     realized gains on investment transactions              (1.25)         (0.49)           --
-----------------------------------------------         ---------       --------      --------
   Total Distributions                                      (1.34)         (0.65)        (0.04)
-----------------------------------------------         ---------       --------      --------
Net asset value, end of period                             $14.44         $15.34        $11.75
-----------------------------------------------         =========       ========      ========
Total return **                                             3.06%(d)      37.52%         6.32%(a)
-----------------------------------------------
Ratios to Average Net Assets
-----------------------------------------------
   Expenses                                                 1.75%(c)       1.75%         1.78%(c)
-----------------------------------------------
   Net investment income (loss)                             1.22%(c)       1.30%         1.60%(c)
-----------------------------------------------
   Expense waiver/reimbursement (b)                         0.32%(c)       0.30%         0.07%(c)
-----------------------------------------------
Supplemental data
-----------------------------------------------
   Net assets, end of period (000 omitted)                 $2,683         $1,155          $264
-----------------------------------------------
   Portfolio turnover rate (e)                                80%           101%           61%
-----------------------------------------------
   Average commission rate paid (f)                       $0.0622        $0.0240       $0.0062
-----------------------------------------------

 *Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Annualized.

(d) Not Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Mid Cap Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998       -----------------------------------------------------
                                         (Unaudited)    1997       1996        1995        1994       1993*
                                         -----------   ------     ------      ------      ------     -------
Net asset value, beginning
    of period                               $16.98     $12.60     $12.59      $10.10       $9.68      $10.00
-------------------------------------     --------  ---------   --------    --------    --------   ---------
Income from investment
    operations
-------------------------------------
   Net investment income (loss)              (0.01)      0.02       0.06        0.08        0.06        0.06
-------------------------------------
   Net realized and unrealized
    gains (losses) on investments             1.20       5.55       0.11        2.48        0.43       (0.33)
-------------------------------------     --------  ---------   --------    --------    --------   ---------
   Total from investment operations           1.19       5.57       0.17        2.56        0.49       (0.27)
-------------------------------------     --------  ---------   --------    --------    --------   ---------
Less distributions
-------------------------------------
   Dividends to shareholders
     from net investment income                  -      (0.02)     (0.07)      (0.07)      (0.07)      (0.05)
-------------------------------------
   Dividends to shareholders
     in excess of net investment
     income                                      -      (0.02)         -           -           -           -
-------------------------------------
   Distributions to shareholders
     from net realized gains on
     investment transactions                 (1.74)     (1.15)     (0.09)          -           -           -
-------------------------------------     --------  ---------   --------    --------    --------   ---------
   Total distributions                       (1.74)     (1.19)     (0.16)      (0.07)      (0.07)      (0.05)
-------------------------------------     --------  ---------   --------    --------    --------   ---------
Net asset value, end of period              $16.43     $16.98     $12.60      $12.59      $10.10       $9.68
-------------------------------------     ========  =========   ========    ========    ========   =========
Total return                                 7.19%(c)  47.17%      1.27%      25.45%       5.07%      (2.73%)(c)
-------------------------------------
Ratios to Average Net Assets
-------------------------------------
   Expenses                                  1.00%(b)   1.00%      1.00%       1.00%       1.00%       0.99%(b)
-------------------------------------
   Net investment income (loss)              0.13%(b)   0.10%      0.42%       0.77%       0.60%       0.88%(b)
-------------------------------------
   Expense waiver/
     reimbursement (a)                       0.40%(b)   0.37%      0.06%       0.18%       0.33%       0.40%(b)
-------------------------------------
Supplemental data
-------------------------------------
   Net assets, end of period
     (000 omitted)                        $211,768   $186,066    $72,663     $47,184     $30,210     $24,019
-------------------------------------
   Portfolio turnover rate (d)                 18%        52%        54%         23%         44%         20%
-------------------------------------
   Average commission
     rate paid (e)                         $0.0592    $0.0635    $0.0659           -           -           -
-------------------------------------

 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**  Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(See Notes which are an integral part of the Financial Statements)

Fountain Square Mid Cap Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                           Six Month
                                                            Period        Period       Period
                                                            Ending         Ended        Ended
                                                          January 31,     July 31      July 31
                                                             1998          1997         1996*
                                                          (Unaudited)
                                                          -----------     -------     ---------
Net asset value, beginning of period                         $16.88        $12.59        $13.72
------------------------------------------------            -------       -------       -------
Income from investment operations
------------------------------------------------
   Net investment income                                      (0.01)        (0.07)        (0.01)
------------------------------------------------
   Net realized and unrealized losses
     on investments                                            1.13          5.51         (1.12)
------------------------------------------------            -------       -------       -------
   Total from investment operations                            1.12          5.44         (1.13)
------------------------------------------------            -------       -------       -------
Less distributions
------------------------------------------------
   Dividends to shareholders from net
     investment income                                            -             -             -
------------------------------------------------            -------       -------       -------
   Distributions to shareholders from net
     realized gains on investment transactions                (1.74)        (1.15)            -
------------------------------------------------            -------       -------       -------
   Total distributions                                        (1.74)        (1.15)            -
------------------------------------------------            -------       -------       -------
Net asset value, end of period                               $16.26        $16.88        $12.59
------------------------------------------------            =======       =======       =======
Total return **                                               6.87%(d)     46.05%         1.11%(a)
------------------------------------------------
Ratios to Average Net Assets
------------------------------------------------
   Expenses                                                   1.75%(c)      1.75%         1.78%(c)
------------------------------------------------
   Net investment income (loss)                               0.86%(c)     (0.62%)       (0.51%)(c)
------------------------------------------------
   Expense waiver/reimbursement (b)                           0.30%(c)      0.27%         0.06%(c)
------------------------------------------------
Supplemental data
------------------------------------------------
   Net assets, end of period (000 omitted)                     $867          $439          $229
------------------------------------------------
   Portfolio turnover rate (e)                                  18%           52%           54%
------------------------------------------------
   Average commission rate paid (f)                         $0.0592       $0.0635       $0.0659
------------------------------------------------

* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 13, 1996.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Annualized

(d) Not annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square International Equity Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                                      Six Month
                                                       Period
                                                       Ending                               Period
                                                     January 31,     Year Ended July 31      Ended
                                                        1998        -------------------     July 31,
                                                     (Unaudited)     1997        1996        1995*
                                                     -----------    ------      ------      ------
Net asset value, beginning of period                    $12.05      $10.74       $9.83      $10.00
-----------------------------------------------
Income from investment operations
-----------------------------------------------
   Net investment income (loss)                              -        0.04        0.01        0.05
-----------------------------------------------
   Net realized and unrealized gains
     (losses) on investment                              (0.35)       2.15        0.90       (0.22)
-----------------------------------------------      ---------      ------      ------      ------
   Total from investment operations                      (0.35)       2.19        0.91       (0.17)
-----------------------------------------------      ---------      ------      ------      ------
Less distributions
-----------------------------------------------
   Dividends to shareholders from net
     investment income                                   (0.59)      (0.66)          -           -
-----------------------------------------------
   Distributions to shareholders in excess
     of net investment income                                -       (0.16)          -           -
-----------------------------------------------
   Distributions to shareholders from
     net realized gains on investment
     transactions                                        (0.30)      (0.06)          -           -
-----------------------------------------------      ---------      ------      ------      ------
   Total distributions                                   (0.89)      (0.88)          -           -
-----------------------------------------------      ---------      ------      ------      ------
Net asset value, end of period                          $10.81      $12.05      $10.74       $9.83
-----------------------------------------------      =========      ======      ======      ======
Total return **                                         (2.50%)(c)  21.78%       9.26%      (1.70%)(c)
-----------------------------------------------
Ratios to Average Net Assets
-----------------------------------------------
   Expenses                                              1.44%(b)    1.38%       1.61%       1.65%(b)
-----------------------------------------------
   Net investment income (loss)                          1.83%(b)    0.39%       0.32%       0.62%(b)
-----------------------------------------------
   Expense waiver/reimbursement (a)                      0.35%(b)    0.35%       0.05%       0.07%(b)
-----------------------------------------------
Supplemental data
-----------------------------------------------
   Net assets, end of period (000 omitted)            $136,603    $151,728    $120,349     $86,442
-----------------------------------------------
   Portfolio turnover rate (d)                             19%         60%         41%         54%
-----------------------------------------------
   Average commission rate paid (e)                    $0.0123     $0.0028     $0.0010           -
-----------------------------------------------

* Reflects operations for the period from August 19, 1994 (date of initial public investment) to July 31, 1993.

**  Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square International Equity Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)


                                                         Six Month
                                                          Period        Period        Period
                                                          Ending        Ended         Ended
                                                        January 31,     July 31,      July 31,
                                                           1998          1997          1996*
                                                        (Unaudited)
                                                      ------------     ---------    ---------
Net asset value, beginning of period                      $12.01          $10.71       $11.21
---------------------------------------------------    ---------       ---------    ---------
Income from investment operations
---------------------------------------------------
   Net investment income (loss)                            (0.61)          (0.02)        0.01
---------------------------------------------------
   Net realized and unrealized gains (losses)
     on investments                                        (0.25)           2.16        (0.51)
---------------------------------------------------    ---------       ---------    ---------
    Total from investment operations                       (0.86)           2.14        (0.50)
---------------------------------------------------    ---------       ---------    ---------
Less distributions
---------------------------------------------------
   Dividends to shareholders from net
      investment income                                    (0.05)          (0.46)           -
---------------------------------------------------
   Distributions to shareholders in excess of
     net investment income                                     -           (0.32)           -
---------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions             (0.30)          (0.06)           -
---------------------------------------------------    ---------       ---------    ---------
   Total distributions                                     (0.35)          (0.84)           -
---------------------------------------------------    ---------       ---------    ---------
Net asset value, end of period                            $10.80          $12.01       $10.71
---------------------------------------------------    =========       =========    =========
Total return **                                            2.82%(d)       21.25%        8.95%(a)
---------------------------------------------------
Ratios to Average Net Assets
---------------------------------------------------
   Expenses                                                2.19%(c)        2.13%        2.34%(c)
---------------------------------------------------
   Net investment income (loss)                            0.99%(c)       (0.28%)       0.76%(c)
---------------------------------------------------
   Expense waiver/reimbursement (b)                        0.25%(c)        0.25%           -
---------------------------------------------------
Supplemental data
---------------------------------------------------
   Net assets, end of period (000 omitted)                  $224            $210          $57
---------------------------------------------------
   Portfolio turnover rate (e)                               18%             60%          41%
---------------------------------------------------
   Average commission rate paid (f)                      $0.0123         $0.0028      $0.0010
---------------------------------------------------

 * Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) Represents total return for Invesment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 13, 1996.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Annualized

(d) Not annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Bond For Income Fund
Financial Highlights - Investment A Shares
-------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                       Six Month
                                                         Period       Period
                                                         Ending        Ended
                                                       January 31,   July 31,
                                                          1998        1997 *
                                                      (Unaudited)
                                                       ----------   ----------
Net asset value, beginning of period                      $12.19       $12.00
--------------------------------------------------     ---------    ---------
Income from investment operations
--------------------------------------------------
   Net investment income (loss)                             0.35         0.37
--------------------------------------------------
   Net realized and unrealized losses
     on investments                                         0.12         0.18
--------------------------------------------------     ---------    ---------
   Total from investment operations                         0.47         0.55
--------------------------------------------------     ---------    ---------
Less distributions
--------------------------------------------------
   Dividends to shareholders from net
     investment income                                     (0.36)       (0.36)
--------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions             (0.05)           -
--------------------------------------------------
   Total Distributions                                     (0.41)       (0.36)
--------------------------------------------------     ---------    ---------
Net asset value, end of period                            $12.25       $12.19
--------------------------------------------------     =========    =========
Total return **                                            3.95%(c)     4.64%(c)
--------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------
   Expenses                                                0.75%(b)     0.79%(b)
--------------------------------------------------
   Net investment income (Loss)                            5.68%(b)     6.08%(b)
--------------------------------------------------
   Expense waiver/reimbursement (a)                        0.42%(b)     0.42%(b)
--------------------------------------------------
Supplemental data
--------------------------------------------------
   Net assets, end of period (000 omitted)              $170,671     $157,108
--------------------------------------------------
   Portfolio turnover rate (d)                               62%         157%(b)
--------------------------------------------------

 * Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Bond For Income Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                         Six Month
                                                          Period         Period
                                                           Ending         Ended
                                                         January 31,     July 31,
                                                           1998           1997 *
                                                        (Unaudited)
                                                        ----------      ---------
Net asset value, beginning of period                       $12.18         $12.00
-----------------------------------------------           -------        -------
Income from investment operations
-----------------------------------------------
   Net investment income (loss)                              0.61          (0.01)
-----------------------------------------------
   Net realized and unrealized gains (losses)
     on investments                                         (0.19)          0.50
-----------------------------------------------           -------        -------
   Total from investment operations                          0.42           0.49
-----------------------------------------------           -------        -------
Less distributions
-----------------------------------------------
   Dividends to shareholders from net
     investment income                                      (0.31)         (0.31)
-----------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions              (0.05)             -
-----------------------------------------------           -------        -------
   Total Distributions                                      (0.36)         (0.31)
-----------------------------------------------           -------        -------
Net asset value, end of period                             $12.24         $12.18
-----------------------------------------------           =======        =======
Total return **                                             3.55%(c)       4.18%(c)
-----------------------------------------------
Ratios to Average Net Assets
-----------------------------------------------
   Expenses                                                 1.50%(b)       1.54%(b)
-----------------------------------------------
   Net investment income (Loss)                             5.04%(b)       4.20%(b)
-----------------------------------------------
   Expense waiver/reimbursement (a)                         0.32%(b)       0.26%(b)
-----------------------------------------------
Supplemental data
-----------------------------------------------
   Net assets, end of period (000 omitted)                   $114             $6
-----------------------------------------------
   Portfolio turnover rate (d)                                62%           157%(b)
-----------------------------------------------

 * Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Quality Bond Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                          Year Ended July 31,
                                            1998           -------------------------------------------------------
                                         (Unaudited)         1997       1996        1995        1994       1993*
                                       -------------      ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                               $9.85          $9.52       $9.72      $9.55      $10.29      $10.00
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Income from investment
       operations
-----------------------------------
   Net investment income (loss)                 0.28           0.55        0.56       0.64        0.57        0.41
-----------------------------------
   Net realized and unrealized
     gains (losses) on investments              0.14            .32       (0.19)      0.17       (0.69)       0.26
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
   Total from investment
     operations                                 0.42           0.87        0.37       0.81       (0.12)       0.67
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Less distributions
-----------------------------------
   Dividends to shareholders
     from net investment income                (0.29)         (0.54)      (0.57)     (0.64)      (0.59)      (0.38)
-----------------------------------
   Distribution to shareholders
     from net realized gains on
     investment transactions                       -              -           -          -       (0.03)          -
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
   Total distributions                         (0.29)         (0.54)      (0.57)     (0.64)      (0.62)      (0.38)
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Net asset value, end of period                 $9.98          $9.85       $9.52      $9.72       $9.55      $10.29
-----------------------------------    =============      =========   =========   ========   =========   =========
Total return **                                4.40%(c)       9.43%       3.86%      8.89%      (1.25%)      6.78%(c)
-----------------------------------
Ratios to Average Net Assets
-----------------------------------
   Expenses                                    0.75%(b)       0.75%       0.75%      0.75%       0.75%       0.74%(b)
-----------------------------------
   Net investment income (loss)                5.63%(b)       5.71%       5.80%      6.72%       5.76%       6.07%(b)
-----------------------------------
   Expense waiver/
     reimbursement (a)                         0.45%(b)       0.41%       0.06%      0.09%       0.11%       0.23%(b)
-----------------------------------
Supplemental data
-----------------------------------
   Net assets, end of period
     (000 omitted)                           $99,838        $91,789     $83,422    $55,767     $47,272     $37,962
-----------------------------------
   Portfolio turnover rate (d)                  215%           181%        117%       138%        112%         19%
-----------------------------------

 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**  Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Quality Bond Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                           Six Month
                                                            Period             Period       Period
                                                            Ending              Ended        Ended
                                                          January 31,          July 31      July 31
                                                             1998               1997         1996*
                                                          (Unaudited)
                                                        --------------       ---------     ---------
Net asset value, beginning of period                             $9.86           $9.53         $9.62
-------------------------------------------------       --------------       ---------     ---------
Income from investment operations
-------------------------------------------------
   Net investment income                                          0.24            0.49          0.14
-------------------------------------------------
   Net realized and unrealized losses
     on investments                                               0.13            0.32         (0.08)
-------------------------------------------------       --------------       ---------     ---------
   Total from investment operations                               0.37            0.81          0.06
-------------------------------------------------       --------------       ---------     ---------
Less distributions
-------------------------------------------------
   Dividends to shareholders from net
     investment income                                           (0.25)          (0.48)        (0.15)
-------------------------------------------------       --------------       ---------     ---------
Net asset value, end of period                                   $9.98           $9.86         $9.53
-------------------------------------------------       ==============       =========     =========
Total return **                                                  3.92%(c)        8.68%         3.71%(d)
-------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------
   Expenses                                                      1.49%(b)        1.50%         1.52%(b)
-------------------------------------------------
   Net investment income (loss)                                  4.89%(b)        4.97%         5.03%(b)
-------------------------------------------------
   Expense waiver/reimbursement (b)                              0.35%(b)        0.31%         0.09%(b)
-------------------------------------------------
Supplemental data
-------------------------------------------------
   Net assets, end of period (000 omitted)                        $198            $204          $162
-------------------------------------------------
   Portfolio turnover rate (e)                                    215%            181%          117%
-------------------------------------------------

 * Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized

(c) Not annualized.

(d) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 13, 1996.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square U.S. Government Securities Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                          Year Ended July 31,
                                            1998           -------------------------------------------------------
                                         (Unaudited)         1997       1996        1995        1994       1993*
                                       -------------      ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                               $9.75          $9.55       $9.77      $9.64      $10.21      $10.00
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Income from investment
       operations
-----------------------------------
   Net investment income (loss)                 0.26           0.54        0.55       0.58        0.51        0.35
-----------------------------------
   Net realized and unrealized
     gains (losses) on investments              0.13           0.19       (0.20)      0.13       (0.49)       0.13
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
   Total from investment
     operations                                 0.39           0.73        0.35       0.71        0.02        0.48
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Less distributions
-----------------------------------
   Dividends to shareholders
     from net investment income                (0.27)         (0.53)      (0.57)     (0.58)      (0.57)      (0.27)
-----------------------------------
   Distribution to shareholders
     from net realized gains on
     investment transactions                       -              -           -          -       (0.02)          -
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
   Total distributions                         (0.27)         (0.53)      (0.57)     (0.58)      (0.59)      (0.27)
-----------------------------------    -------------      ---------   ---------   --------   ---------   ---------
Net asset value, end of period                 $9.87          $9.75       $9.55      $9.77       $9.64      $10.21
-----------------------------------    =============      =========   =========   ========   =========   =========
Total return **                                4.10%(c)       7.83%       3.63%      7.66%       0.11%       4.87%(c)
-----------------------------------
Ratios to Average Net Assets
-----------------------------------
   Expenses                                    0.75%(b)       0.75%       0.75%      0.75%       0.75%       0.74%(b)
-----------------------------------
   Net investment income (loss)                5.33%(b)       5.56%       5.67%      5.98%       5.17%       5.36%(b)
-----------------------------------
   Expense waiver/
     reimbursement (a)                         0.53%(b)       0.50%       0.29%      0.39%       0.18%       0.33%(b)
-----------------------------------
Supplemental data
-----------------------------------
   Net assets, end of period
     (000 omitted)                           $41,973        $42,414     $30,754    $25,054     $29,107     $29,603
-----------------------------------
   Portfolio turnover rate (d)                  108%           169%        103%       115%         55%         23%
-----------------------------------

 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.

**  Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square U.S. Government Securities Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)


                                             Six Month
                                              Period       Period     Period
                                              Ending        Ended      Ended
                                            January 31,    July 31    July 31
                                               1998         1997       1996*
                                            (Unaudited)
                                            -----------    -------    -------
Net asset value, beginning of period          $9.75         $9.56      $9.65
-------------------------------------------  -------       -------    -------
Income from investment operations
-------------------------------------------
   Net investment income                       0.23          0.46       0.16
-------------------------------------------
   Net realized and unrealized losses
     on investments                            0.11          0.19      (0.10)
-------------------------------------------  ------        ------     ------
   Total from investment operations            0.34          0.65       0.06
-------------------------------------------  ------        ------     ------
Less distributions
-------------------------------------------
   Dividends to shareholders from net
     investment income                        (0.24)        (0.46)     (0.15)
-------------------------------------------  ------        ------     ------
Net asset value, end of period                $9.85         $9.75      $9.56
-------------------------------------------  ======        ======     ======
Total return **                               3.51%(c)      6.92%      3.48%(d)
-------------------------------------------
Ratios to Average Net Assets
-------------------------------------------
   Expenses                                   1.50%(b)      1.50%      1.52%(b)
-------------------------------------------
   Net investment income (loss)               4.57%(b)      4.82%      4.80%(b)
-------------------------------------------
   Expense waiver/reimbursement (a)           0.43%(b)      0.40%      0.37%(b)
-------------------------------------------
Supplemental data
-------------------------------------------
   Net assets, end of period (000 omitted)     $69           $75        $49
-------------------------------------------
   Portfolio turnover rate (e)                 108%          169%       103%
-------------------------------------------
 *Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized

(c) Not annualized.

(d) Represents total return for Invesment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 13, 1996.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Municipal Bond Fund
Financial Highlights - Investment A Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                 Six Month
                                                  Period             Period
                                                  Ending              Ended
                                                January 31,          July 31
                                                   1998               1997
                                                (Unaudited)
                                                -----------       -----------
Net asset value, beginning of period                 $12.33            $12.00
----------------------------------------------  -----------       -----------
Income from investment operations
----------------------------------------------
   Net investment income (loss)                        0.26              0.28
----------------------------------------------
   Net realized and unrealized gains (losses)
     on investments                                    0.10              0.32
----------------------------------------------  -----------       -----------
   Total from investment operations                    0.36              0.60
----------------------------------------------  -----------       -----------
Less distributions
----------------------------------------------
   Dividends to shareholders from net
     investment income                                (0.27)            (0.27)
----------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions        (0.09)               --
----------------------------------------------  -----------       -----------
   Total Distributions                                (0.36)            (0.27)
----------------------------------------------  -----------       -----------
Net asset value, end of period                       $12.33            $12.33
----------------------------------------------  ===========       ===========
Total return **                                       2.97%(c)          5.04%(c)
----------------------------------------------
Ratios to Average Net Assets
----------------------------------------------
   Expenses                                           0.75%(b)          0.81%(b)
----------------------------------------------
   Net investment income (loss)                       4.18%(b)          4.44%(b)
----------------------------------------------
   Expense waiver/reimbursement (a)                   0.45%(b)          0.42%(b)
----------------------------------------------
Supplemental data
----------------------------------------------
   Net assets, end of period (000 omitted)        $106,318          $101,616
----------------------------------------------
   Portfolio turnover rate (d)                          47%               63%(b)
----------------------------------------------
 *Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized

(c) Not annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Municipal Bond Fund
Financial Highlights - Investment C Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)


                                                   For the Period
                                                      August 1,      Period
                                                       1997 to        Ended
                                                     January 8,      July 31
                                                        1998          1997
                                                   (Unaudited)***
                                                   --------------    ------
Net asset value, beginning of period                   $12.33        $12.00
--------------------------------------------------     ------        ------
Income from investment operations
--------------------------------------------------
   Net investment income (loss)                          0.19         (0.20)
--------------------------------------------------
   Net realized and unrealized losses
     on investments                                      0.10          0.75
--------------------------------------------------     ------        ------
   Total from investment operations                      0.29          0.55
--------------------------------------------------     ------        ------
Less distributions
--------------------------------------------------
   Dividends to shareholders from net
     investment income                                  (0.22)        (0.22)
--------------------------------------------------
   Distributions to shareholders from net
     realized gains on investment transactions          (0.09)           --
--------------------------------------------------     ------        ------
   Total distributions                                  (0.31)        (0.22)
--------------------------------------------------     ------        ------
Net asset value, end of period                         $12.31        $12.33
--------------------------------------------------     ======        ======
Total return **                                         2.35%(c)      4.65%(c)
--------------------------------------------------
Ratios to Average Net Assets
--------------------------------------------------
   Expenses                                             1.50%(b)      1.56%(b)
--------------------------------------------------
   Net investment income (loss)                         3.36%(b)      3.09%(b)
--------------------------------------------------
   Expense waiver/reimbursement (a)                     0.38%(b)      0.26%(b)
--------------------------------------------------
Supplemental data
--------------------------------------------------
   Net assets, end of period (000 omitted)              $  --           $11
--------------------------------------------------
   Portfolio turnover rate (d)                            47%           63%(b)
--------------------------------------------------
 *Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

**Based on net asset value, which does not reflect the contingent deferred sales charge.

***As of January 8, 1998, all shares and assets were redeemed from the Municipal
   Bond Fund Investment C Shares.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized

(c) Not annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Ohio Tax Free Bond Fund
Financial Highlights -- Investment A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                        Six Month
                                         Period
                                         Ending
                                       January 31,                       Year Ended July 31,
                                          1998         -------------------------------------------------------
                                       (Unaudited)       1997       1996        1995        1994       1993*
                                       -----------     --------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                          $10.31         $10.01       $9.99      $9.75       $9.95      $10.00
----------------------------------      --------       --------   ---------   --------   ---------   ---------
Income from investment
       operations
----------------------------------
   Net investment income (loss)             0.22           0.43        0.40       0.42        0.40        0.05
----------------------------------
   Net realized and unrealized
     gains (losses) on investments          0.09           0.30        0.03       0.24       (0.21)      (0.05)
----------------------------------      --------       --------   ---------   --------   ---------   ---------
   Total from investment
     operations                             0.31           0.73        0.43       0.66        0.19           -
----------------------------------      --------       --------   ---------   --------   ---------   ---------
Less distributions
----------------------------------
   Dividends to shareholders
     from net investment income            (0.22)         (0.43)      (0.41)     (0.42)      (0.39)      (0.05)
----------------------------------      --------       --------   ---------   --------   ---------   ---------
   Distribution to shareholders
     from net realized gains on
     investment transactions               (0.04)             -           -          -           -           -
----------------------------------      --------       --------   ---------   --------   ---------   ---------
   Total distributions                     (0.26)         (0.43)      (0.41)     (0.42)      (0.39)      (0.05)
----------------------------------      --------       --------   ---------   --------   ---------   ---------
Net asset value, end of period            $10.36         $10.31      $10.01     $ 9.99      $ 9.75      $ 9.95
----------------------------------      ========       ========   =========   ========   =========   =========
Total return **                            3.04%(c)       7.49%       4.33%      7.02%       1.95%      (0.01%)(c)
----------------------------------
Ratios to Average Net Assets
----------------------------------
   Expenses                                0.75%(b)       0.75%       0.74%      0.35%       0.00%       0.00%(b)
----------------------------------
   Net investment income (loss)            4.12%(b)       4.27%       4.01%      4.36%       4.18%       3.53%(b)
----------------------------------
   Expense waiver/
     reimbursement (a)                     0.41%(b)       0.37%       0.32%      0.77%       1.33%       2.21%(b)
----------------------------------
Supplemental data
----------------------------------
   Net assets, end of period
     (000 omitted)                      $180,544       $168,800     $35,463    $28,315     $23,854      $8,163
----------------------------------
   Portfolio turnover rate (d)               12%            49%         30%        27%         94%         31%
----------------------------------

 * Reflects operations for the period from May 27, 1993 (date of initial public investment) to July 31, 1993.

**  Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued

(See Notes which are an integral part of the Financial Statements)

Fountain Square Ohio Tax Bond Fund
Financial Highlights -- Investment C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                Six Month
                                                 Period       Period     Period
                                                 Ending        Ended      Ended
                                               January 31,    July 31    July 31
                                                  1998         1997       1996*
                                               (Unaudited)
                                               -----------    -------    -------
Net asset value, beginning of period             $10.31        $10.00     $10.02
-------------------------------------------     -------       -------    -------
Income from investment operations
-------------------------------------------
   Net investment income                           0.18          0.36       0.10
-------------------------------------------
   Net realized and unrealized losses
     on investments                                0.08          0.31      (0.01)
-------------------------------------------     -------       -------    -------
   Total from investment operations                0.26          0.67       0.09
-------------------------------------------     -------       -------    -------
Less distributions
-------------------------------------------
   Dividends to shareholders from net
     investment income                            (0.18)        (0.36)     (0.11)
-------------------------------------------
   Distributions to shareholders from net
     realized gains on investment
     transactions                                 (0.04)            -          -
-------------------------------------------     -------       -------    -------
   Total distributions                            (0.22)        (0.36)     (0.11)
-------------------------------------------     -------       -------    -------
Net asset value, end of period                   $10.35        $10.31     $10.00
-------------------------------------------     =======       =======    =======
Total return **                                   2.68%(c)      6.84%      3.98%(d)
-------------------------------------------
Ratios to Average Net Assets
-------------------------------------------
   Expenses                                       1.50%(b)      1.50%      1.52%(b)
-------------------------------------------
   Net investment income (loss)                   3.36%(b)      3.51%      3.41%(b)
-------------------------------------------
   Expense waiver/reimbursement (a)               0.31%(b)      0.27%      0.28%(b)
-------------------------------------------
Supplemental data
-------------------------------------------
   Net assets, end of period (000 omitted)         $430          $248        $38
-------------------------------------------
   Portfolio turnover rate (e)                      12%           49%        30%
-------------------------------------------

 * Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized

(c) Not annualized.

(a) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 13, 1996.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Commercial Paper Fund
Financial Highlights -- Investment Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                     Six Month
                                      Period
                                      Ending
                                    January 31,                          Year Ended July 31,
                                       1998        ----------------------------------------------------------------
                                    (Unaudited)       1997         1996          1995          1994         1993*
                                    -----------    ---------    ----------    ----------    ----------   ----------
Net asset value, beginning
       of period                        $1.00          $1.00         $1.00         $1.00         $1.00        $1.00
---------------------------------    --------      ---------    ----------    ----------    ----------   ----------
Income from investment
       operations
---------------------------------
   Net investment income (loss)          0.03           0.05          0.05          0.05          0.03         0.03
---------------------------------    --------      ---------    ----------    ----------    ----------   ----------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income         (0.03)         (0.05)        (0.05)        (0.05)        (0.03)       (0.03)
---------------------------------    --------      ---------    ----------    ----------    ----------   ----------
Net asset value, end of period          $1.00          $1.00         $1.00         $1.00         $1.00        $1.00
---------------------------------    ========      =========    ==========    ==========    ==========   ==========
Total return **                         2.64%(c)       5.11%         5.20%         5.25%         3.02%        2.70%(c)
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                             0.52%(b)       0.52%         0.49%         0.49%         0.49%        0.48%(b)
---------------------------------
   Net investment income (loss)         5.16%(b)       4.99%         5.06%         5.12%         2.97%        2.69%(b)
---------------------------------
   Expense waiver/
     reimbursement (a)                  0.48%(b)       0.44%         0.40%         0.44%         0.45%        0.47%(b)
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                    $31,431        $33,438       $19,341       $10,169        $6,147       $4,714
---------------------------------

* Reflects operations for the period from August 11, 1992 (date of initial public investment) to July 31, 1993.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)  Annualized.

(c)  Not Annualized.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Commercial Paper Fund
Financial Highlights - Trust Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998      ----------------------------------------------------------
                                         (Unaudited)       1997       1996        1995        1994       1993
                                       -------------    ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                             $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Income from investment
       operations
---------------------------------
   Net investment income (loss)               0.03         0.05        0.05        0.05       0.03        0.03
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income              (0.03)       (0.05)      (0.05)      (0.05)     (0.03)      (0.03)
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Net asset value, end of period               $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      =============    =========   =========   ========   =========   =========
Total return**                                2.64%(c)     5.11%       5.20%       5.25%      3.02%       2.78%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                                   0.52%(b)     0.52%       0.49%       0.49%      0.49%       0.48%
---------------------------------
   Net investment income (loss)               5.16%(b)     4.99%       5.07%       5.12%      2.97%       2.75%
---------------------------------
   Expense waiver/
     reimbursement (a)                        0.13%(b)     0.09%       0.08%       0.09%      0.10%       0.12%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                        $411,500     $341,827    $300,821    $223,640   $213,126    $180,065
---------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Government Cash Reserves Fund
Financial Highlights - Investment Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998      ----------------------------------------------------------
                                         (Unaudited)       1997       1996        1995        1994       1993
                                       -------------    ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                             $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Income from investment
       operations
---------------------------------
   Net investment income (loss)               0.03         0.05        0.05        0.05       0.03        0.03
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income              (0.03)       (0.05)      (0.05)      (0.05)     (0.03)      (0.03)
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Net asset value, end of period               $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      =============    =========   =========   ========   =========   =========
Total return**                                2.58%(c)     5.00%       5.11%       5.22%      3.03%       2.76%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                                   0.52%(b)     0.51%       0.51%       0.50%      0.50%       0.50%
---------------------------------
   Net investment income (loss)               5.05%(b)     4.90%       4.97%       5.17%      2.96%       3.22%
---------------------------------
   Expense waiver/
     reimbursement (a)                        0.48%(b)     0.44%       0.42%       0.45%      0.48%       0.50%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                        $135,014     $110,578     $68,844     $45,726    $11,073     $10,923
---------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Government Cash Reserves Fund
Financial Highlights - Trust Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)



                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998      ----------------------------------------------------------
                                         (Unaudited)       1997       1996        1995        1994       1993
                                       -------------    ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                             $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Income from investment
       operations
---------------------------------
   Net investment income (loss)               0.03         0.05        0.05        0.05       0.03        0.03
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income              (0.03)       (0.05)      (0.05)      (0.05)     (0.03)      (0.03)
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Net asset value, end of period               $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      =============    =========   =========   ========   =========   =========
Total return                                 2.58%(c)     5.01%       5.11%       5.22%      3.03%       2.76%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                                  0.52%(b)     0.51%       0.50%       0.50%      0.50%       0.50%
---------------------------------
   Net investment income (loss)              5.05%(b)     4.90%       4.99%       5.17%      3.01%       3.22%
---------------------------------
   Expense waiver/
     reimbursement (a)                       0.13%(b)     0.09%       0.07%       0.20%      0.13%       0.15%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                        $190,194     $162,543    $132,326    $129,603   $106,632     $92,993
---------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(See Notes which are an integral part of the Financial Statements)

Fountain Square U.S. Treasury Obligations Fund
Financial Highlights - Trust Shares
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                          Six Month
                                           Period
                                           Ending
                                         January 31,                     Year Ended July 31,
                                            1998      ----------------------------------------------------------
                                         (Unaudited)       1997       1996        1995        1994       1993
                                       -------------    ---------   ---------   --------   ---------   ---------
Net asset value, beginning
       of period                             $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Income from investment
       operations
---------------------------------
   Net investment income (loss)               0.03         0.05        0.05        0.05       0.03        0.03
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income              (0.03)       (0.05)      (0.05)      (0.05)     (0.03)      (0.03)
---------------------------------      -------------    ---------   ---------   --------   ---------   ---------
Net asset value, end of period               $1.00        $1.00       $1.00       $1.00      $1.00       $1.00
---------------------------------      =============    =========   =========   ========   =========   =========
Total return**                                2.67%(c)     5.11%       5.24%       5.18%      3.02%       2.82%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                                   0.39%(b)     0.42%       0.43%       0.44%      0.44%       0.44%
---------------------------------
   Net investment income (loss)               5.22%(b)     5.00%       5.10%       5.07%      2.99%       2.79%
---------------------------------
   Expense waiver/
     reimbursement (a)                        0.24%(b)     0.17%       0.12%       0.11%      0.14%       0.15%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                        $664,088     $539,087    $489,228    $321,640   $336,229    $290,408
---------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Annualized.

(c) Not Annualized.

(See Notes which are an integral part of the Financial Statements)


Addresses
--------------------------------------------------------------------------------------------------------------
                  Fountain Square Quality Growth Fund                  Fountain Square Funds
                  Fountain Square Equity Income Fund                   c/o Fifth Third Bank
                  Fountain Square Balanced Fund                        38 Fountain Square Plaza
                  Fountain Square Mid Cap Fund                         Cincinnati, Ohio 45263
                  Fountain Square International Equity Fund
                  Fountain Square Bond Fund For Income
                  Fountain Square Quality Bond Fund
                  Fountain Square U.S. Government Securities Fund
                  Fountain Square Municipal Bond Fund
                  Fountain Square Ohio Tax Free Bond Fund
                  Fountain Square Commercial Paper Fund
                  Fountain Square Government Cash Reserves Fund
                  Fountain Square U.S. Treasury Obligations Fund

--------------------------------------------------------------------------------------------------------------

Investment Advisor
                  Fifth Third Bank                                     38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------------------


Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
                  Fifth Third Bank                                     38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------------------

Distributor and Administrator
                  BISYS Fund Services, L.P.                            3435 Stelzer Road
                                                                       Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------------------

Independent Auditors
                  Ernst & Young LLP                                    1300 Chiquita Center
                                                                       250 East Fifth Street
                                                                       Cincinnati, Ohio 45202

--------------------------------------------------------------------------------------------------------------

                    [LOGO OF FIFTH THIRD BANK APPEARS HERE]

                               Fifth Third Bank
                              Investment Advisor